As filed with the Securities and Exchange Commission on July 14, 2006.

  File No. 33-58041
  File No. 811-7257

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

  REGISTRATION STATEMENT UNDER THE
  SECURITIES ACT OF 1933

  POST-EFFECTIVE AMENDMENT NO. 24  ☒

  and

  REGISTRATION STATEMENT UNDER THE
  INVESTMENT COMPANY ACT OF 1940

  AMENDMENT NO. 25  ☒

SEI INSTITUTIONAL INVESTMENTS TRUST

(Exact Name of Registrant as Specified in Charter)

c/o The CT Corporation System

101 Federal Street
Boston, Massachusetts 02110
(Address of Principal Executive Offices, Zip Code)
Registrant's Telephone Number, including Area Code 610-989-1000

Robert A. Nesher

c/o SEI Investments Company
Oaks, Pennsylvania 19456
(Name and Address of Agent for Service)

Copy to:

  Richard W. Grant, Esquire
  Morgan, Lewis & Bockius LLP
  1701 Market Street
  Philadelphia, Pennsylvania 19103

Title of Securities Being Registered Units of Beneficial Interest

It is proposed that this filing will become effective (check appropriate box):

  ☐  immediately upon filing pursuant to paragraph (b)
  ☐  on [date] pursuant to paragraph (b)
  ☐  60 days after filing pursuant to paragraph (a)
  ☐  on [date] pursuant to paragraph (a)(2) of Rule 485
  ☒  75 days after filing pursuant to paragraph (a)(2)

SEI INSTITUTIONAL INVESTMENTS TRUST

CLASS A SHARES

PROSPECTUS

September 27, 2006

REAL RETURN PLUS FUND

GLOBAL MANAGED VOLATILITY FUND

Investment Adviser:

SEI INVESTMENTS MANAGEMENT CORPORATION

Investment Sub-Advisers:

ACADIAN ASSET MANAGEMENT INC.
ANALYTIC INVESTORS, INC.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

About This Prospectus

SEI Institutional Investments Trust is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies and are designed primarily for institutional investors and their clients that have signed an Investment Management Agreement (as discussed below). This prospectus gives you important information about the Class A shares of the Real Return Plus and Global Managed Volatility Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about the Funds, please see:

Page
REAL RETURN PLUS FUND	XX
GLOBAL MANAGED VOLATILITY FUND	XX
MORE INFORMATION ABOUT FUND INVESTMENTS	XX
INVESTMENT ADVISER AND SUB-ADVISERS	XX
PURCHASING AND SELLING FUND SHARES	XX
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	XX
DIVIDENDS, DISTRIBUTIONS AND TAXES	XX
FINANCIAL HIGHLIGHTS	XX
HOW TO OBTAIN MORE INFORMATION ABOUT SEI INSTITUTIONAL INVESTMENTS TRUST	Back Cover

Global Asset Allocation

Each Fund has its own distinct risk and reward characteristics, investment objective, policies, and strategies. In addition to managing the Funds, SEI Investments Management Corporation (SIMC) constructs and maintains global asset allocation strategies for certain clients, and the Funds are designed in part to implement those strategies. The degree to which an investor’s portfolio is invested in the particular market segments and/or asset classes represented by these Funds varies, as does the investment risk/return potential represented by each Fund. Because of the historical lack of correlation among various asset classes, an investment in a portfolio of Funds representing a range of asset classes as part of an asset allocation strategy may reduce the strategy’s overall level of volatility. As a result, a global asset allocation strategy may reduce risk.

In managing the Funds, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of managers, and continuous portfolio management. Asset allocation across appropriate asset classes represented by some of the Funds is the central theme of SIMC’s investment philosophy. SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class. SIMC then oversees a network of managers who invest the assets of these Funds in distinct segments of the market or class represented by each Fund. These managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates managers for these Funds to ensure that they do not deviate from their stated investment philosophy or process.

Eligible Investors

Eligible investors are principally institutions, including defined benefit plans, defined contribution plans, health care defined benefit plans and board-designated funds, insurance operating funds, foundations, endowments, public plans, and Taft-Hartley plans, that have entered into an Investment Management Agreement (an Agreement) with SIMC (collectively, Eligible Investors). More information about Eligible Investors is in the “Purchasing and Selling Fund Shares” section of this prospectus.

Risk/Return Information Common to the Funds

Each Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund’s assets are managed under the direction of SIMC and one or more Sub-Advisers who manage portions of the Funds’ assets in a way that they believe will help the Funds achieve their goals. In addition, SIMC directly manages a portion of the Real Return Plus Fund’s assets. SIMC acts as “manager of managers” for the Funds, and attempts to ensure that the Sub-Advisers comply with the Funds’ investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Funds’ Board. Still, investing in the Funds involves risks, and there is no guarantee that a Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy, and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The estimated level of volatility for each Fund is set forth in the Fund Summaries that follow. The effect on a Fund’s share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

REAL RETURN PLUS FUND

Fund Summary

Investment Goal:	Total return exceeding the rate of inflation

Share Price Volatility:	Medium

Principal Investment Strategy:	Using multiple managers, the Fund invests in inflation-sensitive securities for inflation protection and other types of securities to enhance return.

Investment Strategy

The Fund uses a multi-manager approach under the general supervision of SIMC, using different investment strategies designed to produce a total return that exceeds the rate of inflation in the U.S. SIMC manages a portion of the Fund directly, and allocates the remaining assets to one or more Sub-Advisers.

Under normal circumstances, the Fund will invest a significant portion of its assets in fixed income securities, including inflation-indexed bonds of varying maturities issued by the U.S. Treasury, other U.S. government agencies and instrumentalities, and non-government entities such as corporations. An inflation-indexed bond is a bond that is structured so that its principal value will change with inflation. Treasury Inflation-Protected Securities, or “TIPS,” are a type of inflation-indexed bond in which the Fund may invest. The Fund may also use derivative instruments that provide an inflation-adjusted return. A derivative instrument is a financial contract whose value depends on, or is derived from, an underlying asset, rate or index. The Fund may also invest in: (i) securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities and obligations of U.S. and foreign commercial banks, such as certificates of deposit, time deposits, bankers’ acceptances and bank notes; (ii) obligations of foreign governments; (iii) U.S. and foreign corporate debt securities, including commercial paper, and fully-collateralized repurchase agreements with highly rated counterparties; and (iv) securitized issues such as mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities and collateralized debt obligations. The portion of the Fund managed by SIMC directly will be invested in U.S. Government inflation-indexed bonds or various derivative instruments with the purpose of hedging inflation.

The Fund may also invest in other types of inflation-sensitive securities, such as real estate investment trusts (REITs). A portion of the Fund’s assets may also be invested in commodity-linked securities to provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. Commodity-linked securities include notes with interest payments that are tied to an underlying commodity or commodity index, exchange-traded funds (ETFs) that are tied to the performance of a commodity or commodity index, or other types of investment vehicles or instruments that provide returns that are tied to commodities or commodity indices.

In an attempt to enhance return, the Fund may employ an “alpha overlay” strategy that is backed by the above mentioned securities. The overlay strategy may be invested in instruments across domestic and international equity, fixed income and currency markets. This strategy may use a wide range of derivative instruments (or direct investments, to allocate exposure among asset classes, countries and currencies. The Fund may allocate investments without limit to any one of the equity, bond and currency asset classes.

The Fund also invests a portion of its assets in bank loans, which are, generally, non-investment grade (junk bond) floating rate instruments. The Fund may invest in bank loans in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments). The Fund may invest in derivatives, such as futures contracts, options, forward contracts and swaps, either for risk management purposes or as part of its investment strategies. The Fund may also invest in other financial instruments or use other investment techniques (such as reverse repurchase agreements) to seek to obtain market exposure to the securities in which the Fund primarily invests.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

What are the Risks of Investing in the Fund?

The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

For derivative strategies, the assets backing the derivatives will generally be entirely different from the Fund’s primary investments (i.e., equity securities and derivatives based on the Fund’s benchmark index). For example, the Sub-Advisers may use various fixed income securities, including high yield (junk bond) and foreign fixed income securities, currencies, derivatives and other equity securities in order to seek to enhance the Fund’s returns over the returns of the Fund’s benchmark. These strategies expose the Fund to the risk that its portfolio may not properly track the performance of the Fund’s benchmark index. They also expose the Fund to the risks of investing in asset classes that are different from the benchmark index (i.e., large cap equity securities), and the Fund would underperform its benchmark index to the extent that the Fund’s investments in other asset classes decline in value.

Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk. If the counterparty defaults on its payment obligations to the Fund, the default will cause the value of your investment in the Fund to decrease.

Although the Fund’s U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Corporate fixed income securities are fixed income securities issued by public and private businesses. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security. In addition, due to a lack of uniformly available information about issuers or differences in the issuers’ sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in issuers located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

The Fund is also subject to the risk that equity securities of developed countries may under perform other segments of the equity markets or the equity markets as a whole.

Performance Information

As of September 27, 2006, the Fund had not commenced operations, and did not have a performance history.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses

(Expenses deducted from Fund assets)

Class A Shares
Investment Advisory Fees	X.XX	%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**

*                                         Other expenses are based on estimated amounts for the current fiscal year.

**                                  The Fund’s total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser and the Fund’s administrator are each voluntarily waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and the Fund’s administrator may discontinue all or part of these waivers at any time. With these fee waivers, the Fund’s actual total operating expenses are expected to be as follows:

Real Return Plus Fund – Class A Shares	X.XX	%

For more information about these fees, see “Investment Adviser and Sub-Advisers” and “Distribution of Fund Shares.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years
Real Return Plus Fund – Class A Shares	$	XX	$	XX

GLOBAL MANAGED VOLATILITY FUND

Fund Summary

Investment Goal:	Capital appreciation with less volatility than the broad global equity markets

Share Price Volatility:	Medium

Principal Investment Strategy:

Using multiple sub-advisers, the Fund seeks to generate capital appreciation, but with a lower level of volatility than the broad global equity markets by employing investment strategies consistent with that goal

Investment Strategy

The Global Managed Volatility Fund will typically invest in securities of U.S. and foreign companies of all capitalization ranges. These securities may include common stocks, preferred stocks, warrants, ETFs, depositary receipts and equity options. The Fund also may invest in futures, options on futures, and swap agreements and engage in short sales.

Under normal circumstances, the Fund will invest in at least three countries outside of the U.S., but will typically invest much more broadly. The Fund will invest primarily in companies located in developed countries, but may also invest in companies located in emerging markets.

The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund’s assets, employs various investment strategies intended to achieve returns similar to that of the broad global equity markets, but with a lower level of volatility. The Fund seeks to achieve lower volatility by constructing a portfolio of securities that the Adviser believes would produce a less volatile return stream to the market. The Adviser effectively weighs securities based on their total expected risk and return, without regard to market capitalization and industry.

In managing the Fund’s currency exposure for foreign securities, the Sub-Advisers may buy and sell currencies for hedging purposes.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

What are the Risks of Investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. Although the Fund seeks to achieve returns similar to that of the broad global equity markets, but with a lower level of volatility, there can be no assurance that the Fund will be able to achieve this objective. In fact, the Fund may have greater volatility than that of the broad global equity markets. The Fund is also subject to the risk that the equity securities the Fund invests in may underperform, or equity securities that the Fund sells short may outperform, other segments of the equity markets or the equity markets as a whole.

Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The smaller and medium capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and medium cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

The Fund may employ investment strategies that involve different risks than the strategies used by typical mutual funds, including short sales. Although some of the Sub-Advisers use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies. The investment strategies employed by the Fund that emphasize hedged positions rather than non-hedged positions in securities are used in an effort to protect against losses due to general movements in market prices and are tools the Sub-Advisers use to manage the Fund’s price volatility. However, no assurance can be given that such hedging will be successful or that consistent absolute returns will be achieved.

Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk. If the counterparty defaults on its payment obligations to the Fund, the default will cause the value of your investment in the Fund to decrease.

ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Short sales are transactions in which the Fund sells a security it does not own. To complete a short sale, the Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund and the Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security.

The Fund takes passive positions in currencies, which involves different techniques and risk analyses than the Fund’s purchase of securities. Passive investment in currencies may subject the Fund to additional risks and the value of the Fund’s investments may fluctuate in response to broader macroeconomic risks than if the Fund invested only in fixed income securities.

Performance Information

As of September 27, 2006, the Fund had not commenced operations, and did not have a performance history.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses

(Expenses deducted from Fund assets)

Class A Shares
Investment Advisory Fees	X.XX	%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**

*                                         Other expenses are based on estimated amounts for the current fiscal year.

**                                  The Fund’s total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser is voluntarily waiving a portion of its fee in order to keep total operating expenses at a specified level. The Adviser may discontinue all or part of this waiver at any time. With this fee waiver, the Fund’s actual total operating expenses are expected to be as follows:

Global Managed Volatility Fund – Class A Shares	X.XX	%

For more information about these fees, see “Investment Adviser and Sub-Advisers” and “Distribution of Fund Shares.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years
Global Managed Volatility Fund – Class A Shares	$	XX	$	XX

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds’ primary investment strategies. However, each Fund may also invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds’ Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Sub-Advisers use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with a Fund’s objectives. A Fund will do so only if the SIMC or the Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains and higher income. Of course, there is no guarantee that any Fund will achieve its investment goal.

INVESTMENT ADVISER AND SUB-ADVISERS

SEI Investments Management Corporation (SIMC) acts as the manager of managers of the Funds, and is responsible for the investment performance of the Funds since it allocates each Fund’s assets to one or more Sub-Advisers and recommends hiring or changing Sub-Advisers to the Board of Trustees. SIMC also directly manages a portion of the Real Return Plus Fund’s assets.

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Funds’ investment policies and guidelines, and monitors each Sub-Adviser’s adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of Sub-Advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives (described below).

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the Adviser to the Funds. As of September 27, 2006 SIMC had approximately $XX billion in assets under management.

For the fiscal year ended September 27, 2006 the Real Return Plus and Global Managed Volatility Funds were not yet in operation. Each of these Funds will pay SIMC advisory fees, as a percentage of the average net assets of the Fund, at the following annual rates:

Real Return Plus Fund	X.XX	%
Global Managed Volatility Fund	X.XX	%

A discussion regarding the basis for the Board of Trustees’ approval of the Funds’ investment advisory and sub-advisory agreements will be available in the Funds’ annual report, which covers the period June 1, 2005 to May 31, 2006.

Sub-Advisers and Portfolio Managers

REAL RETURN PLUS FUND:

No Sub-Advisers have been approved yet for this Fund.

GLOBAL MANAGED VOLATILITY FUND:

Acadian Asset Management Inc.: Acadian Asset Management Inc. (Acadian), located at One Post Office Square, Boston, Massachusetts 02109, serves as a Sub-Adviser to the Global Managed Volatility Fund. A team of investment professionals manages the portion of the Global Managed Volatility Fund’s assets allocated to Acadian. Ronald D. Frashure, President and Chief Executive Officer, plays a key role in Acadian’s investment and quantitative management. Mr. Frashure has been with Acadian for 18 years. John R. Chisholm, Executive Vice President and Co-Chief Investment Officer, is responsible for oversight of portfolio management and research efforts. Mr. Chisholm joined Acadian in 1984. Brian K. Wolahan, Senior Vice President and Co-Director of Research, is responsible for developing and applying quantitative techniques to the evaluation of markets and securities. Mr. Wolahan joined Acadian in 1990. Raymond F. Mui, Senior Vice President and Portfolio Manager, specializes in the development of investment strategies for the developed and emerging equity markets. Mr. Mui joined Acadian in 1991. Charles H. Wang, Senior Vice President and Co-Director of Research, is responsible for quantitative research, model implementation and emerging market country strategies. Mr. Wang joined Acadian in 2000.

Analytic Investors, Inc.: Analytic Investors, Inc. (Analytic), located at 500 South Grand Avenue, 23rd Floor, Los Angeles, California 90071, serves as a Sub-Adviser to the Global Managed Volatility Fund. A team of investment professionals at Analytic manages the portion of the Global Managed Volatility Fund’s assets allocated to Analytic. Portfolio management responsibilities are team managed with day-to-day portfolio management responsibilities led by Dennis Bein, Chief Investment Officer and Portfolio Manager, and handled primarily by Doug Savarese, Portfolio Manager, and David Krider, Research Analyst. Mr. Bein joined the firm in 1995, while Mr. Savarese and Mr. Krider joined Analytic in 1998 and 2005, respectively. Before joining Analytic, Mr. Krider was the founder of Visualize, Inc., and served as the firm’s Chief Technology Officer from 1996-2005. Harindra de Silva, President and Portfolio Manager, is primarily responsible for research on the strategy (i.e., model maintenance and design) Analytic employs in managing the portion of the Global Managed Volatility Fund’s assets for which it is responsible. Mr. de Silva has been with Analytic for ten years.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed and ownership of securities in the Funds.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called “redeem”) shares of the Funds.

The Funds offer shares only to Eligible Investors that have signed an Investment Management Agreement with SIMC. Under each Agreement, SIMC will consult with the Eligible Investor to define its investment objectives, desired returns and tolerance for risk, and to develop a plan for the allocation of its assets. Each Agreement sets forth the fee to be paid to SIMC, which is ordinarily expressed as a percentage of the Eligible Investor’s assets managed by SIMC. This fee, which is negotiated by the Eligible Investor and SIMC, may include a performance-based fee or a fixed-dollar fee for certain specified services.

For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

Eligible Investors (as defined above) may purchase shares by placing orders with the Funds’ Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Generally, cash investments must be transmitted or delivered in federal funds to the Funds’ wire agent by the close of business on the day after the order is placed. However, in certain circumstances the Funds at their discretion may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Funds’ procedures and applicable law. The Funds reserve the right to refuse any purchase requests, particularly those that the Funds reasonably believe may not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in the Funds’ view, is likely to engage in excessive trading (usually defined as four or more “round trips” in a Fund in any twelve-month period). For more information regarding the Funds’ policy and procedures related to excessive trading, please see “Frequent Purchases and Redemptions of Fund Shares” below.

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Funds in accordance with the Funds’ procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution’s or intermediary’s procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through these financial institutions, you should contact these financial institutions directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

Each Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day’s NAV, generally the Funds (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern time. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

Pricing of Fund Shares

NAV for one Fund share is the value of that share’s portion of the net assets of the Fund. In calculating NAV, a Fund generally values its investment portfolio at market price.

When valuing portfolio securities, the Funds value securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on NASDAQ) at the last quoted sale price on the primary exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If such prices are not readily available or are determined to be unreliable, the Funds will value the security using a bid price from at least one independent broker obtained by an independent, third-party pricing agent or using the Funds’ Fair Value Procedures, as described below. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security’s price cannot be obtained from an independent pricing agent, the Funds will value the securities using a bid price from at least one independent broker obtained by an independent, third-party pricing agent or using the Funds’ Fair Value Procedures, as described below.

Securities held by a Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Fund’s Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that a pricing service’s prices will be reliable. SIMC or a Fund’s Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Administrator, in turn, will notify the Fair Value Pricing Committee if it receives such notification from SIMC or a Fund’s Sub-Adviser, as applicable, or if the Administrator reasonably believes that a particular pricing service is no longer a reliable source for prices. The pricing services rely on a variety of information in making their determinations, particularly on prices of actual market transactions as well as on trader quotations. However, the services may also use a matrix system to determine valuations, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.

Securities for which market prices are not “readily available” or may be unreliable are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees. The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the Committee) designated by the Funds’ Board of Trustees. The Committee is currently composed of two members of the Board of Trustees, as well as representatives from SIMC and its affiliates.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended, the security has been de-listed from a national exchange, the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider are: the facts giving rise to the need to fair value, the last trade price, the performance of the market or the issuer’s industry, the liquidity of the security, the size of the holding in a Fund, or any other appropriate information.

A Fund’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a Significant Event) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the net asset value of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Fair Value Committee meeting be called. In addition, the Funds’ administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies SIMC or a Sub-Adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, SIMC or a Sub-Adviser makes the determination whether a Fair Value Committee meeting should be called based on the information provided.

The Global Managed Volatility Fund uses a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund shall value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of ETFs which are priced as equity securities.

The Funds’ Pricing and Valuation Procedures provide that any change in the primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees, however, when the change would not materially affect the valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent of pricing methodology, Board approval may be obtained at the next Board regularly scheduled Board meeting.

Minimum Purchases

To purchase shares for the first time, Eligible Investors must invest at least $100,000 in any Fund. A Fund may accept investments of smaller amounts at its discretion.

Frequent Purchases and Redemptions of Fund Shares

“Market timing” refers to a pattern of frequent purchases and sales of a Fund’s shares, often with the intent of earning arbitrage profits. Market timing can harm other shareholders in various ways, including by diluting the value of the shareholders’ holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing a Fund to incur unwanted taxable gains, and forcing a Fund to hold excess levels of cash.

The Funds are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements). Accordingly, the Board of Trustees has adopted policies and procedures on behalf of the Funds to deter short-term trading. These policy and procedures do not apply with respect to money market funds. The Funds’ transfer agent will monitor trades in an effort to detect short-term trading activities. If, as a result of this monitoring, a Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder’s account.

A shareholder will be considered to be engaging in excessive short-term trading in a Fund in the following circumstances:

i.                                          if the shareholder conducts four or more “round trips” in a Fund (other than a money market fund) in any twelve-month period. A round trip involves the purchase of shares of a Fund and subsequent redemption of all or most of those shares. An exchange into and back out of a Fund in this manner is also considered a round trip.

ii.                                       if a Fund determines, in its sole discretion, that a shareholder’s trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Funds, in their sole discretion, also reserve the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Funds’ policy are made uniformly and in good faith in a manner that the Funds believe is consistent with the best long-term interests of shareholders. When applying the Funds’ policy, the Funds may consider (to the extent reasonably available) an investor’s trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Funds.

The Funds’ monitoring techniques are intended to identify and deter short-term trading in the Funds. However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Funds without being identified. For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Funds’ monitoring techniques. Operational or technical limitations may also limit the Funds’ ability to identify short-term trading activity.

While it is the Funds’ intention that intermediaries trading in Fund shares will assist the Funds in enforcing the Funds’ policies, certain intermediaries may be unable or unwilling to effectively enforce the Funds’ trading or exchange restrictions. The Funds will monitor trading activity coming from such intermediaries and take reasonable steps to seek cooperation from any intermediary through which the Funds believe short-term trading activity is taking place.

Certain of the SEI funds are sold to participant-directed employee benefit plans. The Funds’ ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies. In such circumstances, the Funds will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

The Funds may amend the policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

Foreign Investors

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. Accounts for the Funds are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Funds, however, reserve the right to close and/or liquidate your account at the then-current day’s price if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax consequences.

Customer identification and verification is part of the Funds’ overall obligation to deter money laundering under Federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

How to Sell Your Fund Shares

If you hold Fund shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds’ authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds’ procedures and applicable law.

Receiving Your Money

Normally, the Funds will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

Redemptions in Kind

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds’ remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right to Sell Your Shares

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons. More information about this is in the SAI.

How to Exchange Your Shares

You may exchange Class A Shares of any Fund for Class A Shares of any other Fund on any Business Day by contacting the Funds directly by mail or telephone. You may also exchange shares through your financial institution or intermediary by telephone. This exchange privilege may be changed or canceled at any time upon 60 days’ notice. When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

Distribution of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds’ shares.

For Class A Shares, shareholder servicing fees, as a percentage of daily net assets, may be up to X.XX%.

The Funds are sold primarily through independent registered investment advisors, financial planners, bank trust departments and other financial advisors ("Financial Advisors") who provide their clients with advice and services in connection with their investments in the SEI Funds.   Many Financial Advisers are also associated with broker-dealer firms.  SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the SEI Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources.  SIMC and its affiliates may also provide other products and services to Financial Advisors.  For additional information, please see the Funds’ Statement of Additional Information.  You also can ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for a Fund can be obtained on the Internet at the following address:  http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Ten calendar days after each month end, a list of the top ten portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Thirty calendar days after the end of each month, a list of all portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Funds’ policy and procedures on the disclosure of portfolio holdings information is available in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Global Managed Volatility Fund distributes its investment income annually, as dividends to shareholders. The Real Return Plus Fund distributes its investment income [          ]. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

At least annually, each Fund will distribute substantially all of its net investment income and net realized capital gains, if any. If you are a taxable investor, the dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates except to the extent they are designated as qualified dividend income. The Real Return Plus Fund expects to distribute primarily ordinary income distributions. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income. Qualified dividend income may include dividend income from certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). Capital gains distributions are generally taxable at the rates applicable to long-term capital gains regardless of how long you have held your Fund shares. Long-term capital gains are currently taxable at the maximum rate of 15%. Absent further legislation, the maximum 15% rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale. Currently, any capital gain or loss realized upon a sale or exchange of Fund shares is generally treated as long-term gain or loss if the shares have been held for more than one year. Capital gain or loss realized upon a sale or exchange of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of the Fund shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund shares.

If you have a tax-advantaged retirement account, you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

With respect to the Global Managed Volatility Fund, some foreign governments levy withholding taxes against dividend and other types of income. Although in some countries a portion of these withholding taxes is recoverable, the non-recovered portion will reduce the income received from the securities in the Global Managed Volatility Fund.

The Global Managed Volatility Fund may elect to pass through to you your pro rata share of foreign income taxes paid by the Fund. The Global Managed Volatility Fund will notify you if it makes such election.

More information about taxes is in the Funds’ SAI.

FINANCIAL HIGHLIGHTS

As of September 27, 2006 the Real Return Plus and Global Managed Volatility Funds had not commenced operations.

SEI INSTITUTIONAL INVESTMENTS TRUST

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated September 27, 2006 includes detailed information about SEI Institutional Investments Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Real Return Plus and Global Managed Volatility Funds’ holdings and contain information from the Funds’ managers about Fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:	Call 1-800-DIAL-SEI

By Mail:	Write to the Funds at:
One Freedom Valley Drive
Oaks, PA 19456

By Internet:	http://www.seic.com

From the SEC:  You can obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Institutional Investments Trust, from the EDGAR Database on the SEC’s website (“http://www.sec.gov”). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to:  Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following public address: publicinfo@sec.gov.

SEI Institutional Investments Trust’s Investment Company Act registration number is 811-7257.

SEI INSTITUTIONAL INVESTMENTS TRUST

Adviser:

SEI Investments Management Corporation

Administrator:

SEI Investments Global Funds Services

Distributor:

SEI Investments Distribution Co.

Sub-Advisers:

Acadian Asset Management Inc.

Analytic Investors, Inc.

This Statement of Additional Information is not a Prospectus. It is intended to provide additional information regarding the activities and operations of the SEI Institutional Investments Trust (the "Trust") and should be read in conjunction with the Trust's Prospectus relating to the Class A shares of the Real Return Plus and Global Managed Volatility Funds dated September 27, 2006. A Prospectus may be obtained upon request and without charge by writing the Trust's distributor, SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456 or by calling the Trust at 1-800-DIAL-SEI.

September 27, 2006

TABLE OF CONTENTS

THE TRUST	S-4

INVESTMENT OBJECTIVES AND POLICIES	S-4

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS	S-5

American Depositary Receipts	S-6

Asset-Backed Securities	S-6

Commercial Paper	S-7

Construction Loans	S-7

Equity Securities	S-8

Fixed Income Securities	S-9

Foreign Securities	S-11

Forward Foreign Currency Contracts	S-11

Futures and Options on Futures	S-13

Illiquid Securities	S-14

Interfund Lending and Borrowing Arrangements	S-14

Investment Companies	S-14

Loan Participations and Assignments	S-15

Money Market Securities	S-15

Mortgage-Backed Securities	S-16

Mortgage Dollar Rolls	S-18

Municipal Securities	S-18

Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks	S-19

Options	S-19

Pay-In Kind Bonds	S-21

Receipts	S-21

Real Estate Investment Trusts	S-21

Repurchase Agreements	S-21

Reverse Repurchase Agreements and Sale Buybacks	S-22

Restricted Securities	S-22

Securities Lending	S-22

Short Sales	S-23

Swaps, Caps, Floors, Collars and Swaptions	S-24

U.S. Government Securities	S-25

Variable and Floating Rate Instruments	S-26

When-Issued and Delayed Delivery Securities	S-26

Yankee Obligations	S-26

Zero Coupon Securities	S-27

INVESTMENT LIMITATIONS	S-27

THE ADMINISTRATOR AND TRANSFER AGENT	S-30

THE ADVISER AND THE SUB-ADVISERS	S-30

DISTRIBUTION AND SHAREHOLDER SERVICING	S-32

TRUSTEES AND OFFICERS OF THE TRUST	S-33

PROXY VOTING POLICIES AND PROCEDURES	S-38

PURCHASE AND REDEMPTION OF SHARES	S-38

TAXES	S-41

FUND PORTFOLIO TRANSACTIONS	S-43

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	S-46

DESCRIPTION OF SHARES	S-47

LIMITATION OF TRUSTEES' LIABILITY	S-47

CODES OF ETHICS	S-47

VOTING	S-47

SHAREHOLDER LIABILITY	S-48

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	S-48

MASTER/FEEDER OPTION	S-48

CUSTODIANS	S-48

EXPERTS	S-48

LEGAL COUNSEL	S-48

APPENDIX A—DESCRIPTION OF RATINGS	A-1

September 27, 2006

THE TRUST

SEI Institutional Investments Trust (the "Trust") is an open-end management investment company that has diversified and non-diversified funds. The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated March 1, 1995. The Declaration of Trust permits the Trust to offer separate series ("funds") of units of beneficial interest ("shares") and different classes of shares. At this time shareholders may purchase Class A shares of the Funds only. Each share of each fund represents an equal proportionate interest in that fund with each other share of that fund.

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described in this Statement of Additional Information, certain companies provide essential management services to the Trust. All consideration received by the Trust for shares of any fund, and all assets of such fund, belong to that fund and would be subject to the liabilities related thereto. The Trust pays its expenses, including the fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organizational expenses.

This Statement of Additional Information relates to the following funds: the Real Return Plus and Global Managed Volatility Funds (each a "Fund" and, together, the "Funds").

INVESTMENT OBJECTIVES AND POLICIES

REAL RETURN PLUS FUND—The Real Return Plus Fund uses a multi-manager approach under the general supervision of SIMC, using different investment strategies designed to produce a total return that exceeds the rate of inflation in the U.S. SIMC manages a portion of the Fund directly, and allocates the remaining assets to one or more Sub-Advisers.

Under normal circumstances, the Fund will invest a significant portion of its assets in fixed income securities, including inflation-indexed bonds of varying maturities issued by the U.S. Treasury, other U.S. government agencies and instrumentalities, and non-government entities such as corporations. An inflation-indexed bond is a bond that is structured so that its principal value will change with inflation. Treasury Inflation-Protected Securities, or "TIPS," are a type of inflation-indexed bond in which the Fund may invest. The Fund may also use derivative instruments that provide an inflation-adjusted return. A derivative instrument is a financial contract whose value depends on, or is derived from, an underlying asset, rate or index. The Fund may also invest in: (i) securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities and obligations of U.S. and foreign commercial banks, such as certificates of deposit, time deposits, bankers' acceptances and bank notes; (ii) obligations of foreign governments; (iii) U.S. and foreign corporate debt securities, including commercial paper, and fully-collateralized repurchase agreements with highly rated counterparties; and (iv) securitized issues such as mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities and collateralized debt obligations. The portion of the Fund managed by SIMC directly will be invested in U.S. Government inflation-indexed bonds or various derivative instruments with the purpose of hedging inflation.

The Fund may also invest in other types of inflation-sensitive securities, such as real estate investment trusts ("REITS"). A portion of the Fund's assets may also be invested in commodity-linked securities to provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. Commodity-linked securities include notes with interest payments that are tied to an underlying commodity or commodity index, exchange-traded funds (ETFs) that are tied to the performance of a commodity or commodity index, or other types of investment vehicles or instruments that provide returns that are tied to commodity or commodities indices.

In an attempt to enhance return, the Fund may employ an "alpha overlay" strategy that is backed by the above mentioned securities. The overlay strategy may be invested in instruments across domestic and international equity, fixed-income and currency markets. This strategy may use a wide range of derivative instruments (or direct investments) to allocate exposure among asset classes, countries and currencies. The Fund may allocate investments without limit to any one of the equity, bond and currency asset classes.

The Fund also invests a portion of its assets in bank loans, which are, generally, non-investment grade (junk bond) floating rate instruments. The Fund may invest in bank loans in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments). The Fund may invest in derivatives, such as futures contracts, options, forward contracts and swaps, either for risk management purposes or as part of its investment strategies. The Fund may also invest in other financial instruments or use other investment techniques (such as reverse repurchase agreements) to seek to obtain market exposure to the securities in which the Fund primarily invests.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

GLOBAL MANAGED VOLATILITY FUND—The Global Managed Volatility Fund seeks to provide capital appreciation with less volatility than the broad global equity markets. There can be no assurance that the Fund will achieve its investment objective.

The Global Managed Volatility Fund may invest in securities of U.S. and foreign companies of all capitalization ranges. These securities may include common stocks, preferred stocks, warrants and equity options. The Fund also may invest in futures, options on futures and swap agreements and engage in short sales.

The Fund seeks to achieve lower volatility by constructing a portfolio of securities that effectively weighs securities based on their total expected risk and return, without regard to market capitalization and industry. The sub-advisers may engage in short sales in an amount up to 20% of the Fund's value (measured at the time of investment) in an attempt to capitalize on equity securities that they believe will underperform the market or their peers. When the sub-advisers sell securities short they may use the proceeds from the sales to purchase long positions in additional equity securities that they believe will outperform the market or their peers. This strategy may effectively result in the Fund having a leveraged investment portfolio, which results in greater potential for loss.

In managing the Fund's currency exposure for foreign securities, the sub-advisers may buy and sell currencies for hedging purposes.

The Fund may purchase shares of exchange-traded funds ("ETFs") to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

In addition, the Fund may invest in securities and use investment strategies and techniques included in the section entitled "Description of Permitted Investments and Risk Factors."

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following are descriptions of the permitted investments and investment practices discussed in the Funds' "Investment Objectives and Policies" section and the associated risk factors. A Fund may purchase any of these instruments and/or engage in any of these investment practices if, in the opinion of the Adviser or a Sub-Adviser, as applicable, such investment will be advantageous to the Fund. A Fund is free to reduce or eliminate its activity in any of these areas. The Adviser or a Sub-Adviser, as applicable, will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by a Fund's stated investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of the Fund's objectives.

AMERICAN DEPOSITARY RECEIPTS—American Depositary Receipts ("ADRs"), as well as other "hybrid" forms of ADRs, including European Depositary Receipts ("EDRs"), Continental Depositary Receipts ("CDRs") and Global Depositary Receipts ("GDRs"), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Investments in the securities of foreign issuers may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

Although the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipt holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request.

ASSET-BACKED SECURITIES—Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Other asset-backed securities may be created in the future. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing debt obligations. Asset-backed securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder. There may be a limited secondary market for such securities.

COMMERCIAL PAPER—Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days up to 270 days.

CONSTRUCTION LOANS—In general, construction loans are mortgages on multifamily homes that are insured by the Federal Housing Administration ("FHA") under various federal programs of the National Housing Act of 1934 and its amendments. Several FHA programs have evolved to ensure the construction financing and permanent mortgage financing on multifamily residences, nursing homes, elderly residential facilities, and health care units. Project loans typically trade in two forms: either as FHA-insured or Government National Mortgage Association ("GNMA") insured pass-through securities. In this case, a qualified issuer issues the pass-through securities while holding the underlying mortgage loans as collateral. Regardless of form, all projects are government-guaranteed by the U.S. Department of Housing and Urban Development ("HUD") through the FHA insurance fund. The credit backing of all FHA and GNMA projects derives from the FHA insurance fund, so projects issued in either form enjoy the full faith and credit backing of the U.S. Government.

Most project pools consist of one large mortgage loan rather than numerous smaller mortgages, as is typically the case with agency single-family mortgage securities. As such, prepayments on projects are driven by the incentives most mortgagors have to refinance, and are very project-specific in nature. However, to qualify for certain government programs, many project securities contain specific prepayment restrictions and penalties.

Under multifamily insurance programs, the government insures the construction financing of projects as well as the permanent mortgage financing on the completed structures. This is unlike the single-family mortgage market, in which the government only insures mortgages on completed homes. Investors purchase new projects by committing to fund construction costs on a monthly basis until the project is built. Upon project completion, an investor's construction loan commitments are converted into a proportionate share of the final permanent project mortgage loan. The construction financing portion of a project trades in the secondary market as an insured Construction Loan Certificate ("CLC"). When the project is completed, the investor exchanges all the monthly CLCs for an insured Permanent Loan Certificate ("PLC"). The PLC is an insured pass-through security backed by the final mortgage on the completed property. As such, PLCs typically have a thirty-five to forty year maturity, depending on the type of final project. There are vastly more PLCs than CLCs in the market, owing to the long economic lives of the project structures. While neither CLCs or PLCs are as liquid as agency single-family mortgage securities, both are traded on the secondary market and would generally not be considered illiquid. The benefit to owning these securities is a relatively high yield combined with significant prepayment protection, which generally makes these types of securities more attractive when prepayments are expected to be high in the mortgage market. CLCs typically offer a higher yield due to the fact that they are somewhat more administratively burdensome to account for.

There are risks associated with equity-linked warrants. The investor will bear the full counterparty risk to the issuing broker (but the Adviser or Sub-Advisers, as applicable, select to mitigate this risk by only purchasing from issuers with high credit ratings). They also have a longer settlement period because they go through the same registration process as the underlying shares (about three weeks) and during this time the shares cannot be sold. There is currently no active trading market for equity-linked warrants. Certain issuers of such warrants may be deemed to be "investment companies" as defined in the 1940 Act. As a result, the Fund's investment in such warrants may be limited by certain investment restrictions contained in the 1940 Act.

EQUITY SECURITIES—Equity securities represent ownership interests in a company and include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Investments in equity securities in general are subject to market risks, which may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate. The Funds purchase and sell equity securities in various ways, including securities listed on recognized foreign exchanges, traded in the United States on registered exchanges or in the over-the-counter market. Consistent with the Funds' investment strategies, the Funds may invest in preferred stocks and convertible securities that are both investment grade and lower-rated securities. Please see a discussion of these securities later in this SAI. Equity securities are described in more detail below:

Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. The Fund may purchase preferred stock of all ratings, as well as unrated stock.

Warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities. The Fund may purchase convertible securities of all ratings as well as unrated securities.

Small and Medium Capitalization Issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are likely to be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

FIXED INCOME SECURITIES—Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers, but may also include structured securities that provide for participation interests in debt obligations. The market value of the fixed income securities in which a Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect a Fund's net asset value.

Securities held by a Fund that are guaranteed by the U.S. Government, its agencies or instrumentalities guarantee only the payment of principal and interest, and do not guarantee the securities' yield or value or the yield or value of the Fund's shares.

There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates.

Additional information regarding fixed income securities is described below:

Duration. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

Investment Grade Fixed Income Securities. Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by an NRSRO, or, if not rated, are determined to be of comparable quality by SIMC or a Fund's Sub-Adviser, as applicable. See "Appendix A—Description of Ratings" for a description of the bond rating categories of several NRSROs. Ratings of each NRSRO represent its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Fixed income securities rated BBB or Baa3 lack outstanding investment characteristics, and have speculative characteristics as well. In the event a security owned by a Fund is downgraded, the Sub-Adviser will review the situation and take appropriate action with regard to the security.

Lower Rated Securities. Lower rated bonds or non-investment grade bonds are commonly referred to as "junk bonds" or high yield/high-risk securities. Lower rated securities are defined as securities rated below the fourth highest rating category by an NRSRO. Such obligations are speculative and may be in default.

Fixed income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities generally are not meant for short-term investing.

Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities. As a result, SIMC or a Fund's Sub-Adviser, as applicable, could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were highly liquid. Furthermore, a Fund may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating such Fund's net asset value. Prices for high yield securities may also be affected by legislative and regulatory developments.

Lower rated or unrated fixed income obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the exposure of the Fund to the risks of high yield securities.

Sensitivity to Interest Rate and Economic Changes. Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and a Fund's net asset value.

Payment Expectations. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value may decrease in a rising interest rate market, as will the value of a Fund's assets. If a Fund experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund's rate of return.

Liquidity and Valuation. There may be little trading in the secondary market for particular bonds, which may affect adversely a Fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the value and liquidity of high-yield, high-risk bonds, especially in a thin market.

Taxes. A Fund may purchase debt securities (such as zero coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements applicable to regulated investment companies under Subchapter M of the Code. Because the original issue discount earned by a Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

FOREIGN SECURITIES—Foreign securities are securities issued by non-U.S. issuers. Investments in foreign securities may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization, or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuations in value due to changes in the exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

The value of a Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and a Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange or currency control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by a Fund. Such investments may also entail higher custodial fees and sales commissions than domestic investments.

A Fund's investments in emerging markets can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. With respect to an emerging country, there may be a greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or investments in such countries. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

In addition to the risks of investing in emerging market country debt securities, a Fund's investment in government or government-related securities of emerging market countries and restructured debt instruments in emerging markets are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt, and requests to extend additional loan amounts. A Fund may have limited recourse in the event of default on such debt instruments.

FORWARD FOREIGN CURRENCY CONTRACTS—A forward foreign currency contract involves a negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades. The Funds may use currency instruments to engage in the following types of currency transactions:

Transaction Hedging. Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. A Fund may enter into Transaction Hedging out of a desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Fund may be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging. A Fund may sell a non-U.S. currency and purchase U.S. currency to reduce exposure to the non-U.S. currency ("Position Hedging"). A Fund may use Position Hedging when an Adviser or a Sub-Adviser, as applicable, reasonably believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar. A Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

Cross Hedges. A Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

Proxy Hedges. A Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund's portfolio is exposed is difficult to hedge or to hedge against the U.S. dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of a Fund's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies.

Risks. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree in a direction that is not anticipated. Furthermore, there is a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, the Fund will "cover" its position as required by the 1940 Act. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

A Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described above.

FUTURES AND OPTIONS ON FUTURES—Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges regulated by the Commodities Futures Trading Commission ("CFTC"). Consistent with CFTC regulations, the Funds have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, are not subject to registration or regulation as a pool operator under the Commodity Exchange Act. A Fund may use futures contracts and related options for either hedging purposes or risk management purposes, as permitted by its stated investment policies. Instances in which a Fund may use futures contracts and related options for risk management purposes include: attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position as required by the 1940 Act. A Fund may also "cover" its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also "cover" its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may "cover" its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may also "cover" its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also "cover" its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may "cover" its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also "cover" its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund's use of futures contracts and options on futures, including the following: (1) the success of a hedging strategy may depend on the Adviser's or a Sub-Adviser's, as applicable, ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

ILLIQUID SECURITIES—Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees. Despite such good faith efforts to determine fair value prices, a Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Trust's Board of Trustees, SIMC or a Sub-Adviser, as applicable, determines the liquidity of a Fund's investments. In determining the liquidity of the Fund's investments, SIMC or a Sub-Adviser, as applicable, may consider various factors, including: (1) the frequency and volume of trades and quotations; (2) the number of dealers and prospective purchasers in the marketplace; (3) dealer undertakings to make a market; and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

INTERFUND LENDING AND BORROWING ARRANGEMENTS—The SEC has granted an exemption that permits the Funds to participate in an interfund lending program (the "Program") with all other funds advised by SIMC ("SEI Funds"). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements ("Repo Rate"), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings ("Bank Loan Rate"). The Bank Loan Rate will be determined using a formula, which has been approved by the SEI Funds' Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

All interfund loans and borrowings must comply with the conditions set forth in the exemption, which are designed to ensure fair and equitable treatment of all participating funds. Each Fund's participation in the Program must be consistent with its investment policies and limitations, and is subject to certain percentage limitations. SIMC administers the Program according to procedures approved by the SEI Funds' Board. In addition, the Program is subject to oversight and periodic review by the Board of Trustees.

INVESTMENT COMPANIES—Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, open-end investment companies, and real estate investment trusts, represent interests in professionally managed portfolios that may invest in various types of instruments. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market.

Federal securities laws limit the extent to which a Fund can invest in securities of other investment companies. Generally, a Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company;

(2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. The Trust and SIMC have obtained an order from the SEC that permits the Funds to invest their uninvested cash and cash collateral from securities lending activities in one or more affiliated investment companies, which complies with Rule 2a-7 under the 1940 Act, in excess of the limits of Section 12 of the 1940 Act. A Fund may invest in investment companies managed by SIMC or a Sub-Adviser to the extent permitted by any rule or regulation of the SEC or any order or interpretation thereunder.

Because of restrictions on direct investment by U.S. entities in certain countries, investment in other investment companies may be the most practical or only manner in which an international and global fund can invest in the securities markets of those countries.

Investments in closed-end investment companies may involve the payment of substantial premiums above the net asset value of such issuers' fund securities, and are subject to limitations under the 1940 Act. A Fund may incur additional tax liability and be subject to special tax rules with respect to any investments in the stock of a foreign issuer that constitutes a "passive foreign investment company" under the Code.

Exchange-Traded Funds. Exchange-traded funds ("ETFs") are investment companies that are registered under the 1940 Act as open-end funds or unit investment trusts. ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. An "index-based ETF" seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings.

LOAN PARTICIPATIONS AND ASSIGNMENTS—Loan participations are interests in loans to corporations or governments which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank, financial institution or syndicate member ("intermediary bank"). In a loan participation, the borrower will be deemed to be the issuer of the participation interest, except to the extent a Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risks generally associated with the underlying borrower. In the event of the bankruptcy or insolvency of the borrower, a loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying borrower fails to pay principal and interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of such borrower. Under the terms of a loan participation, a Fund may be regarded as a creditor of the intermediary bank, (rather than of the underlying borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent.

Loan assignments are investments in assignments of all or a portion of certain loans from third parties. When a Fund purchases assignments from lenders, it will acquire direct rights against the borrower on the loan. Since assignments are arranged through private negotiations between potential assignees and assignors, however, the rights and obligations acquired by the Fund may differ from, and be more limited than, those held by the assigning lender. Loan participations and assignments may be considered liquid, as determined by the Funds' advisers based on criteria approved by the Board of Trustees.

MONEY MARKET SECURITIES—Money market securities include short-term U.S. Government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by an NRSRO, such as S&P or Moody's, or determined by the Adviser or a Sub-Adviser, as applicable, to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. For a description of ratings, see Appendix A to this SAI.

MORTGAGE-BACKED SECURITIES—Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen and thirty-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and floating mortgages. Mortgage-backed securities are described in more detail below:

Government Pass-Through Securities. These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, Fannie Mae and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). GNMA, Fannie Mae and Freddie Mac each guarantee timely distributions of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distributions of scheduled principal. In the past, Freddie Mac has only guaranteed the ultimate collection of principal of the underlying mortgage loan; however, Freddie Mac now issues mortgage-backed securities (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors.

Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

Private Pass-Through Securities. Private pass-through securities are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

Commercial Mortgage-Backed Securities ("CMBS"). CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan of sale of the property.

CMOs. CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two highest categories by S&P or Moody's. Many CMOs are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by interests in real property. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or Freddie Mac represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, Freddie Mac or GNMA-guaranteed mortgage pass-through certificates. For Freddie Mac REMIC Certificates, Freddie Mac guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

Adjustable Rate Mortgage Securities ("ARMS"). ARMS are a form of pass-through security representing interests in pools of mortgage loans whose interest rates are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the value of ARMS, like other debt securities, generally varies inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the value of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interests rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are securities that are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

Parallel Pay Securities; PAC Bonds. Parallel pay CMOs and REMICS are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

Estimated Average Life. Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life.

MORTGAGE DOLLAR ROLLS—Mortgage "dollar rolls" or "covered rolls," are transactions in which a Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase typically in 30 or 60 days, substantially similar, but not identical, securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on such securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. At the end of the roll commitment period, a Fund may or may not take delivery of the securities it has contracted to purchase. Mortgage dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security. A "covered roll" is a specific type of mortgage dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the mortgage dollar roll transaction. As used herein the term "mortgage dollar roll" refers to mortgage dollar rolls that are not "covered rolls." If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security a Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid senior security concerns, a Fund will "cover" any mortgage dollar roll as required by the 1940 Act.

MUNICIPAL SECURITIES—Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. Additional information regarding municipal securities is described below:

Municipal Bonds.  Municipal bonds are debt obligations issued to obtain funds for various public purposes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, tolls from a toll bridge, for example. Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. A Fund may purchase private activity or industrial development bonds if, in the opinion of counsel for the issuers, the interest paid is exempt from Federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately owned or operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking or sewage or solid waste disposal facilities, as well as certain other categories. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Municipal Leases. Municipal leases are instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities ("municipal lease obligations"). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate funds for, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations are a relatively new form of financing, and the market for such obligations is still developing. Municipal leases will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board of Trustees, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation.

Municipal Notes. Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes, and construction loan notes and participation interests in municipal notes. The maturities of the instruments at the time of issue will generally range from three months to one year.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS—The Funds may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

Bankers' Acceptances. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

Bank Notes. Bank notes are notes used to represent debt obligations issued by banks in large denominations.

Certificates of Deposit. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid. Additional information about illiquid securities is provided under the Section "Illiquid Securities."

Time Deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities. Additional information about illiquid securities is provided under the Section "Illiquid Securities."

OPTIONS—A Fund may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered" as required by the 1940 Act.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. All options written on indices or securities must be "covered" as required by the 1940 Act.

Each Fund may trade put and call options on securities, securities indices and currencies, as SIMC or a Sub-Adviser, as applicable, determines is appropriate in seeking the Fund's investment objective, and except as restricted by the Fund's investment limitations as set forth below. See "Investment Limitations."

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase put and call options on securities for any lawful purpose, including to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium for such options. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write (i.e, sell) "covered" call options on securities for any lawful purpose, including as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease, as applicable, to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is normally done by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks. Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

PAY-IN-KIND BONDS—Pay-in-kind bonds are securities which, at the issuer's option, pay interest in either cash or additional securities for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

RECEIPTS—Receipts are interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), "Liquid Yield Option Notes" ("LYONs") and "Certificates of Accrual on Treasury Securities" ("CATS"). LYONS, TIGRs and CATS are interests in private proprietary accounts while TRs and Separately Traded Registered Interest and Principal Securities ("STRIPS") (see "U.S. Treasury Obligations") are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. For tax purposes, original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements applicable to regulated investment companies under Subchapter M of the Code. Because of these features, such securities may be subject to greater interest rate volatility than interest paying fixed income securities.

REITs—REITs are trusts that invest primarily in commercial real estate or real estate-related loans. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with certain requirements under the Code relating to its organization, ownership, assets and income, as well as with a requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. By investing in REITs indirectly through the Fund, shareholders will bear not only the proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of underlying REITs.

A Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

REPURCHASE AGREEMENTS—A repurchase agreement is an agreement in which one party sells securities to another party in return for cash, with an agreement to repurchase equivalent securities at an agreed price and on an agreed future date. A Fund may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions deemed creditworthy by SIMC or a Sub-Adviser, as applicable. The repurchase agreements entered into by a Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement. SIMC or a Sub-Adviser, as applicable, monitors compliance with this requirement, as well as the ongoing financial condition and creditworthiness of the counterparty. Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of SIMC or a Sub-Adviser, as applicable, liquidity or other considerations so warrant.

REVERSE REPURCHASE AGREEMENTS AND SALE BUYBACKS—Reverse repurchase agreements are transactions in which a Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are similar to a fully collateralized borrowing by the Fund. At the time the Fund enters into a reverse repurchase agreement, it will earmark or place in a segregated account cash or liquid securities having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained.

Reverse repurchase agreements involve risks. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by a Fund may increase the Fund's volatility. Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to a Fund. Reverse repurchase agreements also involve the risk that the market value of the securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when a Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

In a sale-buyback transaction, a Fund sells an underlying security for settlement at a later date. A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund's repurchase of the underlying security. A Fund's obligations under a sale-buyback typically would be offset by earmarking or placing in a segregated account cash or liquid securities having a value equal to the amount of the Fund's forward commitment to repurchase the underlying security.

RESTRICTED SECURITIES—Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"), or an exemption from registration. Permitted investments for a Fund include restricted securities. Restricted securities, including securities eligible for re-sale under Rule 144A of the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by an adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the particular adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, each adviser intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act and Section 4(2) commercial paper issued in reliance on an exemption from registration under Section 4(2) of the 1933 Act.

SECURITIES LENDING—Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its Adviser, Sub-Advisers or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign issuers, respectively. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of a Fund.

A Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as a Fund's securities lending agent.

By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

SHORT SALES—Short sales may be used by a Fund as part of its overall portfolio management strategies or to offset (hedge) a potential decline in the value of a security. A Fund may engage in short sales that are either "against the box" or "uncovered." A short sale is "against the box" if, at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short. Uncovered short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short, and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise "cover" the Fund's short position as required by the 1940 Act.

The Global Managed Volatility Fund may engage in short sales in an amount up to 20% of the Global Managed Volatility Fund's value (measured at the time of investment) in an attempt to capitalize on equity securities that it believes will underperform the market or its peers. When the Global Managed Volatility Fund sells securities short, it may use the proceeds from the sales to purchase long positions in additional equity securities that it believes will outperform the market or its peers. This strategy may effectively result in the Global Managed Volatility Fund having a leveraged investment portfolio, which results in greater potential for loss. Leverage can amplify the effects of market volatility on the Global Managed Volatility Fund's share price and make the Global Managed Volatility Fund's returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The use of leverage may also cause the Global Managed Volatility Fund to liquidate portfolio positions when it would not be advantageous to do so or in order to satisfy its obligations.

SWAPS, CAPS, FLOORS, COLLARS AND SWAPTIONS—Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the "underlying") and a predetermined amount (referred to as the "notional amount"). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party's obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.

A great deal of flexibility is possible in the way swaps may be structured. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other party makes payments calculated with reference to a specified floating interest rate, such as LIBOR or the prime rate. In a currency swap, the parties generally enter into an agreement to pay interest streams in one currency based on a specified rate in exchange for receiving interest streams denominated in another currency. Currency swaps may involve initial and final exchanges of the currency that correspond to the agreed upon notional amount.

A Fund may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, a Fund may enter into a swap to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded the desired return; or for various other reasons.

Certain Funds may enter into credit default swaps, as a buyer or a seller. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default has occurred. If an event of default occurs, the seller must pay the buyer the full notional value ("par value") of the underlying in exchange for the underlying. If a Fund is a buyer and no event of default occurs, the Fund will have made a stream of payments to the seller without having benefited from the default protection it purchased. However, if an event of default occurs, the Fund, as buyer, will receive the full notional value of the underlying that may have little or no value following default. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, provided there is no default. If an event of default occurs, the Fund would be obligated to pay the notional value of the underlying in return for the receipt of the underlying. The value of the underlying received by the Fund coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve different risks than if a Fund invests in the underlying directly.

Caps, floors, collars and swaptions are privately-negotiated option-based derivative products. Like a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. Like swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and, like most swaps (other than foreign currency swaps), the entire notional amount is not exchanged. A collar is a combination product in which one party buys a cap from and sells a floor to another party. Swaptions give the holder the right to enter into a swap. A Fund may use one or more of these derivative products in addition to or in lieu of a swap involving a similar rate or index.

Under current market practice, swaps, caps, collars and floors between the same two parties are generally documented under a "master agreement." In some cases, options and forwards between the parties may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted, and only a single payment would be made.

Generally, a Fund would calculate the obligations of the swap agreements' counterparties on a "net basis." Consequently, a Fund's current obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each counterparty to the swap agreement (the "net amount"). A Fund's current obligation under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered as required by the 1940 Act. Each Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under the existing agreements with that party would exceed 5% of the Fund's total assets.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents using standardized swap agreements. As a result, the use of swaps has become more prevalent in comparison with the markets for other similar instruments that are also traded in over-the-counter markets.

Swaps and other derivatives involve risks. One significant risk in a swap, cap, floor, collar or swaption is the volatility of the specific interest rate, currency or other underlying that determines the amount of payments due to and from a Fund. This is true whether these derivative products are used to create additional risk exposure for a Fund or to hedge, or manage, existing risk exposure. If under a swap, cap, floor, collar or swaption agreement a Fund is obligated to make a payment to the counterparty, the Fund must be prepared to make the payment when due. A Fund could suffer losses with respect to such an agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions. Further, the risks of caps, floors and collars, like put and call options, may be unlimited for the seller if the cap or floor is not hedged or covered, but is limited for the buyer.

Because under swap, cap, floor, collar and swaption agreements a counterparty may be obligated to make payments to a Fund, these derivative products are subject to risks related to the counterparty's creditworthiness. If a counterparty defaults, a Fund's risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement (this may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other). Upon default by a counterparty, however, a Fund may have contractual remedies under the swap agreement.

A Fund will enter into swaps only with counterparties that the Adviser or Sub-Advisers, as applicable, believe to be creditworthy. In addition, a Fund will earmark or segregate cash or liquid securities in an amount equal to any liability amount owned under a swap, cap, floor, collar or swaption agreement, or will otherwise "cover" its position as required by the 1940 Act.

U.S. GOVERNMENT SECURITIES—Examples of types of U.S. Government obligations in which a Fund may invest include U.S. Treasury obligations and the obligations of U.S. Government agencies or U.S. Government sponsored entities such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Fannie Mae, GNMA, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. Government securities are not guaranteed against price movements due to fluctuating interest rates.

U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Treasury Receipts ("TRs").

U.S. Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury (e.g., Treasury bills, notes and bonds, and securities guaranteed by GMNA), others are supported by the right of the issuer to borrow from the Treasury (e.g., obligations of Federal Home Loan Banks), while still others are supported only by the credit of the instrumentality (e.g., obligations of Fannie Mae). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund's shares.

VARIABLE AND FLOATING RATE INSTRUMENTS—Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES—When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if SIMC or a Sub-Adviser, as applicable, deems it appropriate. When a Fund purchases when-issued or delayed delivery securities, it will "cover" its position as required by the 1940 Act.

YANKEE OBLIGATIONS—Yankee obligations ("Yankees") are U.S. dollar-denominated instruments of foreign issuers who either register with the SEC or issue under Rule 144A under the Securities Act of 1933 (the "Securities Act"). These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and bankers' acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

The Yankee obligations selected for a Fund will adhere to the same quality standards as those utilized for the selection of domestic debt obligations.

ZERO COUPON SECURITIES—Zero coupon securities are securities that are sold at a discount to par value and securities on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received "phantom income" annually. Because a Fund will distribute its "phantom income" to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Fund will have fewer assets with which to purchase income producing securities. Pay-in-kind securities pay interest in either cash or additional securities, at the issuer's option, for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

To avoid any leveraging concerns, a Fund will "cover" its position as required by the 1940 Act. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. STRIPS and receipts (TRs, TIGRs, LYONs and CATS) are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

Corporate zero coupon securities are: (i) notes or debentures which do not pay current interest and are issued at substantial discounts from par value; or (ii) notes or debentures that pay no current interest until a stated date one or more years into the future, after which the issuer is obligated to pay interest until maturity, usually at a higher rate than if interest were payable from the date of issuance, and may also make interest payments in kind (e.g., with identical zero coupon securities). Such corporate zero coupon securities, in addition to the risks identified above, are subject to the risk of the issuer's failure to pay interest and repay principal in accordance with the terms of the obligation. A Fund must accrete the discount or interest on high-yield bonds structured as zero coupon securities as income even though it does not receive a corresponding cash interest payment until the security's maturity or payment date. For tax purposes, original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements applicable to the regulated investment companies under Subchapter M of the Code. A Fund may have to dispose of its securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing cash to satisfy distribution requirements. A Fund accrues income with respect to the securities prior to the receipt of cash payments.

INVESTMENT LIMITATIONS

Fundamental Policies

The following investment limitations are fundamental policies of the Global Managed Volatility and Real Return Plus Funds and may not be changed without approval of a majority of Fund shareholders.

A Fund may not:

  1.  Purchase securities of an issuer if it would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  2.  Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  3.  Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  4.  Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  5.  Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  6.  Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Non-Fundamental Policies

The following limitations are non-fundamental policies of the Global Managed Volatility and Real Return Plus Funds and may be changed by the Trust's Board of Trustees without a vote of shareholders.

No Fund may:

  1.  Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the asset segregation requirements imposed by Section 18 of the 1940 Act, or any rule or SEC staff interpretation thereunder.

  2.  Purchase securities on margin or effect short sales, except that each Fund may: (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

  3.  Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

  4.  With respect to 75% of its assets: (i) purchase the securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

  5.  Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

  6.  Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowings. To the extent that its borrowings exceed 5% of its assets: (i) all borrowings will be repaid before a Fund makes additional investments and any interest paid on such borrowings will reduce income; and (ii) asset coverage of at least 300% is required.

  7.  Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

  8.  Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

The following descriptions of the 1940 Act may assist shareholders in understanding the above policies and restrictions.

Diversification. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be held by the fund.

Concentration. The SEC has presently defined concentration as investing 25% or more of an investment company's net assets in an industry or group of industries, with certain exceptions.

For purposes of the industry concentration limitation specified in the Prospectuses and Statement of Additional Information: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational agencies will be deemed to be issuers conducting their principal business activities in the same industry; and (iv) governmental issuers within a particular country will be deemed to be conducting their principal business activities in that same industry.

Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. The Funds' non-fundamental investment policy on lending is set forth above.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Real Estate. The 1940 Act does not directly restrict a fund's ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. Certain Funds have adopted a fundamental policy that would permit direct investment in real estate. However, these Funds have a non-fundamental investment limitation that prohibits them from investing directly in real estate. This non-fundamental policy may be changed only by vote of these Funds' Board of Trustees.

THE ADMINISTRATOR AND TRANSFER AGENT

General. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Administrator also serves as the transfer agent for the Funds. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company ("SEI"), is the owner of all beneficial interest in the Administrator and the transfer agent. SEI and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

Administration Agreement with the Trust.  The Trust and the Administrator have entered into an administration and transfer agency agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative and transfer agency services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated: (a) by a vote of a majority of the Trustees of the Trust on not less than 60 days' written notice to the Administrator; or (b) by the Administrator on not less than 90 days' written notice to the Trust.

If operating expenses of any Fund exceed applicable limitations, the Administrator will pay such excess. The Administrator will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Code. The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses.

THE ADVISER AND THE SUB-ADVISERS

General. SEI Investments Management Corporation ("SIMC" or the "Adviser") is a wholly-owned subsidiary of SEI, a leading global outsourcer of asset management, investment processing and investment operations solutions. The principal business address of SIMC and SEI is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI was founded in 1968, and is a leading provider of investment solutions to banks, institutional investors, investment advisors and insurance companies. SIMC and its affiliates currently serve as adviser to more than 8 investment companies, including more than XX portfolios, with approximately $XX billion in assets under management as of [ ], 2006.

Manager of Managers Structure. SIMC is the investment adviser for each of the Funds, and operates as a "manager of managers." SIMC and the Trust have obtained an exemptive order from the SEC that permits SIMC, with the approval of the Trust's Board of Trustees, to retain unaffiliated investment sub-advisers for a Fund without submitting the sub-advisory agreement to a vote of the Fund's shareholders. Among other things, the exemptive relief permits the non-disclosure of amounts payable by SIMC under such sub-advisory agreements. The Trust will notify shareholders in the event of any change in the identity of the sub-advisers for a Fund.

Subject to Board review, SIMC allocates and, when appropriate, reallocates the Funds' assets among sub-advisers (the "Sub-Advisers"), monitors and evaluates Sub-Adviser performance, and oversees Sub-Adviser compliance with the Funds' investment objectives, policies and restrictions. SIMC also directly manages a portion of the Real Return Plus Fund's assets. SIMC has ultimate responsibility for the investment performance of the Funds due to its responsibility to oversee Sub-Advisers and recommend their hiring, termination and replacement.

Advisory and Sub-Advisory Agreements. The Trust and SIMC have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the Funds and may manage the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements (the "Sub-Advisory Agreements" and, together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Board of Trustees, the Sub-Advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers also are responsible for managing their employees who provide services to the Funds. Sub-Advisers are selected for the Funds based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively each Sub-Adviser's skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Advisory Agreement and certain of the Sub-Advisory Agreements provide that SIMC (or any Sub-Adviser) shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder. In addition, certain of the Sub-Advisory Agreements provide that the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder.

The continuance of each Investment Advisory Agreement must be specifically approved at least annually: (i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees; and (ii) by the vote of a majority of the Trustees who are not parties to such Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to SIMC or the Sub-Advisers, or by SIMC or the Sub-Advisers on 90 days' written notice to the Trust.

Advisory Fees. For its advisory services, SIMC is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates (shown as a percentage of the average daily net assets of each Fund):

Real Return Plus Fund	XX%
Global Managed Volatility Fund	XX%

SIMC pays the Sub-Advisers a fee out of its advisory fee which is based on a percentage of the average monthly market value of the assets managed by each Sub-Adviser.

The Sub-Advisers.

ACADIAN ASSET MANAGEMENT INC.—Acadian Asset Management Inc. ("Acadian") serves as a Sub-Adviser to a portion of the assets of the Global Managed Volatility Fund. Acadian was founded in 1977 and is a wholly-owned subsidiary of Old Mutual Asset Managers (US) LLC, which is a wholly-owned subsidiary of Old Mutual (US) Holdings Inc., which is a wholly-owned subsidiary of OM Group

(UK)(Limited), which, in turn, is a wholly-owned subsidiary of Old Mutual plc. Old Mutual plc, Acadian's ultimate parent company, is a publicly traded company listed on the U.K. and South African stock exchanges.

ANALYTIC INVESTORS, INC.—Analytic Investors, Inc. ("Analytic") serves as a Sub-Adviser for a portion of the assets of the Global Managed Volatility Fund. Analytic, a wholly-owned subsidiary of Old Mutual Assets Managers (US) LLC, was founded in 1970.

Portfolio Management.

Acadian

Analytic

DISTRIBUTION AND SHAREHOLDER SERVICING

General. SEI Investments Distribution Co. (the "Distributor"), serves as each Fund's distributor. The Distributor, a wholly-owned subsidiary of SEI, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Distribution Agreement with the Trust. The Distributor serves as each Fund's distributor pursuant to a distribution agreement ("Distribution Agreement") with the Trust. The Distribution Agreement shall be reviewed and ratified at least annually: (i) by the Trust's Trustees or by the vote of a majority of the outstanding shares of the Trust; and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of any assignment, as defined in the 1940 Act, and is terminable with respect to a particular Fund on not less than sixty days' notice by the Trust's Trustees, by vote of a majority of the outstanding shares of such Fund or by the Distributor. The Distributor will receive no compensation for the distribution of Fund shares.

The Fund may execute brokerage or other agency transactions through the Distributor, for which the Distributor may receive compensation.

The Distributor may, from time to time and at its own expense, provide promotional incentives, in the form of cash or other compensation, to certain financial institutions whose representatives have sold or are expected to sell significant amounts of the Funds' shares.

Distribution Expenses Incurred by Adviser. The Funds are sold primarily through independent registered investment advisors, financial planners, bank trust departments and other financial advisors ("Financial Advisors") who provide their clients with advice and services in connection with their investments in the SEI Funds. Funds are typically combined into complete investment portfolios and strategies using asset allocation techniques to serve investor needs. In connection with its distribution activities, SIMC and its affiliates may provide Financial Advisors, without charge, asset allocation models and strategies, custody services, risk assessment tools, and other investment information and services to assist the Financial Advisor in providing advice to investors.

SIMC may hold conferences, seminars and other educational and informational activities for Financial Advisors for the purpose of educating Financial Advisors about the Funds and other investment products offered by SIMC or its affiliates. SIMC may pay for lodging, meals and other similar expenses incurred by Financial Advisors in connection with such activities. SIMC also may pay expenses associated with joint marketing activities with Financial Advisors, including, without limitation, seminars, conferences, client appreciation dinners, direct market mailings and other marketing activities designed to further the promotion of the Funds. In certain cases, SIMC may make payments to Financial Advisors or their employer in connection with their solicitation or referral of investment business, subject to any regulatory requirements for disclosure to and consent from the investor. All such marketing expenses and solicitation payments are paid by SIMC or its affiliates out of its past profits or other available resources, and are not charged to the Funds.

Many Financial Advisors may be affiliated with broker-dealers. SIMC and its affiliates may pay compensation to broker-dealers or other financial institutions for services such as, without limitation, providing the Funds with "shelf space" or a higher profile for the firm's associated Financial Advisers and their customers, placing the Funds on the firm's preferred or recommended fund list, granting the Distributor access to the firm's associated Financial Advisers, providing assistance in training and educating the firms' personnel, allowing sponsorship of seminars or informational meetings, and furnishing marketing support and other specified services. These payments may be based on average net assets of SEI Funds attributable to that broker-dealer, gross or net sales of SEI funds attributable to that broker-dealer, a negotiated lump sum payment, or other appropriate compensation for services rendered.

Payments may also be made by SIMC or its affiliates to financial institutions to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. These fees may be used by the financial institutions to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans. The foregoing payments may be in addition to any shareholder servicing fees paid to a financial institution in accordance with the Funds' Shareholder Services Plan or Administrative Services Plan.

The payments discussed above may be significant to the financial institutions receiving them, and may create an incentive for the financial institutions or its representatives to recommend or offer shares of the SEI Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources.

Although a Fund may use broker-dealers that sell Fund shares to effect transactions for the Fund's portfolio, the Fund, the Adviser and the Sub-Advisers will not consider the sale of Fund shares as a factor when choosing broker-dealers to effect those transactions and will not direct brokerage transactions to broker-dealers as compensation for the sales of Fund shares.

TRUSTEES AND OFFICERS OF THE TRUST

Board of Trustees Responsibilities. The management and affairs of the Trust and each of the Funds are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing each of the Funds and each fund of SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Asset Allocation Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust (the "Fund Complex"), which currently consists of XX funds and includes funds not described in this Statement of Additional Information. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Members of the Board. Set forth below are the names, dates of birth, position with the Trust, the year in which the Trustee was elected, and the principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust. There is no stated term of office for the Trustees of the Trust, however, a Trustee must retire from the Board of Trustees by the end of the calendar year in which the Trustee turns 75, although this requirement may be waived by a vote of the Trustees. The business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Interested Trustees.

ROBERT A. NESHER (DOB 08/17/46)—Chairman of the Board of Trustees* (since 1995)—SEI employee, 1974-present. Executive Vice President of SEI, 1986-1994. Director and Executive Vice President of SIMC, the Administrator and the Distributor, 1981-1994. President and Director of SEI Absolute Return Master Fund, L.P., SEI Absolute Return Fund, L.P., SEI Opportunity Master Fund, L.P. and SEI Opportunity Fund, L.P. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments

*  Messrs. Nesher and Doran are Trustees deemed to be "interested" persons of the Funds (as that term is defined in the 1940 Act) by virtue of their relationship with the Trust's Distributor and SIMC.

(Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd. Trustee of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

WILLIAM M. DORAN (DOB 05/26/40)—Trustee* (since 1995)—1701 Market Street, Philadelphia, PA 19103. Self-employed Consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI, SIMC, the Administrator and the Distributor. Director of SEI since 1974; Secretary of SEI Investments since 1978. Director of the Distributor since 2003. Director of SEI Investments—Global Fund Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Investments (Asia), Limited and SEI Asset Korea Co. Trustee of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

Independent Trustees.

F. WENDELL GOOCH (DOB 12/03/32)—Trustee (since 1995)—Retired. Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds and STI Classic Variable Trust.

JAMES M. STOREY (DOB 04/12/31)—Trustee (since 1995)—Attorney, Solo Practitioner since 1994. Partner, Dechert Price & Rhoads (law firm), September 1987-December 1993. Director of U.S. Charitable Gift Trust, The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Massachusetts Health and Education Tax-Exempt Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

GEORGE J. SULLIVAN, JR. (DOB 11/13/42)—Trustee (since 1996)—Self-employed Consultant, Newfound Consultants Inc. since April 1997. Trustee/Director of State Street Navigator Securities Lending Trust, The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, SEI Absolute Return Master Fund, L.P., SEI Opportunity Master Fund, L.P., SEI Absolute Return Fund, L.P., SEI Opportunity Fund, L.P., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

ROSEMARIE B. GRECO (DOB 03/31/46)—Trustee (since 1999)—Director, Governor's Office of Health Care Reform, Commonwealth of Pennsylvania, since 2003. Founder and Principal, Grecoventures Ltd., from 1999 to 2002. Director, Sonoco, Inc. and Exelon Corporation; Trustee of Pennsylvania Real Estate Investment Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

NINA LESAVOY (DOB 07/24/57)—Trustee (since 2003)—Managing Partner, Cue Capital since March 2002. Managing Partner and Head of Sales, Investorforce, March 2000-December 2001. Global Partner working for the CEO, Invesco Capital, January 1998-January 2000. Head of Sales and Client Services, Chancellor Capital and later LGT Asset Management, 1986-2000. Trustee/Director of SEI Absolute Return Master Fund, L.P., SEI Opportunity Master Fund, L.P., SEI Absolute Return Fund, L.P., SEI Opportunity Fund, L.P., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

JAMES M. WILLIAMS (DOB 10/10/47)—Trustee (since 2004)—Vice President and Chief Investment Officer, J. Paul Getty Trust, Non Profit Foundation for Visual Arts, since December 2002. President, Harbor Capital Advisors and Harbor Mutual Funds, 2000-2002. Manager, Pension Asset Management, Ford Motor Company, 1997-1999. Trustee of Ariel Mutual Funds, SEI Opportunity Master Fund, L.P., SEI Absolute Return Master Fund, L.P., SEI Opportunity Fund, L.P., SEI Absolute Return Fund, L.P., SEI Asset Allocation Trust, SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

Board Standing Committees. The Board has established the following standing committees:

•  Audit Committee. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditors and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent auditors to the Trust and certain other affiliated entities; serving as a channel of communication between the independent auditors and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditors that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. In addition, the Audit Committee is responsible for the oversight of the Trust's compliance programs. Messrs. Gooch, Storey, Sullivan and Williams, Ms. Greco and Ms. Lesavoy currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met X times in the Trust's most recently completed fiscal year.

•  Fair Value Pricing Committee. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Messrs. Nesher and Sullivan currently serve as the Board's delegates on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and met X times in the Trust's most recently completed fiscal year.

•  Nominating Committee. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The principal responsibilities of the Nominating Committee are to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee operates under procedures approved by the Board which provide that the Nominating Committee will consider nominees recommended by shareholders when such recommendations are submitted in writing and addressed to the Nominating Committee at the Trust's address. Messrs. Gooch, Storey, Sullivan and Williams, Ms. Greco and Ms. Lesavoy currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and met X times during the Trust's most recently completed fiscal year.

•  Governance Committee. The Board has a standing Governance Committee that is composed of each of the Independent Trustees of the Trust. The principal responsibility of the Governance Committee is to consider governance and compensation issues, as well as to conduct a self assessment of the Board's operations. The Governance Committee will meet periodically, as necessary. It was established at the December 2005 meeting of the Trustees and as such did not meet during the Trust's most recently completed fiscal year.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities and Exchange Act of 1934 (the "1934 Act"). The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name	Dollar Range of Fund Shares (Fund)*	Aggregate Dollar Range of Shares (Fund Complex)*
Interested
Mr. Nesher	None	Over $100,000
Mr. Doran	Over 100,000 (Large Cap Fund)	Over $100,000
Over 100,000 (Small Cap Fund)
Independent
Mr. Gooch	None	Over $100,000
Mr. Storey	None	None
Mr. Sullivan	None	Over $100,000
Ms. Greco	None	None
Ms. Lesavoy	None	None
Mr. Williams	None	None

*  Valuation date is December 31, 2005.

Board Compensation. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

Name	Aggregate Compensation			Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Trust and Fund Complex
Interested
Mr. Nesher		$0		N/A	N/A		$0
Mr. Doran		$0		N/A	N/A		$0
Independent
Mr. Gooch	$	X	X	N/A	N/A	$	X	X
Mr. Storey	$	X	X	N/A	N/A	$	X	X
Mr. Sullivan	$	X	X	N/A	N/A	$	X	X
Ms. Greco	$	X	X	N/A	N/A	$	X	X
Ms. Lesavoy	$	X	X	N/A	N/A	$	X	X
Mr. Williams	$	X	X	N/A	N/A	$	X	X

Trust Officers. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. None of the officers receive compensation from the Trust for their services.

Certain officers of the Trust also serve as officers to one or more mutual funds to which SEI or its affiliates act as investment adviser, administrator or distributor.

ROBERT A. NESHER (DOB 08/17/46)—President and Chief Executive Officer (since 2005)—SEI employee, 1974-present. Executive Vice President of SEI, 1986-1994. Director and Executive Vice President of SIMC, the Administrator and the Distributor, 1981-1994. President and Director of SEI Absolute Return Master Fund, L.P., SEI Absolute Return Fund, L.P., SEI Opportunity Master Fund, L.P. and SEI Opportunity Fund, L.P. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and

SEI Global Nominee Ltd. Trustee of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Index Funds, SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

TIMOTHY D. BARTO (DOB 03/28/68)—Vice President and Secretary (since 2002)—Vice President and Assistant Secretary of the Trust, 1999-2002. General Counsel and Secretary of SIMC and the Administrator since 2004. Vice President of SIMC and the Administrator since 1999. Vice President and Assistant Secretary of SEI Investments since 2001. Assistant Secretary of SIMC, the Administrator and the Distributor and Vice President of the Distributor, 1993-2003.

STEPHEN F. PANNER (DOB 06/08/70)—Controller and Chief Financial Officer (since 2005)—Fund Accounting Director of the Administrator, 2005-Present. Fund Administration Manager, Old Mutual Fund Services, 2000-2005. Chief Financial Officer, Controller and Treasurer, PBHG Funds and PBHG Insurance Series Fund, 2004-2005. Assistant Treasurer, PBHG Funds and PBHG Insurance Series Fund, 2000-2004. Assistant Treasurer, Old Mutual Fund Advisors Fund, 2004-2005.

JOHN J. MCCUE (DOB 04/20/63)—Vice President (since 2004)—Director of Portfolio Implementations for SIMC, August 1995 to present. Managing Director of Money Market Investments for SIMC, January 2003 to present.

RUSSELL EMERY (DOB 12/18/62)—Chief Compliance Officer (since 2006)—Chief Compliance Officer of SEI Opportunity Master Fund, L.P., SEI Opportunity Fund, L.P., SEI Absolute Return Master Fund, L.P., SEI Absolute Return Fund, L.P., Bishop Street Funds, SEI Institutional Investments Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Index Funds, SEI Liquid Asset Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, The Advisors' Inner Circle Fund and The Advisors' Inner Circle Fund II, since March 2006 and Bishop Street Funds since May 2006. Director of Investment Product Management and Development of SEI, February 2003-March 2006. Senior Investment Analyst—Equity Team of SIMC, March 2000-February 2003.

SOFIA A. ROSALA (DOB 02/01/74)—Vice President and Assistant Secretary (since 2004)—Vice President and Assistant Secretary of SIMC and the Administrator since 2005. Compliance Officer of SEI, September 2001-2004. Account and Product Consultant, SEI Private Trust Company, 1998-2001.

PHILIP T. MASTERSON (DOB 03/12/64)—Vice President and Assistant Secretary (since 2004)—Vice President and Assistant Secretary of SIMC since 2005. General Counsel, Citco Mutual Fund Services, 2003-2004. Vice President and Associate Counsel, OppenheimerFunds, 2001-2003. Vice President and Assistant Counsel, OppenheimerFunds, 1997-2001.

JAMES NDIAYE (DOB 09/11/68)—Vice President and Assistant Secretary (since 2005)—Vice President and Assistant Secretary of SIMC since 2005. Vice President, Deutsche Asset Management, 2003-2004. Associate, Morgan, Lewis & Bockius LLP, 2000-2003. Assistant Vice President, ING Variable Annuity Group, 1999-2000.

MICHAEL T. PANG (DOB 07/08/72)—Vice President and Assistant Secretary (since 2005)—Vice President and Assistant Secretary of SIMC since 2005. Counsel, Caledonian Bank & Trust's Mutual Funds Group, 2004. Counsel, Permal Asset Management, 2001-2004. Associate, Schulte, Roth & Zabel's Investment Management Group, 2000-2001. Staff Attorney, U.S. Securities and Exchange Commission's Division of Enforcement, Northeast Regional Office, 1997-2000.

NICOLE WELCH (DOB 09/13/77)—Anti-Money Laundering Compliance Officer (since 2005)—Assistant Vice President and Anti-Money Laundering Compliance Coordinator of SEI since 2005. Compliance Analyst, TD Waterhouse, 2004. Senior Compliance Analyst, UBS Financial Services, 2002-2004. Knowledge Management Analyst, PricewaterhouseCoopers Consulting, 2000-2002.

PROXY VOTING POLICIES AND PROCEDURES

The Funds have delegated proxy voting responsibilities to SIMC, subject to the Board's general oversight. In delegating proxy voting responsibilities, each Fund has directed that proxies be voted consistent with a Fund's best economic interests. SIMC has adopted its own proxy voting policies and guidelines for this purpose (the "Procedures"). As required by applicable regulations, SIMC has provided this summary of its Procedures concerning proxies voted by SIMC on behalf of each investment advisory client who delegates voting responsibility to SIMC, which includes the Funds (each a "Client"). The Procedures may be changed as necessary to remain current with regulatory requirements and internal policies and procedures.

SIMC votes proxies in the best economic interests of Clients. SIMC has elected to retain an independent proxy voting service (the "Service") to vote proxies for Client accounts, which votes proxies in accordance with Proxy Voting Guidelines (the "Guidelines") approved by SIMC's Proxy Voting Committee (the "Committee"). The Guidelines set forth the manner in which SIMC will vote on matters that may come up for shareholder vote. The Service will review each matter on a case-by-case basis, and vote the proxies in accordance with the Guidelines. For example, the Guidelines provide that SIMC will vote in favor of proposals to require shareholder ratification of any poison pill, shareholder proposals that request companies to adopt confidential voting, and for management proposals to do so, and shareholder social, workforce, and environmental proposals that create good corporate citizens while enhancing long-term shareholder value, and will vote against director nominees (or a Board) if it believes that a nominee (or the Board) has not served the economic long-term interests of shareholders.

Prior to voting a proxy, the Service makes available to SIMC its recommendation on how to vote in light of the Guidelines. SIMC retains the authority to overrule the Service's recommendation on any specific proxy proposal and to instruct the Service to vote in a manner determined by the Committee. Before doing so, the Committee will determine whether SIMC may have a material conflict of interest regarding the proposal. If the Committee determines that SIMC has such a material conflict, SIMC shall instruct the Service to vote in accordance with the Service's recommendation unless SIMC, after full disclosure to the Client of the nature of the conflict, obtains the Client's consent to voting in the manner determined by the Committee (or otherwise obtains instructions from the client as to how to vote on the proposal).

For each proxy, SIMC maintains all related records as required by applicable law. A Client may obtain, without charge, a copy of SIMC's Procedures and Guidelines, or information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ending June 30, 2005, by calling SIMC at 1-800-DIAL-SEI, by writing to SIMC at One Freedom Valley Drive, Oaks, Pennsylvania 19456, or on the SEC's website at http://www.sec.gov.

PURCHASE AND REDEMPTION OF SHARES

The Funds adhere to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities of the Funds for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Funds' Fair Value Pricing Committee and reviewed by the Board of Trustees. In complying with the 1940 Act, the Funds follow guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

Securities held by a Fund that are listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued by the Funds at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m., Eastern Time if a security's principal exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For a security held by a Fund that is listed on multiple exchanges, the principal exchange will generally be considered to be the exchange on which the security is normally most actively traded. Securities that are held by a Fund that are listed on NASDAQ are valued using the NASDAQ Official Closing Price. If prices for securities held by a Fund that are listed on a securities exchange or on market or automated quotation systems are not readily available, the security will be valued in accordance with Fair Value Procedures established by the Board of Trustees.

If available, money market securities and other debt securities held by a Fund are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities held by a Fund with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued in accordance with Fair Value Procedures established by the Board of Trustees.

Securities held by a Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

For securities held by a Fund that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If a Fund's Adviser or Sub-Adviser, as applicable, becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Fair Value Pricing Committee meeting be called. In addition, the Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Funds calculate net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Fund's Adviser or Sub-Adviser, as applicable, holding the relevant securities that such limits have been exceeded. In such event, the Fund's Adviser or Sub-Adviser, as applicable, makes the determination whether a Fair Value Pricing Committee meeting should be called based on the information provided.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. A Fund's Adviser or Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that a pricing service's prices will be reliable. A Fund's Adviser or Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Administrator, in turn, will notify the Fair Value Pricing Committee if it receives such notification from the Fund's Adviser or Sub-Adviser, as applicable, or if the Administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The pricing services rely on a variety of information in making their determinations, particularly on prices of actual market transactions as well as on trader quotations. However, the services may also use a matrix system to determine valuations, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures used by the pricing services and their valuation methodologies are reviewed by the officers of the Trust and the Administrator under the general supervision of the Board of Trustees.

Securities held by a Fund for which market prices are not readily available are valued in accordance with Fair Value Procedures established by the Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Pricing Committee designated by the Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Fair Value Pricing Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Shares of a Fund may be purchased in exchange for securities included in the Fund subject to the Administrator's determination that the securities are acceptable. Securities accepted in an exchange will be valued at the market value. All accrued interest and subscription of other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Trust and must be delivered by the shareholder to the Trust upon receipt from the issuer. A shareholder may recognize a gain or loss for federal income tax purposes in making the exchange.

The Administrator will not accept securities for a Fund unless: (1) such securities are appropriate for the Fund at the time of the exchange; (2) such securities are acquired for investment and not for resale; (3) the shareholder represents and agrees that all securities offered to the Trust for the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act, or otherwise; (4) such securities are traded on the American Stock Exchange, the New York Stock Exchange ("NYSE") or on NASDAQ in an unrelated transaction with a quoted sales price on the same day the exchange valuation is made or, if not listed on such exchanges or on NASDAQ, have prices available from an independent pricing service approved by the Trust's Board of Trustees; and (5) the securities may be acquired under the investment restrictions applicable to the Fund.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of readily marketable securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

A gain or loss for federal income tax purposes may be realized by a taxable shareholder upon an in-kind redemption depending upon the shareholder's basis in the shares of the Trust redeemed.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the fund securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the NYSE, the Adviser, the Administrator, the Distributor, the Sub-Advisers and/or the custodian are not open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Use of Third-Party Independent Pricing Agents. The Funds' Pricing and Valuation Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees. However, when the change would not materially affect valuation of a Fund's net assets or involve a material departure in pricing methodology from that of the Fund's existing pricing agent or pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting.

TAXES

The following is only a summary of certain additional federal tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' Prospectuses. No attempt is made to present a detailed explanation of the federal, state, local, or foreign tax treatment of the Funds or their shareholders and the discussion here and in the Funds' Prospectuses is not intended as a substitute for careful tax planning.

This discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other Funds. Each Fund intends to qualify as a regulated investment company ("RIC") under Subchapter M of the Code so that it will be relieved of federal income tax on that part of its income that is distributed to shareholders. In order to qualify for treatment as a RIC, a Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock or securities or currencies and net income derived from an interest in a qualified publicly traded partnership; (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.

Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax, but can make no assurances that such tax will be completely eliminated. A Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment advisor might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC.

If you are subject to tax, distributions of net short-term capital gains will be taxable to you as ordinary income. In general, distributions by a Fund of investment company taxable income, if any, whether received in cash or additional shares, will be taxable to you as ordinary income (to the extent of the current or accumulated earnings and profits of the Fund). All or a portion of these distributions (excluding net short-term capital gains) may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets)) to the extent that a Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). In order for the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund's shares.

A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual percentage of such income earned during the period of your investment in the Fund.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

If you are subject to tax, any gain or loss recognized on a sale, exchange or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

For non-corporate shareholders, long-term capital gains are currently taxed at a maximum rate of 15% and short-term capital gains are currently taxed at ordinary income tax rates.

Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

If a Fund fails to qualify as a RIC for any year, all of its income will be subject to federal income tax at corporate rates, and its distributions (including capital gain distributions) generally will be taxable as ordinary income dividends to its shareholders. In such case, the dividends received deduction will generally be available for eligible corporate shareholders (which are subject to certain limitations) and distributions to individual shareholders should qualify as qualified dividend income (subject to certain limitations). The board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

In the case of corporate shareholders, Fund distributions (other than capital gains distributions) generally qualify for the dividends-received deduction to the extent of the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation. Based upon its investment objectives, it is not anticipated that the Real Return Plus Fund will make distributions that will qualify for the dividends-received deduction or as qualified dividend income.

A Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or loss or capital gain or loss, accelerate the recognition of income to a Fund and/or defer such Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by such Fund.

A Fund will be required in certain cases to withhold, at applicable withholding rates, and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who: (1) has provided the Fund either an incorrect tax identification number or no number at all; (2) is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends; (3) has failed to certify to the Fund that such shareholder is not subject to backup withholding; or (4) has failed to certify to the Fund that the shareholder is a U.S. person (including a resident alien). Non-U.S. investors in a Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisor prior to investing in a Fund.

With respect to investments in STRIPS, TRs, TIGRs, LYONs, CATS and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligation, even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in taxable gain or loss.

Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and United States possessions that would reduce the yield on a Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, a Fund will be eligible to, and intends to file an election with the Internal Revenue Service that will enable shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and United States possessions income taxes paid by a Fund. Pursuant to the election, a Fund will treat those taxes as dividends paid to its shareholders. Each shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit (subject to significant limitations) against the shareholder's federal income tax. If a Fund makes the election, it will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and United States possessions. Based upon their investment objectives, the Emerging Markets Debt Fund may be eligible to make the election.

State Taxes

A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by a Fund to shareholders and the ownership of shares may be subject to state and local taxes. Shareholders should consult their own tax advisors regarding the effect of federal, state and local taxes affecting an investment in Fund shares. Many states grant tax-free status to dividends paid to you from interest earned on direct obligation of the U.S. Government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in GNMA or Fannie Mae securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are generally different for corporate shareholders.

FUND PORTFOLIO TRANSACTIONS

The Trust has no obligation to deal with any broker or dealer or group of brokers or dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, SIMC and the Sub-Advisers are responsible for placing orders to execute fund transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While SIMC and the Sub-Advisers generally seek reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust will not purchase fund securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

The money market securities in which a Fund invests are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, SIMC and the Sub-Advisers will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing fund securities transactions of a Fund will primarily consist of dealer spreads and underwriting commissions.

It is expected that the Funds may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission, in conformity with the 1940 Act, the 1934 Act, and rules of the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting fund transactions for a Fund on an exchange. These provisions further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, a Fund may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Fund's expenses. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, SIMC and a Fund's Sub-Advisers may select a broker based upon brokerage or research services provided to SIMC and the Sub-Advisers. SIMC and the Sub-Advisers may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the Exchange Act ("Section 28(e)") permits SIMC and the Sub-Advisers, under certain circumstances, to cause a Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, SIMC and the Sub-Advisers believe that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Fund. In addition to agency transactions, SIMC or a Fund's Sub-Advisers may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidelines.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which SIMC or the Sub-Advisers might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. SIMC or the Sub-Advisers may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by SIMC and the Sub-Advisers will be in addition to and not in lieu of the services required to be performed by SIMC and a Fund's Sub-Advisers under the Advisory and Sub-Advisory Agreements. Any advisory, sub-advisory, or other fees paid to SIMC and the Sub-Advisers are not reduced as a result of the receipt of research services.

In some cases SIMC or the Sub-Advisers receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, SIMC or the Sub-Advisers make a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while SIMC or the Sub-Advisers will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, SIMC or the Sub-Advisers face a potential conflict of interest, but SIMC or the Sub-Advisers believe that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Funds may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide SIMC or the Sub-Advisers with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

In connection with transactions effected for Funds operating within the "Manager of Managers" structure, under this policy, SIMC and the various firms that serve as Sub-Advisers to certain Funds of the Trust, in the exercise of joint investment discretion over the assets of a Fund, may execute a substantial portion of a Fund's brokerage with the Distributor. SIMC requests, but does not require, that certain Sub-Advisers execute up to thirty percent of trades with the Distributor, which acts as introducing broker and receives a commission. SIMC also will from time to time execute trades with the Distributor, again acting as introducing broker, for trades associated with the transition of portfolios when there is a change in Sub-Advisers in a Fund or a reallocation of assets among Sub-Advisers. An unaffiliated third-party broker selected by SIMC or the relevant Sub-Adviser provides execution and clearing services with respect to such trades, and is compensated for such services from the commission paid on the trades. All such transactions effected using the Distributor as introducing broker must be accomplished in a manner that is consistent with the Trust's policy to achieve best net results, and must comply with the Trust's procedures regarding the execution of transactions through affiliated brokers. The Funds do not direct brokerage to brokers in recognition of, or as compensation for, the promotion or sale of Fund shares.

SIMC and the various firms that serve as Sub-Advisers to certain Funds of the Trust, in the exercise of joint investment discretion over the assets of a Fund, may execute a substantial portion of a Fund's portfolio transactions through a commission recapture program that SIMC has arranged with the Distributor (the "Program"). SIMC then requests, but does not require, that certain Sub-Advisers execute a portion of a Fund's portfolio transactions through the Program. Under the Program, the Distributor receives a commission, in its capacity as an introducing broker, on Fund portfolio transactions. The Distributor then returns to a Fund a portion of the commissions earned on the portfolio transactions, and such payments are used by the Fund to pay fund operating expenses. Sub-Advisers are authorized to execute trades pursuant to the Program, provided that, the Sub-Adviser determines that such trading is consistent with its duty to seek best execution on Fund portfolio transactions. As disclosed in the Trust's prospectuses, SIMC in many cases voluntarily waives fees that it is entitled to receive for providing services to a Fund and/or reimburses expenses of a Fund in order to maintain the Fund's total operating expenses at or below a specified level. In such cases, the portion of commissions returned to a Fund under the Program will generally be used to pay Fund expenses that may otherwise have been voluntarily waived or reimbursed by SIMC or its affiliates, thereby increasing the portion of the Fund fees that SIMC and its affiliates are able to receive and retain. In cases where SIMC and its affiliates are not voluntarily waiving Fund fees or reimbursing expenses, then the portion of commissions returned to a Fund under the Program will directly decrease the overall amount of operating expenses of the Fund borne by shareholders.

SIMC also from time to time executes trades with the Distributor, again acting as introducing broker, in connection with the transition of the securities and other assets included in a Fund's portfolio when there is a change in Sub-Advisers in the Fund or a reallocation of assets among the Fund's Sub-Advisers. An unaffiliated third-party broker selected by SIMC or the relevant Sub-Adviser provides execution and clearing services with respect to such trades, and is compensated for such services out of the commission paid to the Distributor on the trades. All such transactions effected using the Distributor as introducing broker must be accomplished in a manner that is consistent with the Trust's policy to achieve best net results, and must comply with the Trust's procedures regarding the execution of Fund transactions through affiliated brokers. The Funds do not direct brokerage to brokers in recognition of, or as compensation for, the promotion or sale of Fund shares.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

The Funds' portfolio holdings can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the "Portfolio Holdings Website"). The Funds' Board has approved a policy that provides that portfolio holdings may not be made available to any third party until after such information has been posted on the Portfolio Holdings Website, with limited exceptions noted below. This policy effectively addresses conflicts of interest and controls the use of portfolio holdings information by making such information available to all investors on an equal basis.

Ten calendar days after each month end, a list of the top ten portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Thirty calendar days after the end of each month, a list of all portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

Portfolio holdings information may be provided to independent third-party reporting services (e.g., Lipper or Morningstar), but will be delivered no earlier than the date such information is posted on the Portfolio Holdings Website, unless the reporting service executes a confidentiality agreement with the Trust that is satisfactory to the Trust's officers and that provides that the reporting service will not trade on the information. The Funds currently have no arrangements to provide portfolio holdings information to any third-party reporting services prior to the availability of such holdings on the Portfolio Holdings Website.

Portfolio holdings information may also be provided at any time (and as frequently as daily) to the Funds' Trustees, SIMC, the Sub-Advisers, the Distributor, the Administrator, the custodian, the independent proxy voting service retained by SIMC, the Funds' third-party independent pricing agents and the Fund's independent registered public accounting firm, as well as to state and federal regulators and government agencies, and as otherwise requested by law or judicial process. Service providers will be subject to a duty of confidentiality with respect to any portfolio holdings information, whether imposed by the provisions of the service provider's contract with the Trust or by the nature of its relationship with the Trust. Portfolio holdings of a Fund may also be provided to a prospective service provider for that Fund, so long as the prospective service provider executes a confidentiality agreement with the Fund in such form as deemed acceptable by an officer of the Fund. The Board exercises on-going oversight of the disclosure of Fund portfolio holdings by overseeing the implementation and enforcement of the Funds' policies and procedures by the Chief Compliance Officer and by considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters.

Neither the Funds, SIMC, nor any other service provider to the Funds may receive compensation or other consideration for providing portfolio holdings information.

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share upon liquidation entitles a shareholder to a pro rata share in the net assets of that Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of funds. Share certificates representing the shares will not be issued.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

CODES OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Investment Adviser, Sub-Advisers and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of Trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are reasonably designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC and are available to the public.

VOTING

Each share held entitles the shareholder of record to one vote. The shareholders of each Fund or class will vote separately on matters pertaining solely to that Fund or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Where the Prospectuses for the Funds or this Statement of Additional Information state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of: (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by Proxy; or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a Trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust: (i) contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees; and (ii) provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of September 27, 2006, the Real Return Plus and Global Managed Volatility Funds had not commenced operations.

MASTER/FEEDER OPTION

The Trust may in the future seek to achieve any Fund's investment objective by investing all of that Fund's assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to that Fund. It is expected that any such investment company would be managed by SIMC in substantially the same manner as the existing Fund. The initial shareholder(s) of each Fund voted to vest such authority in the sole discretion of the Trustees and such investment may be made without further approval of the shareholders of the Funds. However, shareholders of the Funds will be given at least 30 days' prior notice of any such investment. Such investment would be made only if the Trustees determine it to be in the best interests of a Fund and its shareholders. In making that determination the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although the Funds believe that the Trustees will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.

CUSTODIANS

Wachovia Bank, N.A. ("Wachovia"), 123 S. Broad Street, Philadelphia, Pennsylvania 19109, acts as wire agent for each of the Funds and custodian for the assets of the Real Return Plus Fund. Brown Brothers Harriman & Co. ("BBH"), 40 Water Street, Boston, MA 02109-3661, acts as custodian for the assets of the Global Managed Volatility Fund. Wachovia and BBH hold cash, securities and other assets of the respective Fund for which they act as custodian as required by the 1940 Act.

EXPERTS

[ ], located at [ ] serves as independent registered public accounting firm for the Funds.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, located at 1701 Market Street, Philadelphia, Pennsylvania 19103, serves as counsel to the Trust.

APPENDIX A—DESCRIPTION OF RATINGS

DESCRIPTION OF CORPORATE BOND RATINGS

MOODY'S RATING DEFINITIONS

LONG-TERM RATINGS

Aaa  Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa  Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa  Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B  Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa  Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca  Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C  Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's bond ratings, where specified, are applied to senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the 1933 Act or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S RATING DEFINITIONS

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, as it does not comment on market price or suitability for a particular investor.

The ratings are based, in varying degrees, on the following considerations:

(1) Likelihood of default. The rating assesses the obligor's capacity and willingness as to timely payment of interest and repayment of principal in accordance with the terms of the obligation.

(2) The obligation's nature and provisions.

(3) Protection afforded to, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under bankruptcy laws and other laws affecting creditors' rights.

Likelihood of default is indicated by an issuer's senior debt rating. If senior debt is not rated, as implied senior debt rating is determined. Subordinated debt usually is rated lower than senior debt to better reflect relative position of the obligation in bankruptcy. Unsecured debt, where significant secured debt exists, is treated similarly to subordinated debt.

LONG-TERM RATINGS

Investment Grade

AAA  Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA  Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A  Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB  Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Speculative Grade

Debt rated "BB", "B", "CCC", "CC", and "C" is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB  Debt rated "BB" has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

B  Debt rate "B" has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The "B" rating category also is used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

CCC  Debt rated "CCC" has a current identifiable vulnerability to default, and is dependent on favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category also is used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

CC  The rating "CC" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC" rating.

C  The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

D  Debt is rated "D" when the issue is in payment default, or the obligor has filed for bankruptcy. The "D" rating is used when interest or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

pr  The letters "pr" indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgement with respect to such likelihood and risk.

L  The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is federally insured, and interest is adequately collateralized. In the case of certificates of deposit, the letter "L" indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and pre-default interest up to federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

  *Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

N.R.  Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

If an issuer's actual or implied senior debt rating is "AAA", its subordinated or junior debt is rated "AAA" or "AA+", If an issuer's actual or implied senior debt rating is lower than "AAA" but higher than "BB+", its junior debt is typically rated one designation lower than the senior debt rating. For example, if the senior debt rating is "A", subordinated debt normally would be rated "A-". If an issuer's actual or implied senior debt rating is "BB+" or lower, its subordinated debt is typically rated two designations lower than the senior debt rating.

Investment and Speculative Grades

The term "investment grade" was originally used by various regulatory bodies to connote obligations eligible for investment by institutions such as banks, insurance companies, and savings and loan associations. Over time, this term gained widespread usage throughout the investment community. Issues rated in the four highest categories, "AAA", "AA", "A", "BBB", generally are recognized as being investment grade. Debt rated "BB" or below generally is referred to as speculative grade. The term "junk bond" is merely a more irreverent expression for this category of more risky debt. Neither term indicates which securities S&P deems worthy of investment, as an investor with a particular risk preference may appropriately invest in securities that are not investment grade.

Ratings continue as a factor in many regulations, both in the U.S. and abroad, notably in Japan. For example, the SEC requires investment-grade status in order to register debt on Form-3, which, in turn, is how one offers debt via a Rule 415 shelf registration. The Federal Reserve Board allows members of the Federal Reserve System to invest in securities rated in the four highest categories, just as the Federal Home Loan Bank System permits federally chartered savings and loan associations to invest in corporate debt with those ratings, and the Department of Labor allows pension funds to invest in commercial paper rated in one of the three highest categories. In similar fashion, California regulates investments of municipalities and county treasurers, Illinois limits collateral acceptable for public deposits, and Vermont restricts investments of insurers and banks. The New York and Philadelphia Stock Exchanges fix margin requirements for mortgage securities depending on their rating, and the securities haircut for commercial paper, debt securities, and preferred stock that determines net capital requirements is also a function of the ratings assigned.

FITCH'S RATINGS DEFINITIONS

LONG-TERM RATINGS

Investment Grade

AAA  Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA  Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A  High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB  Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB  Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B  Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C  High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, D  Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%- 100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

  Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit).

MOODY'S DESCRIPTION OF ITS THREE HIGHEST SHORT-TERM DEBT RATINGS

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:

•  Leading market positions in well-established industries.

•  High rates of return on funds employed.

•  Conservative capitalization structures with moderate reliance on debt and ample asset protection.

•  Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•  Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P'S DESCRIPTION OF ITS THREE HIGHEST SHORT-TERM DEBT RATINGS

A-1  This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

A-2  Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3  Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

FITCH'S DESCRIPTION OF ITS THREE HIGHEST SHORT-TERM DEBT RATINGS

F1  Highest credit quality. Indicates the best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2  Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3  Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non-investment grade.

SEI INSTITUTIONAL INVESTMENTS TRUST

PART C. OTHER INFORMATION

Item 23.  Exhibits:

(a)  Registrant's Declaration of Trust is incorporated herein by reference to Exhibit (1) of Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the Securities and Exchange Commission ("SEC") on March 10, 1995.

(b)  Amended By-Laws, dated June 17, 2004, are herein incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 9, 2004.

(c)  Not Applicable.

(d)(1)  Investment Advisory Agreement between the Trust and SEI Investments Management Corporation ("SIMC") (formerly "SEI Financial Management Corporation") as previously filed with Registrant's Pre-Effective Amendment No. 2 on Form N-1A (File No. 33-58041), filed with the SEC on June 7, 1996 is herein incorporated by reference to Exhibit (5)(a) of Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.

(d)(2)  Schedule B to the Investment Advisory Agreement between the Trust and SIMC is herein incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 23, 2004.

(d)(3)  Amended Schedule B to the Investment Advisory Agreement between the Trust and SIMC is herein incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on October 28, 2005.

(d)(4)  Amended Schedule B to the Investment Advisory Agreement between the Trust and SEI Investments Management Corporation to be filed by later amendment.

(d)(5)  Investment Sub-Advisory Agreement between SIMC and BlackRock Financial Management, Inc. with respect to the Core Fixed Income Fund as previously filed with Registrant's Pre-Effective Amendment No. 1 on Form N-1A (File No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(g) of Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.

(d)(6)  Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Trust's Large Cap and Small Cap Funds as previously filed with Registrant's Pre-Effective Amendment No. 1 on Form N-1A (File No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(k) of Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.

(d)(7)  Investment Sub-Advisory Agreement between SIMC and Western Asset Management Company with respect to the Core Fixed Income Fund as previously filed with Registrant's Pre-Effective Amendment No. 1 on Form N-1A (File No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(u) of Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.

(d)(8)  Schedule B dated January 1, 1997 to the Investment Sub-Advisory Agreement dated June 14, 1996 between SIMC and LSV Asset Management with respect to the Large Cap and Small Cap Value Funds is incorporated by reference to Exhibit (5)(ee) of Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 29, 1997.

(d)(9)  Investment Sub-Advisory Agreement between SIMC and Capital Guardian Trust Company with respect to the International Equity Fund is herein incorporated by reference to Exhibit (5)(ii) of Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 25, 1998.

(d)(10)  Assignment and Assumption Agreement dated June 26, 2002 and Consent dated June 28, 2002 between SIMC and BlackRock Advisors, Inc. is herein incorporated by reference to Exhibit (d)(12) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2002.

(d)(11)  Investment Sub-Advisory Agreement between SIMC and Artisan Partners Limited Partnership with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(43) of Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 16, 1999.

(d)(12)  Investment Sub-Advisory Agreement between SIMC and Nomura Corporate Research and Asset Management Inc. with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(45) of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 28, 2001.

(d)(13)  Investment Sub-Advisory Agreement between SIMC and Security Capital Research & Management Incorporated with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(46) of Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 28, 1999.

(d)(14)  Investment Sub-Advisory Agreement between SIMC and The Boston Company Asset Management LLC with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(12) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 9, 2004.

(d)(15)  Investment Sub-Advisory Agreement between SIMC and McKinley Capital Management Inc. with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(52) of Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 27, 2000.

(d)(16)  Investment Sub-Advisory Agreement between SIMC and David J. Greene & Company, LLC with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(53) of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 28, 2001.

(d)(17)  Investment Sub-Advisory Agreement between SIMC and Morgan Stanley Investment Management Inc. with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(56) of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 28, 2001.

(d)(18)  Investment Sub-Advisory Agreement between SIMC and Sanford C. Bernstein & Co., LLC, as revised October 2, 2000, with respect to the Large Cap and Large Cap Value Funds is herein incorporated by reference to Exhibit (d)(58) of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 28, 2001.

(d)(19)  Investment Sub-Advisory Agreement dated March 12, 2002 between SIMC and Montag & Caldwell Inc. with respect to the Large Cap and Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(63) of Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on March 29, 2002.

(d)(20)  Investment Sub-Advisory Agreement dated March 14, 2002, between SIMC and Wellington Management Company, LLP with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(64) of Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on March 29, 2002.

(d)(21)  Investment Sub-Advisory Agreement between SIMC and Mazama Capital Management, Inc. dated December 13, 1999 with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(36) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2002.

(d)(22)  Investment Sub-Advisory Agreement between SIMC and Metropolitan West Asset Management LLC dated June 26, 2002 with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(37) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2002.

(d)(23)  Form of Investment Sub-Advisory Agreement between SIMC and Fischer Francis Trees & Watts, Inc. with respect to the International Fixed Income Fund is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2002.

(d)(24)  Amendment to Investment Sub-Advisory Agreement between SIMC and Montag & Caldwell, Inc. is herein incorporated by reference to Exhibit (d)(39) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2002.

(d)(25)  Investment Sub-Advisory Agreement between SIMC and Lee Munder Investments, Ltd. with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(36) of Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on May 16, 2003.

(d)(26)  Investment Sub-Advisory Agreement between SIMC and Martingale Asset Management with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(37) of Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on May 16, 2003.

(d)(27)  Investment Sub-Advisory Agreement between SIMC and Goldman Sachs Asset Management, L.P. with respect to the Large Cap and Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on May 16, 2003.

(d)(28)  Investment Sub-Advisory Agreement between SIMC and Emerging Markets Management, L.L.C. with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(39) of Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on May 16, 2003.

(d)(29)  Investment Sub-Advisory Agreement between SIMC and McKinley Capital Management, Inc. with respect to the Large Cap and Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(40) of Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on May 16, 2003.

(d)(30)  Investment Sub-Advisory Agreement between SIMC and Alliance Capital Management L.P. with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(42) of Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on May 16, 2003.

(d)(31)  Investment Sub-Advisory Agreement between SIMC and Aronson+Johnson+Ortiz, LP with respect to the Large Cap Fund is herein incorporated by reference to Exhibit (d)(36) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 29, 2003.

(d)(32)  Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Aronson+Johnson+Oritz, LP with respect to the Large Cap and Large Cap Diversified Alpha Fund are herein incorporated by reference to Exhibit (d)(5) of Post-Effective Amendment No. 23 to Registrant's Registration Statement (File No. 33-58041), filed with the SEC on October 28, 2005.

(d)(33)  Investment Sub-Advisory Agreement between SIMC and Enhanced Investment Technologies, LLC with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.

(d)(34)  Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Enhanced Investment Technologies, LLC with respect to the Large Cap and Large Cap Diversified Alpha Funds are filed herewith.

(d)(35)  Investment Sub-Advisory Agreement between SIMC and Analytic Investors, Inc. with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(40) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 29, 2003.

(d)(36)  Form of Amended Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Analytic Investors, Inc. with respect to the Global Managed Volatility Fund are filed herewith.

(d)(37)  Investment Sub-Advisory Agreement between SIMC and Prudential Investment Management, Inc. with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(41) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 29, 2003.

(d)(38)  Assignment and Assumption Agreement between SIMC, Prudential Investment Management, Inc. and Quantitative Management Associates LLC with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(39) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 9, 2004.

(d)(39)  Investment Sub-Advisory Agreement between SIMC and Delaware Management Company, a series of Delaware Management Business Trust, with respect to the Small Cap and Small/Mid Cap Equity Funds is herein incorporated by reference to Exhibit (d)(42) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 29, 2003.

(d)(40)  Schedules A and B dated April 27, 2005 to the Investment Sub-Advisory Agreement between SIMC and Delaware Management Company with respect to the Small Cap, Small/Mid Cap Equity and Large Cap Funds are herein incorporated by reference to Exhibit (d)(40) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on August 1, 2005.

(d)(41)  Amended Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Delaware Management Company with respect to the Large Cap Diversified Alpha Fund are filed herewith.

(d)(42)  Investment Sub-Advisory Agreement between SIMC and Mazama Capital Management, Inc. with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(43) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 29, 2003.

(d)(43)  Investment Sub-Advisory Agreement between SIMC and Security Capital Research & Management Incorporated with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(45) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 29, 2003.

(d)(44)  Investment Sub-Advisory Agreement between SIMC and BlackRock Advisors, Inc. with respect to the Small Cap and Small/Mid Cap Equity Funds is herein incorporated by reference to Exhibit (d)(46) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 29, 2003.

(d)(45)  Investment Sub-Advisory Agreement between SIMC and Alliance Capital Management, L.P. with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(48) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 29, 2003.

(d)(46)  Schedules A and B to the Sub-Advisory Agreement between SIMC and Alliance Capital Management, L.P., with respect to the International Equity and World Equity Ex-US Funds are herein incorporated by reference to Exhibit (d)(46) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 23, 2004.

(d)(47)  Investment Sub-Advisory Agreement between SIMC and McKinley Capital Management Inc. with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(49) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 29, 2003.

(d)(48)  Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and McKinley Capital Management Inc. with respect to the International Equity and World Equity Ex-US Funds are herein incorporated by reference to Exhibit (d)(49) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on August 1, 2005.

(d)(49)  Investment Sub-Advisory Agreement between SIMC and Artisan Partners Limited Partnership with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(47) of Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on February 5, 2004.

(d)(50)  Investment Sub-Advisory Agreement between SIMC and Lee Munder Investments, Ltd. with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(49) of Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on February 5, 2004.

(d)(51)  Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(50) of Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on February 5, 2004.

(d)(52)  Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Martingale Asset Management, L.P. with respect to the Small Cap and Small/Mid Cap Equity Funds are herein incorporated by reference to Exhibit (d)(51) of Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on February 5, 2004.

(d)(53)  Investment Sub-Advisory Agreement between SIMC and Wellington Management Company LLP with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(52) of Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on February 5, 2004.

(d)(54)  Investment Sub-Advisory Agreement between SIMC and Wells Capital Management, Inc. with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(55) of Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on November 14, 2003.

(d)(55)  Assumption Agreement dated March 28, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. with respect to the Large Cap and the Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(55) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.

(d)(56)  Investment Sub-Advisory Agreement between SIMC and ING Ghent Asset Management LLC with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(55) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 9, 2004.

(d)(57)  Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and ING Investment Management, Co. with respect to the Core Fixed Income Fund are filed herewith.

(d)(58)  Form of Amended Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and ING Investment Management Co. with respect to the Emerging Markets Debt Fund are filed herewith.

(d)(59)  Investment Sub-Advisory Agreement between SIMC and Metropolitan West Asset Management LLC with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(57) of Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on February 5, 2004.

(d)(60)  Investment Sub-Advisory Agreement between SIMC and Metropolitan West Asset Management LLC with respect to the Long Duration and Extended Duration Bond Funds is herein incorporated by reference to Exhibit (d)(58) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 9, 2004.

(d)(61)  Investment Sub-Advisory Agreement between SIMC and Integrity Asset Management, LLC with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(59) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 9, 2004.

(d)(62)  Amended Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Integrity Asset Management, LLC with respect to the Small Cap Fund are filed herewith.

(d)(63)  Investment Sub-Advisory Agreement between SIMC and Rexiter Capital Management Limited with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(62) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 23, 2004.

(d)(64)  Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Rexiter Capital Management Limited with respect to the Emerging Markets Equity and World Equity Ex-US Funds are herein incorporated by reference to Exhibit (d)(63) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on August 1, 2005.

(d)(65)  Form of Investment Sub-Advisory Agreement between SIMC and Acadian Asset Management Inc. with respect to the Global Managed Volatility Fund is filed herewith.

(d)(66)  Investment Sub-Advisory Agreement between SIMC and Capital Guardian Trust Company with respect to the World Equity Ex-US Fund is herein incorporated by reference to Exhibit (d)(65) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 23, 2004.

(d)(67)  Investment Sub-Advisory Agreement between SIMC and Fuller & Thaler Asset Management, Inc. with respect to the International Equity and World Equity Ex-US Funds is herein incorporated by reference to Exhibit (d)(67) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on August 1, 2005.

(d)(68)  Schedules A and B dated June 30, 2005 to the Investment Sub-Advisory Agreement between SIMC and Quantitative Management Associates LLC with respect to the International Equity and World Equity Ex-US Funds are herein incorporated by reference to Exhibit (d)(68) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on August 1, 2005.

(d)(69)  Amended Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Quantitative Management Associates LLC with respect to the Large Cap Diversified Alpha Fund are filed herewith.

(d)(70)  Investment Sub-Advisory Agreement between SIMC and Smith Breeden Associates, Inc. with respect to the Large Cap Disciplined Equity and Large Cap Diversified Alpha Funds is herein incorporated by reference to Exhibit (d)(15) of Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on October 28, 2005.

(d)(71)  Amended Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Smith Breeden Associates, Inc. with respect to the International Equity and World Equity Ex-US Funds are filed herewith.

(d)(72)  Amendment to Investment Sub-Advisory Agreement between SIMC and Alliance Capital Management, L.P. with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(56) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.

(d)(73)  Amendment to Investment Sub-Advisory Agreement between SIMC and Artisan Partners Limited Partnership with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(57) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.

(d)(74)  Amendment to Investment Sub-Advisory Agreement between SIMC and The Boston Company Asset Management LLC with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(60) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.

(d)(75)  Amendment to Investment Sub-Advisory Agreement between SIMC and Capital Guardian Trust Company with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(61) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.

(d)(76)  Amendment to Investment Sub-Advisory Agreement between SIMC and David J. Greene and Company, LLC with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(62) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.

(d)(77)  Amendment to Investment Sub-Advisory Agreement between SIMC and Emerging Markets Management, L.L.C. with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(63) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.

(d)(78)  Amendment to Investment Sub-Advisory Agreement between SIMC and Goldman Sachs Asset Management, L.P. with respect to the Large Cap and Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(64) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.

(d)(79)  Amendment to Investment Sub-Advisory Agreement between SIMC and Lee Munder Investments, Ltd. with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(65) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.

(d)(80)  Amendment to Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Large Cap, Large Cap Value and Small Cap Funds is herein incorporated by reference to Exhibit (d)(66) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.

(d)(81)  Amendment to Investment Sub-Advisory Agreement between SIMC and Martingale Asset Management, L.P. with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(67) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.

(d)(82)  Amendment to Investment Sub-Advisory Agreement between SIMC and Mazama Capital Management, L.P. with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(68) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.

(d)(83)  Amendment to Investment Sub-Advisory Agreement between SIMC and McKinley Capital Management with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(70) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.

(d)(84)  Amendment to Investment Sub-Advisory Agreement between SIMC and Metropolitan West Asset Management with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(71) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.

(d)(85)  Amendment to Investment Sub-Advisory Agreement between SIMC and Montag & Caldwell, Inc. with respect to the Large Cap and Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(72) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.

(d)(86)  Amendment to Investment Sub-Advisory Agreement between SIMC and Morgan Stanley Investment Management Inc. with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(73) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.

(d)(87)  Amendment to Investment Sub-Advisory Agreement between SIMC and Nomura Corporate Research and Asset Management Inc. with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(75) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.

(d)(88)  Amendment to Investment Sub-Advisory Agreement between SIMC and Sanford C. Bernstein & Co., LLC with respect to the Large Cap and Large Cap Value Funds is herein incorporated by reference to Exhibit (d)(78) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.

(d)(89)  Amendment to Investment Sub-Advisory Agreement between SIMC and Security Capital Research & Management Incorporated with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(79) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.

(d)(90)  Amendment to Investment Sub-Advisory Agreement between SIMC and Wellington Management Company, LLP with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(82) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.

(d)(91)  Amendment to Investment Sub-Advisory Agreement between SIMC and Western Asset Management Company with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(83) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.

(d)(92)  Investment Sub-Advisory Agreement between SIMC and Western Asset Management Company Limited with respect to the Core Fixed Income Fund is filed herewith.

(d)(93)  Schedule C to Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Large Cap, Large Cap Value, and Small Cap Funds is herein incorporated by reference to Exhibit (d)(85) of Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on November 14, 2003.

(d)(94)  Investment Sub-Advisory Agreement between SIMC and Ashmore Investment Management Limited with respect to the Emerging Markets Equity and Emerging Markets Debt Funds is filed herewith.

(d)(95)  Investment Sub-Advisory Agreement between SIMC and J.P. Morgan Investment Management, Inc. with respect to the High Yield Bond Fund is filed herewith.

(d)(96)  Investment Sub-Advisory Agreement between SIMC and AlphaSimplex Group LLC with respect to the Large Cap Disciplined Equity Fund is filed herewith.

(d)(97)  Form of Investment Sub-Advisory agreement between SIMC and Record Currency Management Limited with respect to the International Fixed Income, International Equity and World Equity Ex-US Funds is filed herewith.

(d)(98)  Investment Sub-Advisory Agreement between SIMC and Los Angeles Capital Management and Equity Research, Inc. with respect to the Small Cap and Small/Mid Cap Equity Funds is filed herewith.

(d)(99)  Investment Sub-Advisory Agreement between SIMC and SSgA Funds Management Inc. with respect to the Large Cap Index Fund is filed herewith.

(d)(100)  Investment Sub-Advisory Agreement between SIMC and Stone Harbor Investment Partners, LP with respect to the Emerging Markets Debt Fund is filed herewith.

(e)(1)  Amended and Restated Distribution Agreement between the Trust and SEI Investments Distribution Co. dated September 16, 2002 is herein incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2002.

(e)(2)  Schedule A to the Distribution Agreement between the Trust and SEI Investments Distribution Co., as amended September 16, 2004, is herein incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 23, 2004.

(e)(3)  Amended Schedule A to the Amended and Restated Distribution Agreement to be filed by later amendment.

(f)  Not Applicable.

(g)(1)  Custodian Agreement between the Trust and Wachovia Bank, N.A. is herein incorporated by reference to Exhibit (g)(1) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on August 1, 2005.

(g)(2)  Custodian Agreement between the Trust and Brown Brothers Harriman & Co. is herein incorporated by reference to Exhibit (g)(2) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 9, 2004.

(h)(1)  Amended and Restated Administration and Transfer Agency Agreement between the Trust and SEI Investments Fund Management dated December 10, 2003 is herein incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 9, 2004.

(h)(2)  Schedule D to the Amended and Restated Administration and Transfer Agency Agreement between the Trust and SEI Investments Fund Management, as amended September 16, 2004, is herein incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 23, 2004.

(h)(3)  Amended Schedule D to the Amended and Restated Administration and Transfer Agency Agreement between the Trust and SEI Investments Global Funds Services to be filed by later amendment.

(i)  Opinion and Consent of Counsel to be filed by later amendment.

(j)  Consent of Independent Registered Public Accounting Firm to be filed by later amendment.

(k)  Not Applicable.

(l)  Not Applicable.

(m)  Not Applicable.

(n)  Amended and Restated Rule 18f-3 Multiple Class Plan dated November 14, 2001, as approved September 16, 2002, is herein incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2002.

(o)  Not Applicable.

(p)(1)  The Code of Ethics for SEI Investments Management Corporation is filed herewith.

(p)(2)  The Code of Ethics for SEI Investments Distribution Co. is filed herewith.

(p)(3)  The Code of Ethics for SEI Investments Global Funds Services is filed herewith.

(p)(4)  The Joint Code of Ethics for SEI Funds is filed herewith.

(p)(5)  The Code of Ethics dated 2005 for Alliance Capital Management, L.P. is herein incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on August 1, 2005.

(p)(6)  The Code of Ethics for Artisan Partners Limited Partnership is filed herewith.

(p)(7)  The Code of Ethics for BlackRock Advisors, Inc. is herein incorporated by reference to Exhibit (p)(6) of Post-Effective Amendment No. 22 to Registrants Registration Statement on Form N-1A (File No, 33-58041), filed with the SEC on September 28, 2005.

(p)(8)  The Code of Ethics for The Boston Company Asset Management LLC is herein incorporated by reference to Exhibit (p)(7) of Post-Effective Amendment No. 22 to Registrants Registration Statement on Form N-1A (File No, 33-58041), filed with the SEC on September 28, 2005.

(p)(9)  The Code of Ethics for Capital Guardian Trust Company is filed herewith.

(p)(10)  The Code of Ethics for David J. Greene and Company, LLC is herein incorporated by reference to Exhibit (p)(24) of Post-Effective Amendment No. 34 of SEI Institutional Managed Trust's Registration Statement on Form N-1A (File No. 33-9504), filed with the SEC on July 14, 2000 (Accession #0000912057-00-032065).

(p)(11)  The Code of Ethics for Emerging Markets Management, L.L.C. is herein incorporated by reference to Exhibit (p)(11) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on August 1, 2005.

(p)(12)  The Code of Ethics for Fischer Francis Trees & Watts, Inc. is filed herewith.

(p)(13)  The Code of Ethics for Goldman Sachs Asset Management, L.P. is herein incorporated by reference to Exhibit (p)(13) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on August 1, 2005.

(p)(14)  The Code of Ethics for Lee Munder Investments, Ltd. dated 2005 is herein incorporated by reference to Exhibit (p)(14) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on August 1, 2005.

(p)(15)  The Code of Ethics for LSV Asset Management L.P. is herein incorporated by reference to Exhibit (p)(15) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on August 1, 2005.

(p)(16)  The Code of Ethics for Martingale Asset Management, L.P. is herein incorporated by reference to Exhibit (p)(16) of Post-Effective Amendment No. 22 to Registrants Registration Statement on Form N-1A (File No, 33-58041), filed with the SEC on September 28, 2005.

(p)(17)  The Code of Ethics for Mazama Capital Management, Inc. is herein incorporated by reference to Exhibit (p)(17) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on August 1, 2005.

(p)(18)  The Code of Ethics for McKinley Capital Management Inc. dated 2005 is herein incorporated by reference to Exhibit (p)(18) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on August 1, 2005.

(p)(19)  The Code of Ethics for Metropolitan West Asset Management LLC dated 2005 is herein incorporated by reference to Exhibit (p)(19) of Post-Effective Amendment No. 22 to Registrants Registration Statement on Form N-1A (File No, 33-58041), filed with the SEC on September 28, 2005.

(p)(20)  The Code of Ethics for Montag & Caldwell, Inc. dated 2005 is herein incorporated by reference to Exhibit (p)(20) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on August 1, 2005.

(p)(21)  The Code of Ethics for Morgan Stanley Investment Management Inc. is filed herewith.

(p)(22)  The Code of Ethics for Nomura Corporate Resesarch & Asset Management Inc. is filed herewith.

(p)(23)  The Code of Ethics dated 2004 for Security Capital Research & Management Incorporated is herein incorporated by reference to Exhibit (p)(24) of Post-Effective Amendment No. 22 to Registrants Registration Statement on Form N-1A (File No, 33-58041), filed with the SEC on September 28, 2005.

(p)(24)  The Code of Ethics for Wellington Management Company, LLP dated 2005 is filed herewith.

(p)(25)  The Code of Ethics for Wells Capital Management, Inc. is herein incorporated by reference to Exhibit (p)(26) of Post-Effective Amendment No. 22 to Registrants Registration Statement on Form N-1A (File No, 33-58041), filed with the SEC on September 28, 2005.

(p)(26)  The Code of Ethics for Western Asset Management Company is filed herewith.

(p)(27)  The Code of Ethics for Aronson+Johnson+Ortiz, LP is herein incorporated by reference to Exhibit (p)(23) of Post-Effective Amendment No. 42 to SEI Institutional Managed Trust's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878), filed with the SEC on January 29, 2004.

(p)(28)  The Code of Ethics for Enhanced Investment Technologies, LLC is filed herewith.

(p)(29)  The Code of Ethics for Analytic Investors, Inc. is herein incorporated by reference to Exhibit (p)(31) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on August 1, 2005.

(p)(30)  The Code of Ethics for Quantitative Management Associates, LLC is herein incorporated by reference to Exhibit (p)(33) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 9, 2004.

(p)(31)  The Code of Ethics for Delaware Management Company, a series of Delaware Management Business Trust, is filed herewith.

(p)(32)   The Code of Ethics for ING Investment Management Co. is filed herewith.

(p)(33)  The Code of Ethics for Integrity Asset Management, LLC is herein incorporated by reference to Exhibit (p)(39) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 9, 2004.

(p)(34)  The Code of Ethics for Rexiter Capital Management Limited is herein incorporated by reference to Exhibit (p)(37) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on August 1, 2005.

(p)(35)  The Code of Ethics for Acadian Asset Management Inc. is filed herewith.

(p)(36)  The Code of Ethics for Fuller & Thaler Asset Management, Inc. is herein incorporated by reference to Exhibit (p)(40) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on August 1, 2005.

(p)(37)  The Code of Ethics for Smith Breeden Associates, Inc. is herein incorporated by reference to Exhibit (p)(41) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on August 1, 2005.

(p)(38)  The Code of Ethics for J.P. Morgan Investment Management Inc. is herein incorporated by reference to Exhibit (p)(42) of Post-Effective Amendment No. 22 to Registrants Registration Statement on Form N-1A (File No, 33-58041), filed with the SEC on September 28, 2005.

(p)(39)  The Code of Ethics for Ashmore Investment Management Limited is filed herewith.

(p)(40)  The Code of Ethics for AlphaSimplex Group LLC is filed herewith.

(p)(41)  The Code of Ethics for Los Angeles Capital Management and Equity Research, Inc. is filed herewith.

(p)(42)  The Code of Ethics for Record Currency Management Limited is filed herewith.

(p)(43)  The Code of Ethics for SSgA Funds Management, Inc. is filed herewith.

(p)(44)  The Code of Ethics for Stone Harbor Investment Partners LP is filed herewith.

(q)(1)  Powers of Attorney for Robert A. Nesher, William M. Doran, George J. Sullivan, Jr., F. Wendell Gooch, Rosemarie B. Greco, Pedro A. Rodriguez, Nina Lesavoy, James M. Storey and James M. Williams are filed herewith.

Item 24.

See the Prospectus and Statement of Additional Information filed herewith regarding the Trust's control relationships. The Administrator is a subsidiary of SEI Investments Company which also controls the Distributor of the Registrant, SEI Investments Distribution Co., and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

Item 25.  Indemnification:

Article VIII of the Agreement and Declaration of Trust is filed as Exhibit 1 to the Registration Statement. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suite or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.  Business and Other Connections of the Investment Adviser and Sub-Advisers:

The following tables describe other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the adviser and each sub-adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee. The adviser and each sub-adviser's table was provided to the Registrant by the adviser or respective sub-adviser for inclusion in this Registration Statement.

Acadian Asset Management Inc.

Acadian Asset Management Inc. ("Acadian") is a sub-adviser for the Registrant's Global Managed Volatility Fund Fund. The principal business address of Acadian is One Post Office Square, Boston, Massachusetts 02109. Acadian is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act").

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Gary L. Bergstrom, Chairman	—	—
Ronald D. Frashure, President	—	—
Churchill G. Franklin, Executive Vice President	—	—
John R. Chisholm, Executive Vice President	—	—
Scott Powers	Old Mutual Asset Managers (U.S.)	CEO

AllianceBerstein L.P.

AllianceBerstein L.P. ("Alliance") is a sub-adviser for the Registrant's Emerging Markets Equity, International Equity and World Equity Ex-US Funds and Alliance's investment unit of Sanford C. Bernstein & Co., LLC ("Bernstein"), a wholly-owned subsidiary and an investment unit of Alliance, serves as a Sub-Adviser to a portion of the assets of the Emerging Markets Equity, International Equity, World Equity Ex-US, International Fixed Income and Large Cap Funds. The principal business address of Alliance is 1345 Avenue of the Americas, New York, New York 10105. Alliance and Bernstein are investment advisers registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Lewis A. Sanders Chairman of the Board, Chief Investment Officer/ Director	ACMC	Chairman of the Board and Chief Executive Officer/ Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Henri de Castries Director	AXA AELIC AXA Financial	Chairman, Management Board Director Chairman of the Board
Christopher M. Condron Director	AXA AELIC AXA Financial	Member of the Management Board Chairman, Chief Executive Officer Director, President & Chief Executive Officer
Denis Duverne Director	AXA AELIC	Chief Financial Officer Director
Mark R. Manley Senior Vice President and Chief Compliance Officer	ACMC	Senior Vice President and Chief Compliance Officer
Seth J. Masters Executive Vice President	ACMC	Executive Vice President
Roger Hertog Vice Chairman and Director	ACMC	Vice Chairman
Benjamin D. Holloway Director	Continental Companies	Consultant
Dominique Carrel-Billard Director	Centenial Companies	Consultant
Douglas J. Peebles Executive Vice President	ACMC	Executive Vice President
W. Edwin Jarmain Director	Jarmain Group Inc.	President
Gerald M. Lieberman President, Director and Chief Operating Officer	ACMC	President and Chief Operating Officer
Peter J. Tobin Director	St. John's University	Special Assistant to the President
Stanley B. Tulin Director	AXA Financial	Vice Chairman, Chief Financial Officer
Sharon E. Fay Executive Vice President	ACMC	Executive Vice President

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Lorie Slutsky Director	—	—
Robert Henry Joseph Jr. Senior Vice President & Chief Financial Officer	ACMC	Senior Vice President and Chief Financial Officer
John Blundin Executive Vice President	—	—
Marilyn Fedak Executive Vice President	ACMC	Executive Vice President
Thomas S. Hexner Executive Vice President	ACMC	Executive Vice President
Marc O. Mayer Executive Vice President	ACMC	Executive Vice President
James G. Reilly Executive Vice President	ACMC	Executive Vice President
Lawrence H. Cohen Executive Vice President	ACMC	Executive Vice President
Laurence E. Cranch Executive Vice President and General Counsel	ACMC	Executive Vice President and General Counsel
Paul Rissman Executive Vice President	ACMC	Executive Vice President
Christopher Toub Executive Vice President	ACMC	Executive Vice President
Lisa Shalett Executive Vice President	ACMC	Executive Vice President
David Steyn Executive Vice President	ACMC	Executive Vice President
Nicolas Moreau Director	AXA Investment Managers	Chief Executive Officer
Mark R. Gordon Executive Vice President	ACMC	Executive Vice President

Analytic Investors, Inc.

Analytic Investors, Inc. ("Analytic") is a sub-adviser for the Registrant's Large Cap Disciplined Equity, Large Cap Diversified Alpha and Global Managed Volatility Funds. The principal business address of Analytic is 500 South Grand Avenue, 23rd Floor, Los Angeles, California 90071. Analytic is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Roger G. Clarke Chairman	Ensign Peak Advisors	President
Scott Powers Director	Old Mutual (US) Holdings, Inc. Old Mutual Asset Managers (US) LLC	Chief Executive Officer Chief Executive Officer
Marie Nastasi Arlt Director and Chief Operating Officer	—	—
Harinda de Silva Director and President	—	—

AlphaSimplex Group LLC

AlphaSimplex Group LLC ("AlphaSimplex") is a sub-adviser for the Registrants Large Cap Disciplined Equity Fund. The principal business address of AlphaSimplex is One Cambridge Center, Cambridge, MA 02142. Analytic is a registered investment adviser under the Advisers Act.

Aronson+Johnson+Ortiz, LP

Aronson+Johnson+Ortiz, LP ("AJO") is a sub-adviser for the Registrant's Large Cap and Large Cap Diversified Alpha Funds. The principal business address of AJO is 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102. AJO is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Theodore R. Aronson Managing Principal and Portfolio Manager	—	—
Kevin M. Johnson Principal and Portfolio Manager	—	—
Gina Marie N. Moore Principal and Portfolio Manager	—	—
Martha E. Ortiz Principal and Portfolio Manager	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Stefani Cranston Principal Accounting	—	—
Paul Dodge Principal Operations	—	—
Gina Marie N. Moore Principal Research	—	—
Gregory J. Rogers Principal Trading	—	—

Artisan Partners Limited Partnership

Artisan Partners Limited Partnership ("Artisan") is a sub-adviser for the Registrant's Small Cap Fund. The principal business address of Artisan is 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202. Artisan is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Andrew A. Ziegler Chief Executive Officer	Artisan Distributors LLC	Officer
Lawrence A. Totsky Chief Financial Officer	Artisan Distributors LLC	Officer
Janet D. Olsen General Counsel	Artisan Distributors LLC	Officer
Brooke J. Billick Chief Compliance Officer	Artisan Distributors	Officer

Ashmore Investment Management Limited

Ashmore Investment Management Limited ("Ashmore") is a sub-adviser for the Registrant's Emerging Markets Equity and Emerging Markets Debt Funds. The principal business address of Ashmore is 20 Bedfordbury, London, United Kingdom WC2N 4BL. Ashmore is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company (all UK unless shown otherwise)	Position With Other Company
Mark Coombs Director	Ashmore Group Ltd Ashmore Investments (UK) Ltd	Director Director
	Ashmore Investment Management Ltd	Director
	Ashmore Corporate Finance Ltd	Director (resigned April 13, 2004)

Name and Position With Investment Adviser	Name of Other Company (all UK unless shown otherwise)	Position With Other Company
	Ashmore Asset Management Limited	Director
	Ashmore Russian Equity Fund (Cayman Islands registered)	Director
	Ashmore AOF (GP) Limited (Cayman Islands registered)	Director
	Ashmore Global Special Situations Fund Limited (Guernsey registered)	Director
	Ashmore Global Special Situations Fund 2 Limited (Guernsey registered)	Director
	Ashmore Emerging Markets Debt Fund (Cayman Islands registered)	Director
	Ashmore Management Company Limited (Guernsey registered)	Director
	International Administration (Guernsey) Limited (Guernsey registered)	Director
	Balkan Regeneration Fund (Cayman Islands registered)	Director (Ceased June 29, 2005)
	Ashmore Emerging Markets Debt and Currency Fund (Guernsey registered)	Director
	EMTA (US registered)	Director (Co-chair)
	Ashmore SICAV (Luxembourg registered)	Director
	The Ashmore Group Limited Pension Scheme	Trustee (Ceased)
	The Ashmore Group Ltd Retirement and Death Benefit Scheme	Trustee
	The Ashmore Group Ltd Retirement and Death Benefit Scheme Re: Mark Coombs	Trustee
	The Ashmore Group Ltd Retirement and Death Benefit Scheme Re: Julian Green	Trustee
	The Ashmore Group Ltd Retirement and Death Benefit Scheme Re: Christopher Raeder	Trustee
	The Ashmore Group Ltd Retirement and Death Benefit Scheme Re: Jerome Booth	Trustee

Name and Position With Investment Adviser	Name of Other Company (all UK unless shown otherwise)	Position With Other Company
Jon Moulton - Director	Alchemy Partners (Guernsey) Ltd (Guernsey registered)	Director
	Alchemy Partners LLP	Managing Partner
	30 St James's Square Investments Ltd	Director
	Aardvark TMC Ltd	Director—(resigned 26 October 2004)
	Air Sea Survival Equipment Limited	Director
	Airborne Systems Holdings Ltd	Director
	Ashmore Group Ltd	Director
	Ashmore Investments (UK) Ltd	Director
	Ashmore Investment Management Ltd	Director
	Ashmore Corporate Finance Ltd	Director (resigned 13 April 2004)
	Aries (Mauritius registered)	Director
	Cedar Ltd	Director
	Civica plc	Director
	Edlaw plc	Director
	Everett Services	Director—(dissolved 12 October 2004)
	Phoenix IT Group Ltd	Director—(resigned 21 October 2004)
	Point-on Holdings Ltd	Director
	Redac Ltd	Director
	Redac Gratis Limited	Director
	Redac Group Ltd	Director
	Redac Group No 2 Ltd	Director
	Sandsenor Ltd	Director
	Storeys Group Limited	Director
	Sylvan International Limited	Trustee
	Sylvan Trustees Limited	Director
	Tattershall Castle Group Limited	Director
	UK Stem Cell Foundation	Director
	Wardle Storeys (Group) Limited	Director

BlackRock Advisors, Inc.

BlackRock Advisors, Inc. ("BlackRock") is a sub-adviser for the Registrant's Small Cap and Small/Mid Cap Equity Funds. The principal business address of BlackRock is 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Paul L. Audet, Chief Financial Officer and Director	BlackRock, Inc., New York, NY BlackRock Financial Management, Inc., Wilmington, DE	Chief Financial Officer and Managing Director Chief Financial Officer and Managing Director
	BlackRock Capital Management, Inc., Wilmington, DE	Director
	BlackRock Institutional Management Corporation, Wilmington, DE	Director
	BlackRock (Japan), Inc., New York, NY	Chief Financial Officer and Managing Director
	BlackRock International, Ltd, Edinburgh, Scotland	Chief Financial Officer and Managing Director
	BlackRock Overseas Investment Corp., New York, NY	Chief Financial Officer and Managing Director
	SSRM Holdings, Inc., Boston, MA	Chief Financial Officer and Managing Director
	State Street Management & Research Company, Boston, MA	Chief Financial Officer and Managing Director
Robert P. Connolly, General Counsel, Managing Director and Secretary	BlackRock, Inc., New York, NY BlackRock Financial Management, Inc., Wilmington, DE	General Counsel, Managing Director and Secretary General Counsel, Managing Director and Secretary
	BlackRock Capital Management, Inc., Wilmington, DE	General Counsel, Managing Director and Secretary
	BlackRock Institutional Management Corporation, Wilmington, DE	General Counsel, Managing Director and Secretary
	BlackRock (Japan), Inc., New York, NY	General Counsel, Managing Director and Secretary
	BlackRock International, Ltd, Edinburgh, Scotland	General Counsel, Managing Director and Secretary

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	BlackRock Overseas Investment Corp.	General Counsel, Managing Director and Secretary
	BlackRock Investments, Inc., New York, NY	General Counsel, Managing Director and Secretary
	SSRM Holdings, Inc., Boston, MA	General Counsel, Managing Director and Secretary
	State Street Management & Research Company, Boston, MA	General Counsel, Managing Director and Secretary
Laurence D. Fink, Chief Executive Officer	BlackRock, Inc., New York, NY	Chairman and Chief Executive Officer
	BlackRock Funds, Wilmington, DE	Trustee
	BlackRock Financial Management, Inc., Wilmington, DE	Chairman and Chief Executive Officer
	BlackRock Capital Management, Inc., Wilmington, DE	Chief Executive Officer
	BlackRock Institutional Management Corporation, Wilmington, DE	Chief Executive Officer
	BlackRock (Japan), Inc., New York, NY	Chairman and Chief Executive Officer
	BlackRock Overseas Investment Corp., New York, NY	Chairman and Chief Executive Officer
	BlackRock International, Ltd, Edinburgh, Scotland	Chairman and Chief Executive Officer
	BlackRock Investments, Inc., New York, NY	Chairman and Chief Executive Officer
	BlackRock Asia Limited, Hong Kong	Chairman and Chief Executive Officer
	BlackRock HPB Management LLC	Director
	Nomura BlackRock Asset Management Co., Ltd.	Chairman and Director
	Anthracite Capital, Inc.	Director
	SSRM Holdings, Inc., Boston, MA	Chairman and Chief Executive Officer
	State Street Management & Research Company, Boston, MA	Chairman and Chief Executive Officer
	State Street Research Investment Services, Inc., Boston, MA	Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Robert S. Kapito, Vice Chairman and Director	BlackRock, Inc., New York, NY	Vice Chairman
	BlackRock Closed-End Funds, Wilmington, DE	President and Trustee
	BlackRock Financial Management, Inc., Wilmington, DE	Vice Chairman and Director
	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman and Director
	BlackRock Institutional Management Corporation, Wilmington, DE	Vice Chairman and Director
	BlackRock (Japan), Inc., New York, NY	Vice Chairman and Director
	BlackRock Overseas Investment Corp., New York, NY	Vice Chairman and Director
	BlackRock International, Ltd, Edinburgh, Scotland	Vice Chairman and Director
	BlackRock Investments, Inc., New York, NY	Director
	BlackRock Asia Limited, Hong Kong	Vice Chairman and Director
	SSRM Holdings, Inc., Boston, MA	Vice Chairman and Director
	State Street Management & Research Company, Boston, MA	Vice Chairman and Director
	State Street Research Investment Services, Inc., Boston, MA	Director
	BlackRock Realty Advisors, Inc., San Francisco, CA	Director
Ralph L. Schlosstein, President and Director	BlackRock, Inc., New York, NY	President and Director
	BlackRock Closed-End Funds, Wilmington, DE	Chairman and Trustee
	BlackRock Liquidity Funds, Wilmington, DE	Chairman and President
	BlackRock Financial Management, Inc., Wilmington, DE	President and Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	BlackRock Capital Management, Inc., Wilmington, DE	President and Director
	BlackRock Institutional Management Corporation, Wilmington, DE	President and Director
	BlackRock (Japan), Inc., New York, NY	President and Director
	BlackRock Overseas Investment Corp., New York, NY	President and Director
	BlackRock HPB Management LLC, New York, NY	Director
	BlackRock International, Ltd, Edinburgh, Scotland	President and Director
	BlackRock Investments, Inc., New York, NY	Director
	BlackRock Asia Limited, Hong Kong	President and Director
	Anthracite Capital, Inc.	Director
	SSRM Holdings, Inc., Boston, MA	President and Director
	State Street Management & Research Company, Boston, MA	President and Director
	State Street Research Investment Services, Inc., Boston, MA	Director
	BlackRock Realty Advisors, Inc., San Francisco, CA	Director

The Boston Company Asset Management, LLC

The Boston Company Asset Management, LLC ("The Boston Company") is a sub-adviser for the Registrant's Emerging Markets Equity Fund. The principal business address of The Boston Company is 1 Boston Place, Boston, MA 02108-4402. The Boston Company is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Francis D. Antin Director	Standish Mellon Asset Management Company LLC	Manager
	Mellon Capital Management	Director
	Mellon Equity Associates, LLP	Executive Committee Member
	Mellon HBV Alternative Strategies LLC	Manager

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	Mellon Trust of New England, N.A.	Senior Vice President
	TBCAM Holdings, LLC	Director
	Mellon HBV Advisors LLC	Manager
	Mellon HBV Alternative Strategies UK Limited	Manager
	Mellon HBV Company Ltd	Director
	HBV II LLC	Manager
	TBC General Partner, LLC	Manager
	Franklin Portfolio Holdings, LLC	Manager
	Newton Capital Management Limited	Director
	Mellon Holdings LLC	Manager
Corey Griffin President, Director & CEO	Mellon Trust of New England, N.A.	Senior Vice President
	TBCAM Holdings, LCC	Director
Patrick Shepard Chief Operating Officer, Director	Fixed Income (DE) Trust Fixed Income (MA) Trust Mellon Capital Management Corporation	Trustee Trustee Treasurer
	Mellon Equity Associates, LLP	Treasurer, Director
	Mellon Global Alternatives Investments Funds PLC	Director
	Mellon HBV Alternative Strategies, LLC	Chairman
	Mellon HBV Alternative Strategies UK Limited	Chairman
	Mellon Institutional Funds	CEO
	Newton Management Limited	Director
	Standish Mellon Asset Management Company, LLC	Director
	TBC General Partner, LLC	Director
	TBCAM Holdings, LLC	Director
	EACM Advisors, LLC	Director
Stephen Canter Director	Dreyfus Corporation	Chairman of the Board and CEO, COO, Director
	Dreyfus Trust Company	Director, Chairman, President, CEO
	Newton Management Limited	Director
	Franklin Portfolio Holdings, LLC	Director
	TBCAM Holdings, LLC	Director
	Mellon Capital Management Corp.	Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	Mellon Financial Corp	Vice Chairman, Director
	Mellon Equity Associates, LLP	Executive Committee Member
	Founders Asset Management LLC	Member, Board of Managers
	Mellon Bank, N.A.	Vice Chairman
	Standish Mellon Asset Management Company LLC	Member, Director, Manager
John Nagorniak Director	AIMR Research Foundation Boston Security Analyst Society, Inc	Trustee Director
	Boston Security Analyst Society, Inc	President
	Foxstone Financial, Inc	President—Director
	Franklin Portfolio Associates Trust	Chairman—Trustee
	Franklin Portfolio Holdings, Inc.	President—Director
	Franklin Portfolio Holdings, LLC	Chairman, Director
	Life Harbor Investments, Inc	Director
	Life Harbor, Inc	Director
	Mellon Capital Management Corporation	Director
	Mellon Equity Associates, LLP	Executive Committee Member
	Mellon HBV Advisors LLC	Manager
	Mellon HBV Alternative Strategies Holdings LLC	Manager
	Mellon HBV Alternative Strategies LLC	Manager
	Mellon HBV Company Limited	Director
	Mellon HBVII LLC	Manager
	MIT Investment Corporation	Director
	Newton Management Limited	Director
	Pareto U.S. High Yield Fixed Income Fund, LLC	Management Board Member
	Pareto Investment Management Limited	Director
	Princeton Association of New England	Director
	Standish Mellon Asset Management Company, LLC	Board Manager
	TBCAM Holdings, LLC	Director
Ronald O'Hanley Chairman of the Board	Mellon Financial Corporation Mellon Institutional Asset Management	Vice Chairman President

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	Mellon Trust of New England, N.A.	Director
	Newton Asset Management	Director
	Mellon Capital Management	Director
	Standish Mellon Asset Management LLC	Director
	Franklin Portfolio Associates	Director
	Mellon Equity Associates, LLP	Director
	TBCAM Holdings LLC	Director
	Mellon Consultants	Director
	Pareto Partners	Director
	Mellon Capital Management Corp.	Director
	Mellon Bank N.A.	Director
	EACM Advisors, LLC	Board of Managers
Edward Ladd Director	TBCAM Holdings, LLC Standish Mellon Asset Management Company LLC	Manager Manager
	Standish Mellon Asset Management LLC	Director
	Prime Advisors	Director
	Franklin Portfolio Associates	Director
	Mellon Equity Associates, LLP	Director
	TBCAM Holdings LLC	Director
	Mellon Consultants	Director
	Pareto Partners	Director
	Mellon Capital Management Corp.	Director
	Mellon Bank N.A.	Vice Chairman
David K. Henry Executive Vice President, Director of International Value Equities	Boston Safe Deposit & Trust Company The Dreyfus Corporation Mellon Trust of New England, N.A.	Senior Vice President Portfolio Manager Senior Vice President
Clifford Smith Senior Vice President, Assistant Director of International Value Equities	The Dreyfus Corporation	Portfolio Manager
Richard Watson Senior Vice President, Director of United States Equities	Mellon Trust of New England, N.A.	Senior Vice President

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
David H. Cameron Senior Vice President, Director of United States Equities	Mellon Trust of New England, N.A.	Senior Vice President
Peter I. Higgins Director, Vice Chairman	Mellon Trust of New England, N.A. The Dreyfus Corporation	Senior Vice President Portfolio Manager

Capital Guardian Trust Company

Capital Guardian Trust Company ("CGTC") is a sub-adviser for the Registrant's International Equity and World Equity Ex-US Funds. The principal business address of CGTC is 333 South Hope Street, 55th Floor, Los Angeles, California 90071. CGTC is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Andrew F. Barth Director and President	The Capital Group Companies Capital International Research, Inc.	Director Director, President and Research Director
Michael D. Beckman Director, Senior Vice President	The Capital Group Companies Capital International Asset Management (Canada), Inc.	Director Chief Financial Officer and Secretary
	Capital Group International, Inc.	Senior Vice President
	Capital Guardian Trust Company of Nevada	Director
	Capital International Asset Management, Inc.	Director and President
	Capital International Financial Services, Inc.	Director, President and Treasurer
	Capital Guardian (Canada), Inc.	Formerly, Treasurer
	Capital Guardian Research Company	Formerly, Treasurer
Michael A. Burik Senior Vice President and Senior Counsel	Capital International Financial Services, Inc. Capital International, Inc.	Vice President and Secretary Senior Vice President and Senior Counsel
Elizabeth A. Burns Senior Vice President	—	—
Scott M. Duncan Senior Vice President Formerly, Vice President	—	—
John B. Emerson Senior Vice President	Capital Guardian Trust Company, a Nevada Corporation	Director, President and Formerly, Executive Vice President

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Michael R. Ericksen Director and Senior Vice President	Capital International Limited	Director, President and Formerly, Senior Vice President
Michael A. Felix Director, Senior Vice President and Treasurer	Capital Guardian (Canada), Inc. Capital International, Inc.	Senior Vice President and Treasurer Director and Senior Vice President
David I. Fisher Director, Chairman	Capital International, Inc. Capital International Limited	Director, Vice Chairman Director, Vice Chairman
	Capital Group International, Inc.	Director, Chairman
	Capital International Limited (Bermuda)	Director, President
	The Capital Group Companies, Inc.	Director and Chairman of the Executive Committee
	Capital International Research, Inc.	Director
	Capital Group Research, Inc.	Director
Clive N. Gershon Senior Vice President	—	—
Frederick M. Hughes, Jr. Senior Vice President	—	—
Mary M. Humphrey Senior Vice President	—	—
William H. Hurt Senior Vice President Formerly, Director	Capital Guardian Trust Company, a Nevada Corporation Capital Strategy Research, Inc.	Director, Chairman Director, Chairman
Peter C. Kelly Director, Senior Vice President, Senior Counsel	Capital International, Inc. Capital International Emerging Markets Fund	Director, Senior Vice President, Senior Counsel, Secretary Director
	Capital Group International, Inc.	Secretary
Charles A. King Senior Vice President	Capital Group International, Inc.	Secretary
Nancy J. Kyle Director, Vice Chair, Formerly, Senior Vice President	Capital Guardian (Canada), Inc.	Director and Vice Chairperson
Karin L. Larson Director	Capital Group Research, Inc. Capital International Research, Inc.	Director, Chairperson, President Director, Chairperson

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Shelby Notkin Director, Senior Vice President	Capital Guardian Trust Company, a Nevada Corporation	Director
Jason M. Pilalas Director	Capital International Research, Inc.	Senior Vice President
Robert Ronus Director, Vice Chairman	Capital Guardian (Canada), Inc. The Capital Group Companies, Inc.	Director, Chairman Director, Non-Executive Chairman
	Capital Group International, Inc.	Director
	Capital International, Inc.	Senior Vice President
	Capital International Limited	Senior Vice President
	Capital International S.A.	Senior Vice President
Theodore R. Samuels Director, Senior Vice President	Capital Guardian Trust Company, a Nevada Corporation	Director
Lionel A. Sauvage Director, Senior Vice President	Capital International, Inc. Capital International Research, Inc.	Senior Vice President Formerly Director
	The Capital Group Companies Inc.	Director
John H. Seiter Director, Executive Vice President	The Capital Group Companies	Director
Lawrence R. Solomon Director, Senior Vice President	Capital International Research, Inc. Capital Management Services, Inc.	Senior Vice President Director
Eugene P. Stein Director, Vice Chairman	The Capital Group Companies, Inc.	Director
Shaw B. Wagener Director	The Capital Group Companies, Inc. Capital International Management Company S. A.	Director Director
	Capital International, Inc.	Director, Chairman
	Capital Group International, Inc.	Director, Senior Vice President
Alan J. Wilson Director, Vice President	Capital International Research, Inc.	Director, Executive Vice President, Research Director—U.S. and Formerly, Senior Vice President
	Capital Research Company	Director

David J. Greene and Company, LLC

David J. Greene and Company, LLC ("D.J. Greene") is a sub-adviser for the Registrant's Small Cap Fund. The principal business address of D.J. Greene is 599 Lexington Avenue, 12th Floor, New York, NY 10022. D.J. Greene is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Michael C. Greene Principal, Chief Executive Officer, Chief Investment Officer	—	—
Alan I. Greene Principal, Chairman of Investment Committee	—	—
Erwin A. Zeuschner Principal, Director of Investment Management	—	—
Robert J. Ravitz, CFA Principal, Senior Research Analyst	—	—
Benjamin H. Nahum Principal, Executive Vice President, Portfolio Manager	—	—
Jordan F. Posner Vice President, Co-Director of Research	—	—
James R. Greene Principal, Investment Advisor	—	—
Stanley G. Lee, CFA Principal, Investment Advisor	—	—
Clarissa Moore Principal, Director of Client Service & Marketing	—	—
Pong Chan Principal, Chief Financial Officer	—	—
Amit Solomon, PhD Principal, Senior Research Analyst	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Rand W. Gesing, CFA Principal, Senior Research Analyst	—	—
Lee D. Unterman Principal, Chief Operating Officer, Chief Compliance Officer	—	—

Delaware Management Company

Delaware Management Company, a series of Delaware Management Business Trust, ("DMC") is a sub-adviser for the Registrant's Small Cap, Large Cap, Large Cap Diversified Alpha and Small/Mid Cap Equity Funds. The principal business address of DMC is One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103. DMC is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Jude T. Driscoll President, Chief Executive Officer	Delaware Affiliates Lincoln National Investment Companies, Inc.	Similar capacities as positions with the Adviser President, CEO, Director/Trustee
	HYPPCO Finance Company Ltd.	Director
John C.E. Campbell Executive Vice President, Global Marketing & Client Services	Delaware Affiliates	Similar capacities as positions with the Adviser
Patrick P. Coyne Executive Vice President, Managing Director, Chief Investment Officer-Fixed Income	Delaware Affiliates Lincoln National Investment Companies, Inc.	Similar capacities as positions with the Adviser Executive Vice President, Managing Director, CIO
	Lincoln National Convertible Securities Fund, Inc.	President, Director
	Lincoln National Income Fund, Inc.	President, Director
Gerald S. Frey Managing Director/ CIO-Growth Investing	Delaware Management Business Trust Delaware Investment Advisers	Managing Director/CIO-Growth Investing Managing Director/CIO-Growth Investing
	Delaware Capital Management	Managing Director/CIO-Growth Investing
	Delaware Management Holdings, Inc.	Managing Director/CIO-Growth Investing
	Lincoln National Investment Companies, Inc.	Managing Director/CIO-Growth Investing

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	Delaware Investments Family of Funds	Managing Director/CIO-Growth Investing
Joseph H. Hastings Executive Vice President, Treasurer, Controller	Delaware Management Business Trust Delaware Lincoln Cash Management	Executive Vice President, Treasurer, Controller Executive Vice President, Treasurer, Controller
	Delaware Capital Management	Executive Vice President, Treasurer, Controller
	Delaware Management Holdings, Inc.	Executive Vice President, Treasurer, Controller
	DMH Corp.	Executive Vice President, Treasurer, Controller
	Delaware Management Company, Inc.	Executive Vice President, Treasurer, Controller
	Delaware Service Company, Inc.	Executive Vice President, Treasurer, Controller
	Delaware Distributors, L.P.	Executive Vice President
	Delaware Distributors, Inc.	Executive Vice President
	Delaware General Management, Inc.	Executive Vice President, Interim Chief Financial Officer, Treasurer, Controller
	Delaware Investments U.S., Inc.	Executive Vice President, Interim Chief Financial Officer, Treasurer, Controller
	Lincoln National Investment Companies, Inc.	Executive Vice President, Treasurer, Controller
	LNC Administrative Services Corporation	Executive Vice President, Treasurer, Controller
	Delaware Management Trust Company	Executive Vice President, Chief Financial Officer, Treasurer, Director
	Retirement Financial Services, Inc.	Executive Vice President, Chief Financial Officer
	Delaware Investment Advisors	Executive Vice President, Interim Chief Financial Officer, Controller
	Delaware Investments Family of Funds	Executive Vice President, Chief Financial Officer
Richelle S. Maestro Executive Vice President, General Counsel, Secretary	Delaware Investment Advisers Delaware Lincoln Cash Management	Executive Vice President, General Counsel, Secretary Executive Vice President, General Counsel, Secretary
	Delaware Management Holdings, Inc.	Executive Vice President, General Counsel, Secretary, Director, Trustee

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	DMH Corp., Inc.	Executive Vice President, General Counsel, Secretary, Director, Trustee
	Delaware Management Trust Company	Senior Vice President, General Counsel, Secretary
	Delaware Management Business Trust	Senior Vice President, General Counsel, Secretary, Director, Trustee
	Lincoln National Investment Companies, Inc.	Executive Vice President, General Counsel, Secretary, Director, Trustee
	Lincoln National Convertible Securities Fund, Inc.	Vice President, General Counsel
	Lincoln National Income Fund, Inc.	Vice President, General Counsel
	Delaware Investments U.S., Inc.	Executive Vice President, General Counsel, Secretary, Director, Trustee
	Delaware General Management, Inc.	Executive Vice President, General Counsel, Secretary, Director, Trustee
	Delaware Management Company, Inc.	Executive Vice President, General Counsel, Secretary, Director, Trustee
	Delaware Service Company, Inc.	Executive Vice President, General Counsel, Secretary, Director, Trustee
	Retirement Financial Services, Inc.	Executive Vice President, General Counsel, Secretary, Director, Trustee
	LNC Administrative Services Corporation	Executive Vice President, General Counsel, Secretary
	Delaware Investments Family of Funds	Executive Vice President, General Counsel, Secretary, Director, Trustee
	Delaware Capital Management	Executive Vice President, General Counsel, Secretary,
	Delaware Distributors, L.P.	Senior Vice President, General Counsel, Secretary, Director, Trustee
	Tri-R Associates	General Partner
David F. Connor Vice President, Deputy General Counsel, Assistant Secretary	Delaware Management Business Trust Delaware Investment Advisers	Vice President, Deputy General Counsel, Assistant Secretary Vice President, Deputy General Counsel, Assistant Secretary

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	Delaware Lincoln Cash Management	Vice President, Deputy General Counsel, Assistant Secretary
	Delaware Capital Management	Vice President, Deputy General Counsel, Assistant Secretary
	Delaware Management Holdings, Inc.	Vice President, Deputy General Counsel, Assistant Secretary
	DMH Corp.	Vice President, Deputy General Counsel, Assistant Secretary
	Delaware Investments U.S., Inc.	Vice President, Deputy General Counsel, Assistant Secretary
	Delaware Management Company, Inc.	Vice President, Deputy General Counsel, Assistant Secretary
	Retirement Financial Services, Inc.	Vice President, Deputy General Counsel, Assistant Secretary
	Delaware Management Trust Company	Vice President, Deputy General Counsel, Assistant Secretary
	Delaware Distributors, L.P.	Vice President, Deputy General Counsel, Assistant Secretary
	Delaware Distributors, Inc.	Vice President, Deputy General Counsel, Assistant Secretary
	Lincoln National Investment Companies, Inc.	Vice President, Deputy General Counsel, Assistant Secretary
	LNC Administrative Services Corporation	Vice President, Deputy General Counsel, Assistant Secretary
	Delaware Investments Family of Funds	Vice President, Deputy General Counsel, Assistant Secretary
	Lincoln National Income Fund, Inc.	Secretary
	Lincoln National Convertible Securities Fund, Inc.	Secretary
David P. O'Connor Vice President, Associate General Counsel, Assistant Secretary	Delaware Management Business Trust Delaware Investment Advisers	Vice President, Associate General Counsel, Assistant Secretary Vice President, Associate General Counsel, Assistant Secretary
	Delaware Lincoln Cash Management	Vice President, Associate General Counsel, Assistant Secretary
	Delaware Capital Management	Vice President, Associate General Counsel, Assistant Secretary
	Delaware Management Holdings, Inc.	Vice President, Associate General Counsel, Assistant Secretary
	DMH Corp.	Vice President, Associate General Counsel, Assistant Secretary
	Delaware Management Company, Inc.	Vice President, Associate General Counsel, Assistant Secretary

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	Delaware Service Company Inc.	Vice President, Associate General Counsel, Assistant Secretary
	Retirement Financial Services, Inc.	Vice President, Associate General Counsel, Assistant Secretary
	Delaware Distributors, L.P.	Vice President, Associate General Counsel, Assistant Secretary
	Delaware Distributors, Inc.	Vice President, Associate General Counsel, Assistant Secretary
	Delaware General Management, Inc.	Vice President, Associate General Counsel, Assistant Secretary
	Delaware Investments U.S., Inc.	Vice President, Associate General Counsel, Assistant Secretary
	Lincoln National Investment Companies, Inc.	Vice President, Associate General Counsel, Assistant Secretary
	LNC Administrative Services Corporation	Vice President, Associate General Counsel, Assistant Secretary
	Delaware Investments Family of Funds	Vice President, Associate General Counsel, Assistant Secretary
Kevin S. Lee Vice President, Assistant Controller	Delaware Management Business Trust Delaware Investment Advisers	Vice President, Assistant Controller Vice President, Assistant Controller
	Delaware Lincoln Cash Management	Vice President, Assistant Controller
	Delaware Capital Management, Inc.	Vice President, Assistant Controller
	Delaware Management Holdings, Inc.	Vice President, Assistant Controller
	DMH Corp.	Vice President, Assistant Controller
	Delaware Investments U.S., Inc.	Vice President, Assistant Controller
	Delaware Management Company, Inc.	Vice President, Assistant Controller
	Delaware Service Company, Inc.	Vice President, Assistant Controller
	Retirement Financial Services, Inc.	Vice President, Assistant Controller
	Delaware Management Trust Company	Vice President, Assistant Controller
	Delaware Distributors, L.P.	Vice President, Assistant Controller
	Delaware Distributors, Inc.	Vice President, Assistant Controller

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	Delaware General Management, Inc.	Vice President, Assistant Controller
	Lincoln National Investment Companies, Inc.	Vice President, Assistant Controller
	LNC Administrative Services Corporation	Vice President, Assistant Controller
Brian L. Murray. Jr. Senior Vice President, Associate General Counsel, Assistant Secretary, Compliance Director	Delaware Management Business Trust Delaware Investment Advisers General Counsel, Assistant	Vice President, Associate General Counsel, Assistant Secretary Senior Vice President, Associate Secretary, Compliance Director
	Delaware Capital Management	Senior Vice President, Associate General Counsel, Assistant Secretary, Compliance Director
	Delaware Lincoln Cash Management	Senior Vice President, Compliance Director
	Delaware Service Company, Inc.	Vice President, Associate General Counsel, Assistant Secretary
	Delaware Distributors, Inc.	Vice President, Associate General Counsel, Assistant Secretary
	Retirement Financial Services, Inc.	Vice President, Associate General Counsel, Assistant Secretary
	Delaware Distributors, L.P.	Vice President, Associate General Counsel, Assistant Secretary
	Delaware Capital Management	Vice President, Associate General Counsel, Assistant Secretary
	Delaware Investments Family of Funds	Vice President, Associate General Counsel, Assistant Secretary, Interim Chief Compliance Officer
	Delaware Management Trust Company	Senior Vice President, Compliance Director, Assistant Secretary
Richard Salus Vice President, Deputy Controller	Delaware Management Business Trust Delaware Investment Advisers	Vice President, Assistant Controller Vice President, Deputy Controller
	Delaware Lincoln Cash Management	Vice President, Deputy Controller
	Delaware Capital Management	Vice President, Deputy Controller
	Delaware Management Holdings, Inc.	Vice President, Deputy Controller
	DMH Corp.	Vice President, Deputy Controller
	Delaware Management Company, Inc.	Vice President, Deputy Controller

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	Delaware Service Company, Inc.	Vice President, Assistant Controller
	Retirement Financial Service, Inc.	Vice President, Assistant Controller
	Delaware Management Trust Company	Vice President, Assistant Controller
	Delaware Distributors, L.P.	Vice President, Assistant Controller
	Delaware Distributors, Inc.	Vice President, Assistant Controller
	Delaware General Management, Inc.	Vice President, Deputy Controller
	Delaware Investments U.S., Inc.	Vice President, Deputy Controller
	Lincoln National Investment Companies, Inc.	Vice President, Deputy Controller
	LNC Administrative Services Corporation	Vice President, Deputy Controller
Richard D. Seidel Vice President, Assistant Controller, Manager-Payroll	Delaware Investment Advisers Delaware Lincoln Cash Management	Vice President, Assistant Controller, Manager-Payroll Vice President, Assistant Controller, Manager-Payroll
	Delaware Investments U.S., Inc.	Vice President, Assistant Controller, Manager-Payroll
	Delaware General Management, Inc.	Vice President, Assistant Controller, Manager-Payroll
	Delaware Distributors, Inc.	Vice President, Assistant Controller, Manager-Payroll
	Delaware Management Business Trust	Vice President, Assistant Controller, Manager-Payroll
	Retirement Financial Services, Inc.	Vice President, Assistant Controller, Manager-Payroll
	Lincoln Investment Companies, Inc.	Vice President, Assistant Controller, Manager-Payroll
	LNC Administrative Services Corporation	Vice President, Assistant Controller, Manager-Payroll
	Delaware Capital Management	Vice President, Assistant Treasurer
	Delaware Management Holdings, Inc.	Vice President, Assistant Treasurer
	DMH Corp.	Vice President, Assistant Treasurer
	Delaware Service Company, Inc.	Vice President, Assistant Treasurer
	Delaware Distributors, L.P.	Vice President, Assistant Treasurer

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	Delaware Management Company, Inc.	Vice President, Assistant Controller, Manager-Payroll
Joel A. Ettinger Vice President, Taxation	Delaware Investment Advisers Delaware Lincoln Cash Management	Vice President, Taxation Vice President, Taxation
	Delaware Capital Management, Inc.	Vice President, Taxation
	Delaware Management Holdings, Inc.	Vice President, Taxation
	DMH Corp.	Vice President, Taxation
	Delaware Management Company, Inc.	Vice President, Taxation
	Delaware Service Company, Inc.	Vice President, Taxation
	Retirement Financial Services, Inc.	Vice President, Taxation
	Delaware Distributors, L.P.	Vice President, Taxation
	Delaware Distributors, Inc.	Vice President, Taxation
	Delaware General Management, Inc.	Vice President, Taxation
	Delaware Management Business Trust	Vice President, Taxation
	Lincoln National Investment Companies, Inc.	Vice President, Taxation
	LNC Administrative Services Corporation	Vice President, Taxation
	Delaware Investments Family of Funds	Vice President, Taxation
Douglas L. Anderson Senior Vice President, Operations	Delaware Service Company, Inc. Delaware Distributors, L.P. Delaware Distributors, Inc. Retirement Financial Services, Inc.	Senior Vice President, Operations Senior Vice President, Operations Senior Vice President, Operations Senior Vice President, Operations
	Delaware Management Trust Company	Senior Vice President, Operations, Director
Robert R. Arnold Senior Vice President, Senior Portfolio Manager	Delaware Investment Advisers Delaware Capital Management	Senior Vice President, Senior Portfolio Manager Senior Vice President, Senior Portfolio Manager
	Delaware Investments Family of Funds	Senior Vice President, Senior Portfolio Manager

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Marshall T. Bassett Senior Vice President, Portfolio Manager	Delaware Investment Advisers Delaware Investments Family of Funds	Senior Vice President, Portfolio Manager Senior Vice President, Senior Portfolio Manager
Christopher S. Beck Senior Vice President, Senior Portfolio Manager	Delaware Investment Advisers Delaware Capital Management	Senior Vice President, Senior Portfolio Manager Senior Vice President, Senior Portfolio Manager
	Delaware Investments Family of Funds	Senior Vice President, Senior Portfolio Manager
Michael P. Bishof Senior Vice President, Investment Accounting	Delaware Capital Management Delaware Service Company, Inc.	Senior Vice President, Investment Accounting Senior Vice President, Investment Accounting
	Delaware Distributors, L.P.	Senior Vice President, Investment Accounting
	Delaware Investment Advisers	Senior Vice President, Treasurer, Investment Accounting
	Delaware Investments Family of Funds	Senior Vice President, Chief Financial Officer
	Lincoln National Income Fund, Inc.	Chief Financial Officer
	Lincoln National Convertible Securities Fund, Inc.	Chief Financial Officer
Ryan K. Brist Senior Vice President, Senior Portfolio Manager, Executive Vice President, Managing Director Co-Head Fixed Income	Delaware Investment Advisers Delaware Investments Family of Funds	Senior Vice President, Senior Portfolio Manager Executive Vice President, Managing Director, Chief Investment Officer and Co-Head Fixed Income
	Lincoln National Income Fund, Inc.	Vice President
	Delaware Lincoln Cash Management	Executive Vice President, Managing Director, Co-Head Fixed Income
Timothy G. Connors Senior Vice President, Chief Investment Officer-Value Investing	Delaware Management Business Trust Delaware Investments Family of Funds	Senior Vice President, Chief Investment Officer-Value Investing Senior Vice President, Chief Investment Officer-Value Investing
	Delaware Investment Advisers	Senior Vice President, Chief Investment Officer-Value Investing

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	Delaware Management Holdings, Inc.	Senior Vice President, Chief Investment Officer-Value Investing
	Lincoln National Investments Companies, Inc.	Senior Vice President, Chief Investment Officer-Value Investing
Nancy M. Crouse Senior Vice President, Senior Portfolio Manager	Delaware Investment Advisers Delaware Investments Family of Funds	Senior Vice President, Senior Portfolio Manager Senior Vice President, Senior Portfolio Manager
George E. Deming Senior Vice President, Senior Portfolio Manager	Delaware Investment Advisers Delaware Investments Family of Funds	Senior Vice President, Senior Portfolio Manager Senior Vice President, Senior Portfolio Manager
	Delaware International Advisers Ltd.	Director
John B. Fields Senior Vice President, Senior Portfolio Manager	Delaware Investment Advisers Delaware Investments Family of Funds	Senior Vice President, Senior Portfolio Manager Senior Vice President, Senior Portfolio Manager
	Delaware Management Business Trust	Trustee
John A. Heffern Senior Vice President, Portfolio Manager	Delaware Investment Advisers Delaware Investments Family of Funds	Senior Vice President, Portfolio Manager Senior Vice President, Senior Portfolio Manager
Susan L. Natalini Senior Vice President, Global Marketing & Client Services	Delaware Investment Advisers	Senior Vice President, Global Marketing & Client Services
Michael S. Morris Vice President, Portfolio Manager	Delaware Investment Advisers Delaware Investments Family of Funds	Vice President, Portfolio Manager Vice President, Senior Equity Analyst
John J. O'Connor Senior Vice President, Investment Accounting	Delaware Service Company, Inc. Delaware Investment Advisers	Senior Vice President, Investment Accounting Senior Vice President, Investment Accounting, Assistant Treasurer
	Delaware Investments Family of Funds	Senior Vice President, Treasurer
Timothy L. Rabe Senior Vice President, Senior Portfolio Manager	Delaware Investment Advisers Delaware Investments Family of Funds	Senior Vice President, Senior Portfolio Manager Senior Vice President, Senior Portfolio Manager

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Paul M. Ross Senior Vice President, Global Marketing & Client Services	Delaware Investment Advisers	Senior Vice President, Global Marketing & Client Services
James L. Shields Senior Vice President, Chief Information Officer	Delaware Investment Advisers Delaware Capital Management	Senior Vice President, Chief Information Officer Senior Vice President, Chief Information Officer
	Delaware Service Company, Inc.	Senior Vice President, Chief Information Officer
	Retirement Financial Services, Inc.	Senior Vice President, Chief Information Officer
	Delaware Distributors, L.P.	Senior Vice President, Chief Information Officer
Ward W. Tatge Senior Vice President, Director of Fixed Income Research	Delaware Investment Advisers Delaware Investment Family of Funds	Senior Vice President, Director of Fixed Income Research Senior Vice President, Director of Fixed Income Research
Gary T. Abrams Vice President, Equity Trader	Delaware Investment Advisers	Vice President, Equity Trader
Christopher S. Adams Vice President, Portfolio Manager, Senior Equity Analyst	Delaware Investment Advisers Delaware Investments Family of Funds	Vice President, Senior Equity Analyst I Vice President, Portfolio Manager, Senior Equity Analyst
Damon J. Andres Vice President, Senior Fixed Income Portfolio Manager I	Delaware Investment Advisers Delaware Investments Family of Funds	Vice President, Portfolio Manager Vice President, Senior Portfolio Manager
	Lincoln National Convertible Securities Fund, Inc.	Vice President
Joseph R. Baxter Vice President, Portfolio Manager	Delaware Investment Advisers Delaware Investments Family of Funds	Vice President, Portfolio Manager Senior Vice President, Head of Municipal Bond Investments
Richard E. Biester Vice President, Equity Trader	Delaware Investment Advisers	Vice President, Equity Trader
Vincent A. Brancaccio Vice President, Senior Equity Trader	Delaware Investment Advisers	Vice President, Senior Equity Trader

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Michael P. Buckley Vice President, Portfolio Manager, Director of Municipal Research	Delaware Investment Advisers Delaware Investments Family of Funds	Vice President, Portfolio Manager, Director of Municipal Research Vice President, Portfolio Manager, Senior Municipal Bond Analyst
MaryEllen M. Carrozza Vice President, Client Services	Delaware Investment Advisers Delaware General Management, Inc.	Vice President, Client Services Vice President, Client Services
	Delaware Investments Family of Funds	Vice President, Client Services
Stephen R. Cianci Senior Vice President, Senior Portfolio Manager	Delaware Investment Advisers Delaware Investments Family of Funds	Senior Vice President, Senior Portfolio Manager Senior Vice President, Senior Portfolio Manager
	Delaware Capital Management	Vice President, Portfolio Manager
Joseph F. DeMichele Vice President, High Grade Trading	Delaware Investment Advisers	Vice President, Senior High Grade Trading
Phoebe W. Figland Vice President, Investment Accounting	Delaware Service Company, Inc. Delaware Investments Family of Funds	Vice President, Investment Accounting Vice President, Investment Accounting
Joseph Fiorilla Vice President, Trading Operations	Delaware Investment Advisers	Vice President, Trading Operations
Charles E. Fish Vice President, Senior Equity Trader	Delaware Investment Advisers	Vice President, Senior Equity Trader
Clifford M. Fisher Vice President, Senior Bond Trader	Delaware Investment Advisers	Vice President, Senior Bond Trader
Denise A. Franchetti Vice President, Portfolio Manager, Municipal Bond Credit Analyst	Delaware Investment Advisers Delaware Investments Family of Funds	Vice President, Portfolio Manager, Municipal Bond Credit Analyst Vice President, Portfolio Manager, Municipal Bond Credit Analyst
Brian Funk Vice President, High Yield Analyst	Delaware Investment Advisers Delaware Investments Family of Funds	Vice President, High Yield Analyst Vice President, High Yield Analyst

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
James A. Furgele Vice President, Investment Accounting	Delaware Investment Advisers Delaware Service Company, Inc.	Vice President, Investment Accounting Vice President, Investment Accounting
	Delaware Investments Family of Funds	Vice President, Investment Accounting
Brent C. Garrells Vice President, High Yield Analyst	Delaware Investment Advisers Delaware Investments Family of Funds	Vice President, High Yield Analyst Vice President, High Yield Analyst
Stuart M. George Vice President, Equity Trader	Delaware Investment Advisers	Vice President, Equity Trader
Robert E. Ginsberg Vice President, Porfolio Manager, Senior Equity Analyst	Delaware Investment Advisers Delaware Investments Family of Funds	Vice President, Portfolio Manager, Senior Equity Analyst Vice President, Portfolio Manager, Senior Equity Analyst
Barry Gladstein Vice President, Portfolio Analyst	Delaware Investment Advisers Delaware Capital Management Delaware Investments Family of Funds	Vice President, Portfolio Analyst Vice President, Equity Analyst Vice President, Equity Analyst
Paul Grillo Vice President, Senior Portfolio Manager	Delaware Investment Advisers Delaware Capital Management	Vice President, Senior Portfolio Manager Vice President, Portfolio Manager
	Delaware Investments Family of Funds	Vice President, Senior Portfolio Manager
Brian T. Hannon Vice President, Equity Analyst	Delaware Investment Advisers Delaware Investments Family of Funds	Vice President, Equity Analyst Vice President, Senior Portfolio Manager
Jonathan Hatcher Senior Vice President, Senior Fixed Income Analyst III, Senior High Yield Analyst	Delaware Investment Advisers Delaware Investments Family of Funds	Senior Vice President, Senior Fixed Income Analyst III, Senior High Yield Analyst Senior Vice President, Senior Reserve Analyst
Jeffrey W. Hynoski Vice President, Portfolio Manager	Delaware Investment Advisers Delaware Investments Family of Funds	Vice President, Portfolio Manager Vice President, Portfolio Manager
Cynthia Isom Vice President, Portfolio Manager	Delaware Investment Advisers Delaware Investments Family of Funds	Vice President, Portfolio Manager Vice President, Portfolio Manager

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Steven T. Lampe Vice President, Portfolio Manager	Delaware Investment Advisers Delaware Capital Management Delaware Investments Family of Funds	Vice President, Portfolio Manager Vice President, Portfolio Manager Vice President, Portfolio Manager
Andrew M. McCullagh, Jr. Vice President, Senior Portfolio Manager	Delaware Investment Advisers Delaware Investments Family of Funds	Vice President, Senior Portfolio Manager Vice President, Senior Portfolio Manager
Francis X. Morris Director-Fundamental Research, Senior Portfolio Manager	Delaware Investment Advisers Delaware General Management, Inc.	Senior Vice President, Senior Portfolio Manager Vice President, Senior Portfolio Manager
	Delaware Investments Family of Funds	Senior Vice President, Senior Portfolio Manager
	Delaware Capital Management	Vice President, Senior Equity Analyst
John R. Murray Vice President, Senior Equity Analyst	—	—
Philip O. Obazee Vice President, Derivatives Manager	Delaware Investment Advisers Delaware Investments Family of Funds	Vice President, Derivatives Manager Vice President, Derivatives Manager
Kevin C. Schildt Vice President, Senior Municipal Credit Analyst	Delaware Investment Advisers Delaware Investments Family of Funds	Vice President, Senior Municipal Credit Analyst Vice President, Senior Research Analyst
Brenda L. Sprigman Vice President, Business Manager-Fixed Income	Delaware Investment Advisers	Vice President, Business Manager-Fixed Income
Matthew J. Stephens Vice President, Senior High Grade Analyst	Delaware Investment Advisers Delaware Investments Family of Funds	Vice President, Senior High Grade Analyst Vice President, Senior High Grade Analyst
Michael T. Taggart Vice President, Facilities & Administrative Services	Delaware Investment Advisers Delaware Service Company, Inc.	Vice President, Facilities & Administrative Services Vice President, Facilities & Administrative Services
	Delaware Distributors, L.P.	Vice President, Facilities & Administrative Services
	Delaware Distributors, Inc.	Vice President, Facilities & Administrative Services

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Laura Wagner Vice President, Investment Accounting	Delaware Service Company, Inc. Delaware Investments Family of Funds	Vice President, Investment Accounting Vice President, Investment Accounting
Chris Welker Vice President, Senior High Grade Trader	Delaware Investment Advisers	Vice President, Senior High Grade Trader
James J. Wright Vice President, Senior Equity Analyst	Delaware Investment Advisers Delaware Investments Family of Funds	Vice President, Senior Equity Analyst Vice President, Senior Equity Analyst
See Yeng Quek Executive Vice President, Managing Director, Chief Investment Officer– Fixed Income	Delaware Investment Advisers Delaware Lincoln Cash Management	Executive Vice President, Managing Director, Chief Investment Officer–Fixed Income Executive Vice President, Managing Director, Chief Investment Officer–Fixed Income
	Delaware Investments Family of Funds	Executive Vice President, Managing Director, Chief Investment Officer–Fixed Income
	Delaware Management Holdings, Inc.	Executive Vice President, Managing Director, Chief Investment Officer–Fixed Income, Director, Trustee
	Delaware Management Business Trust	Executive Vice President, Managing Director, Chief Investment Officer–Fixed Income, Director, Trustee
	Lincoln National Investment Companies, Inc.	Executive Vice President, Managing Director, Chief Investment Officer–Fixed Income, Director, Trustee
	DMH Corp.	Director, Trustee
	Delaware Investments U.S., Inc.	Director, Trustee
	Delaware Management Company, Inc.	Director, Trustee
	Delaware Service Company, Inc.	Director, Trustee
	HYPPCO Finance Company Ltd.	Director, Trustee

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Carolyn McIntyre Senior Vice President, Human Resources	Delaware Investment Advisers Delaware Capital Management	Senior Vice President, Human Resources Senior Vice President, Human Resources
	Delaware Lincoln Cash Management	Senior Vice President, Human Resources
	Delaware Management Holdings, Inc.	Senior Vice President, Human Resources
	DMH Corp.	Senior Vice President, Human Resources
	Delaware General Management, Inc.	Senior Vice President, Human Resources
	Delaware Management Business Trust	Senior Vice President, Human Resources
	Lincoln National Investment Companies, Inc.	Senior Vice President, Human Resources
Philip R. Perkins Senior Vice President, Senior Portfolio Manager	Delaware Investment Advisers	Senior Vice President, Senior Portfolio Manager
Renee E. Anderson Vice President, Portfolio Manager, Senior Equity Analyst II	Delaware Investments Family of Funds	Vice President, Portfolio Manager, Senior Equity Analyst II
Kenneth R. Jackson Vice President, Equity Analyst	Delaware Investment Advisers Delaware Investments Family of Funds	Vice President, Equity Analyst Vice President, Equity Analyst
Donald G. Padilla Vice President, Equity Analyst II	Delaware Investments Advisers Delaware Investments Family of Funds	Vice President, Equity Analyst II Vice President, Equity Analyst II
Robert J. DiBraccio Senior Vice President, Head of Equity Trading	Delaware Investment Advisers Delaware Capital Management	Senior Vice President, Head of Equity Trading Senior Vice President, Head of Equity Trading
Daniel V. Geatens Vice President, Investment Accounting	Delaware Service Company, Inc. Delaware Investments Family of Funds	Vice President, Investment Accounting Vice President, Investment Accounting
Matthew Todorow Vice President, Portfolio Manager	Delaware Investment Advisors Delaware Investments Family of Funds	Vice President, Portfolio Manager Vice President, Portfolio Manager
Lori P. Wachs Vice President, Portfolio Manager	Delaware Investment Advisors Delaware Investments Family of Funds	Vice President, Portfolio Manager Vice President, Portfolio Manager

Emerging Markets Management, L.L.C.

Emerging Markets Management, L.L.C. ("EMM") is a sub-adviser for the Registrant's Emerging Markets Equity Fund. The principal business address of EMM is 1001 Nineteenth Street North, 17th Floor, Arlington, Virginia 22209-1722. EMM is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Antoine W. van Agtmael Managing Director, President, Chief Investment Officer and Chairman of the Investment Committee	Emerging Markets Investors Corporation The Emerging Markets Strategic Fund	Managing Director, President, Chief Investment Officer and Chairman of the Investment Committee Director
	The Africa Emerging Markets Fund	Director
	Strategic Investment Management, L.P.	Director
	Strategic Investment Management International, L.P.	Director
	Strategic Investment Partners, Inc.	Director
Michael A. Duffy Managing Director, Secretary/Treasurer and member of the Investment Committee	Emerging Markets Investors Corporation The Latin America Small Capitalization Fund	Managing Director, Secretary/Treasurer and member of the Investment Committee Director
	Strategic Investment Management, L.P.	Managing Director, Secretary/Treasurer and member of the Investment Committee
	Strategic Investment Management International, L.P.	Managing Director, Secretary/Treasurer and member of the Investment Committee
	Strategic Investment Partners, Inc. (SIP)	Managing Director, Secretary/Treasurer and member of the Investment Committee
Felicia J. Morrow Managing Director, Lead Portfolio Manager, Chief Operating Officer and member of the Investment Committee	Emerging Markets Investors Corporation Emerging Markets Management Company (Ireland) Limited	Managing Director and member of the Investment Committee Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Hilda M. Ochoa-Brillembourg Director	Emerging Markets Investors Corporation	Director
	Strategic Investment Management, L.P. (SIM)	President, Director and a member of the Investment Committee
	Strategic Investment Management International, L.P. (SIMI)	President, Director and a member of the Investment Committee
	Strategic Investment Partners, Inc. (SIP)	President, Director and a member of the Investment Committee
	Rockefeller Family Fund	Member of the Investment and Finance Committees
	General Mills	Member of the Board of Directors
	The World Bank/IMF Credit Union	Member of the Board of Directors
	Harvard Management Company	Member of the Board of Directors
	McGraw-Hill Companies	Member of the Board of Directors
Mary C. Choksi Managing Director and Director	Emerging Markets Investors Corporation The Emerging Markets Country Series Fund—The Value Fifty Portfolio	Managing Director, Director Director
	EMSAF Mauritis	Managing Director, Director and member of the Investment Committee
	Strategic Investment Management, L.P.	Managing Director, Director and member of the Investment Committee
	Strategic Investment Management International, L.P.	Managing Director, Director and member of the Investment Committee
	Strategic Investment Partners, Inc.	Managing Director, Director and member of the Investment Committee
	H.J. Heinz Company	Member of the Board of Directors
Carol A. Grefenstette Managing Director	Emerging Markets Investors Corporation	Managing Director and Director
	Strategic Investment Management, L.P.	Managing Director
	Strategic Investment Management International, L.P.	Managing Director
	Strategic Investment Partners, Inc.	Managing Director and Director

Enhanced Investment Technologies, LLC

Enhanced Investment Technologies, LLC ("INTECH") is a sub-adviser for the Registrant's Large Cap Diversified, Large Cap and Large Cap Disciplined Equity Funds. The principal business address of INTECH is 2401 P.G.A. Boulevard, Suite 100, Palm Beach Gardens, Florida 33410. INTECH is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
E. Robert Fernholz Ph.D. Executive Vice President and Chief Investment Officer	Enhanced Investment Technologies, LLC (fka Enhanced Investment Technologies, Inc.)	Director, Executive Vice President and Chief Investment Officer
Robert A. Garvy Chairman, President and CEO	Enhanced Investment Technologies, LLC (fka Enhanced Investment Technologies, Inc.)	Director, President and Chief Executive Officer
David E. Hurley Executive Vice President and Chief Operating Officer	Enhanced Investment Technologies, LLC (fka Enhanced Investment Technologies, Inc.)	Chief Operating Officer and Executive Vice President

Fischer Francis Trees & Watts, Inc. and its affiliates

Fischer Francis Trees & Watts, Inc. and three of its affiliates, Fischer Francis Trees & Watts, a corporate partnership organized under the laws of the United Kingdom, Fischer Francis Trees & Watts (Singapore) Pte Ltd, a Singapore corporation, and Fischer Francis Trees & Watts Kabushiki Kaisha, a Japanese corporation (collectively referred to as "FFTW") is a sub-adviser for the Registrant's International Fixed Income Fund. The principal business address of FFTW is 200 Park Avenue, 46th Floor, New York, New York 10166. FFTW is a registered investment adviser under the Advisers Act.

Sub-Adviser — Fischer Francis Trees & Watts, Inc.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Adnan Akant Director	Charter Atlantic Corporation	Director
Stephen Casper Chief Executive Officer and Director	Charter Atlantic Corporation FFTW Diversified Alpha Fund Ltd	Chief Operating Officer, Director Director
	FFTW Funds Inc.	President, Chief Executive Officer and Director
	FFTW Global Credit Fund SPC	Director
	FFTW Global Debt Fund plc	Director
	FFTW Mortgage Total Return Fund plc	Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	Fischer Francis Trees & Watts	Chief Executive Officer and Director
	Fischer Francis Trees & Watts Ltd.	Director
	Fischer Francis Trees & Watts (Singapore) Pte Ltd	Director
	MarketAxess Holdings Inc.	Director
	The Depository Trust & Clearing Corporation	Director
	The Depository Trust Company	Director
	The Emerging Markets Clearing Corporation	Director
	The Fixed Income Clearing Corporation	Director
	The National Securities Clearing Corporation	Director
O. John Olcay Director	Charter Atlantic Corporation	Director
	FFTW Funds Selection	Chairman of the Board of Directors
	FFTW Funds Selection II	Chairman of the Board of Directors
	FFTW Global Debt Fund plc	Chairman of the Board of Directors
	FFTW Mortgage Total Return Fund plc	Chairman of the Board of Directors
	Fischer Francis Trees & Watts (Singapore) Pte Ltd	Chairman of the Board of Directors
	Fischer Francis Trees & Watts KK	Chairman of the Board of Directors
Vivien Levy-Garboua Director	BNP Paribas (Luxembourg) S.A. BNP Paribas (Suisse) S.A.	President Administrateur
	BNP Paribas (UK)	President
	BNP Paribas Asset Management Group	Member of the Executive Committee and Head of Asset Management Services
	BNP Paribas Immobilier	Representant Cimoxi, Administrateur
	BNP Paribas Private Bank, Paris	President
	BNP Paribas Securities Services	Vice President du Conseil de Surveillance
	CARDIF	Representant permanent BNP Paribas
	Charter Atlantic Corporation	Director
	COFICEM	Membre du Conseil d'Administration

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	KLEPIERRE	President du Conseil de Surveillance
	Meunier Promotion	President du Conseil de Surveillance
	NATIO VIE	Vice President du Conseil de Surveillance
	OGDI	President du Conseil d'Administration
	Presses Universitaries de France	Membre du Conseil de Surveillance
	SEGECE	Representant permanent BNP Paribas
	U.E.B (Switzerland) Geneve	President
Gilles de Vaugrigneuse Director	Charter Atlantic Corporation BNP Paribas Asset Management Group	Director Chairman and Chief Executive Officer
	BNP ACTION PEA EURO	Administrateur
	NATO VIE	Administrateur
	BNP Paribas Luxembourg	Administrateur
	PARVEST	Administrateur
Stephen C. Francis Director	Charter Atlantic Corporation Institute of International Education	Director Trustee
Simon Hard Director	Charter Atlantic Corporation Fischer Francis Trees & Watts KK	Director Director
Robin S. Meister Chief Legal and Risk Officer, Secretary of the Board of Directors, Chief Compliance Officer	Charter Atlantic Corporation Fischer Francis Trees & Watts	Chief Legal and Risk Officer, Chief Compliance Officer, Secretary of the Board of Directors Chief Risk Officer and Secretary
	Fischer Francis Trees & Watts KK	Chief Risk Officer
	Fischer Francis Trees & Watts (Singapore) Pte Ltd	Chief Risk Officer and Director
	FFTW Diversified Alpha Fund Ltd.	Assistant Secretary
	FFTW Funds Inc.	Chief Legal Officer and Secretary
	FFTW Funds Selection	Director
	FFTW Funds Selection II	Director
John H. Watts Chairman of the Board of Directors	Charter Atlantic Corporation BNP Paribas Asset Management	Chairman of the Board of Directors Director
	Brooklyn Bridge Development Corporation	Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company

	The League of Conservation Voters	Director
	Robert College of Istanbul	Director
	Eagles Nest Ranch	President
	Friends of Governor's Island	Director
	South Lano Farms Ltd.	Limited Partner
Cathleen McQuillen Chief Financial Officer	Charter Atlantic Corporation Fischer Francis Trees & Watts	Chief Financial Officer Chief Financial Officer
	Fischer Francis Trees & Watts KK	Statutory Auditor
	Fischer Francis Trees & Watts (Singapore) Pte Ltd	Director
Stewart Russell Co-Chief Investment Officer and Director	Charter Atlantic Corporation Fischer Francis Trees & Watts BlueCrest Funds	Co-Chief Investment Officer Co-Chief Investment Officer Director
Richard Williams Co-Chief Investment	Charter Atlantic Corporation Fischer Francis Trees & Watts	Co-Chief Investment Officer Co-Chief Investment Officer Officer

Sub-Adviser — Fischer Francis Trees & Watts

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Stephen Casper Chief Executive Officer	Charter Atlantic Corporation	Chief Executive Officer, Director
	FFTW Diversified Alpha Fund Ltd	Director
	FFTW Funds Inc.	President, Chief Executive Officer and Director
	FFTW Global Credit Fund SPC	Director
	FFTW Global Debt Fund plc	Director
	FFTW Mortgage Total Return Fund plc	Director
	Fischer Francis Trees & Watts Inc.	Chief Operating Officer, Director
	Fischer Francis Trees & Watts Ltd.	Director
	Fischer Francis Trees & Watts (Singapore) Pte Ltd	Director
	MarketAxess Holdings Inc.	Director
	The Depository Trust & Clearing Corporation	Director
	The Depository Trust Company	Director
	The Emerging Markets Clearing Corporation	Director
	The Fixed Income Clearing Corporation	Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	The National Securities Clearing Corporation	Director
Robin S. Meister Chief Financial Officer	Charter Atlantic Corporation	Chief Legal and Risk Officer, Chief Compliance Officer, Secretary of the Board of Directors
	Fischer Francis Trees & Watts Inc.	Chief Risk Officer, Secretary of the Board of Directors
	Fischer Francis Trees & Watts KK	Chief Risk Officer
	Fischer Francis Trees & Watts (Singapore) Pte Ltd	Chief Risk Officer and Director
	Fischer Francis Trees & Watts Ltd.	Secretary
	FFTW Funds Selection	Director
	FFTW Funds Selection II	Director
	FFTW Diversified Alpha Fund Ltd.	Assistant Secretary
	FFTW Funds Inc.	Chief Legal Officer, Secretary
Cathleen McQuillen Chief Financial Officer	Charter Atlantic Corporation Fischer Francis Trees & Watts Inc.	Chief Financial Officer Chief Financial Officer
	Fischer Francis Trees & Watts KK	Statutory Auditor
	Fischer Francis Trees & Watts (Singapore) Pte Ltd	Director
Stewart Russell Co-Chief Investment Officer	Charter Atlantic Corporation Fischer Francis Trees & Watts Inc.	Co-Chief Investment Officer Co-Chief Investment Officer
	BlueCrest Funds	Director
Richard Williams Co-Chief Investment Officer	Charter Atlantic Corporation Fischer Francis Trees & Watts Inc.	Co-Chief Investment Officer Co-Chief Investment Officer

Sub-Adviser — Fischer Francis Trees & Watts (Singapore) Pte Ltd

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Stephen P. Casper Director	Charter Atlantic Corporation FFTW Diversified Alpha Fund Ltd	Chief Operating Officer, Director Director
	FFTW Funds Inc.	President, Chief Executive Officer, Director
	FFTW Global Credit Fund SPC	Director
	FFTW Global Debt Fund plc	Director
	FFTW Mortgage Total Return Fund plc	Director
	Fischer Francis Trees & Watts	Chief Executive Officer
	Fischer Francis Trees & Watts Inc.	Chief Executive Officer, Director
	Fischer Francis Trees & Watts Ltd.	Director
	MarketAxess Holdings Inc.	Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company

	The Depository Trust & Clearing Corporation	Director
	The Depository Trust Company	Director
	The Emerging Markets Clearing Corporation	Director
	The Fixed Income Clearing Corporation	Director
	The National Securities Clearing Corporation	Director
Roy Wei-Chien Diao Director	—	—
Robin S. Meister Chief Compliance Officer, Director	Charter Atlantic Corporation	Chief Legal and Risk Officer, Secretary of the Board of Directors
	Fischer Francis Trees & Watts	Chief Risk Officer and Secretary
	Fischer Francis Trees & Watts Inc.	Chief Legal and Risk Officer, Chief Compliance Officer, Secretary of the Board of Directors
	Fischer Francis Trees & Watts KK	Chief Risk Officer
	Fischer Francis Trees & Watts	Secretary and Chief Compliance Officer
	Fischer Francis Trees & Watts Ltd.	Secretary
	FFTW Funds Selection	Director
	FFTW Funds Selection II	Director
	FFTW Diversified Alpha Fund Ltd.	Assistant Secretary
	FFTW Funds Inc.	Chief Legal Officer, Secretary
O. John Olcay Chairman of the Board of Directors	Charter Atlantic Corporation FFTW Funds Selection	Director Chairman of the Board of Directors
	FFTW Funds Selection II	Chairman of the Board of Directors
	FFTW Global Debt Fund plc	Chairman of the Board of Directors
	FFTW Mortgage Total Return Fund plc	Chairman of the Board of Directors
	Fischer Francis Trees & Watts Inc.	Director
	Fischer Francis Trees & Watts KK	Chairman of the Board of Directors

Sub-Adviser — Fischer Francis Trees & Watts Kabushiki Kaisha

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Simon Hard Director	Charter Atlantic Corporation Fischer Francis Trees & Watts Inc.	Director Director
Hidekazu Higuchi Director	—	—
Ken Katayama President, Director	—	—
Cathleen McQuillen Statutory Auditor	Charter Atlantic Corporation Fischer Francis Trees & Watts	Chief Financial Officer Chief Financial Officer
	Fischer Francis Trees & Watts Inc.	Chief Financial Officer
	Fischer Francis Trees & Watts (Singapore) Pte Ltd.	Director
Robin S. Meister Chief Compliance Officer and Director	Charter Atlantic Corporation	Chief Legal and Risk Officer, Chief Compliance Officer, Secretary of the Board of Directors
	Fischer Francis Trees & Watts	Chief Compliance Officer and Secretary
	Fischer Francis Trees & Watts Inc.	Chief Legal and Risk Officer, Chief Compliance Officer, Secretary of the Board of Directors
	Fischer Francis Trees & Watts Ltd.	Secretary
	Fischer Francis Trees & Watts (Singapore) Pte Ltd	Chief Compliance Officer, Director
	FFTW Diversified Alpha Fund Ltd.	Assistant Secretary
	FFTW Funds Inc.	Chief Legal Officer, Secretary
	FFTW Funds Selection	Director
	FFTW Funds Selection II	Director
O. John Olcay Chairman of the Board of Directors	Charter Atlantic Corporation FFTW Funds Inc.	Director Chairman of the Board of Directors
	FFTW Funds Selection	Chairman of the Board of Directors
	FFTW Funds Selection II	Chairman of the Board of Directors
	FFTW Global Debt Fund plc	Chairman of the Board of Directors
	FFTW Mortgage Total Return Fund plc	Chairman of the Board of Directors

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	Fischer Francis Trees & Watts Inc.	Director
	Fischer Francis Trees & Watts (Singapore) Pte Ltd.	Chairman of the Board of Directors

Fuller & Thaler Asset Management, Inc.

Fuller & Thaler Asset Management, Inc. ("Fuller & Thaler") is a sub-adviser for the Registrant's International Equity and World Equity Ex-US Funds. The principal business address of Fuller & Thaler is is 411 Borel Avenue, Suite 402, San Mateo, California 94420. Fuller & Thaler is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Daniel Kahneman, Director	Princeton University, Department of Psychology, Green Hall, Princeton, NJ 08544	Eugene Higgins Professor of Psychology
Richard Thaler, Director and Principal	The University of Chicago Graduate School of Business, 5807 South Woodlawn Avenue, Chicago, Illinois 60637	Robert P. Gwinn Professor of Behavioral Science and Economics

Goldman Sachs Asset Management, L.P.

Goldman Sachs Asset Management, L.P. ("GSAM") is a sub-adviser for the Registrant's Large Cap Fund. The principal business address of GSAM is 32 Old Slip, New York, New York 10005. GSAM is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Henry M. Paulson, Jr. Managing Director	The Goldman Sachs Group, Inc.	Chairman, Chief Executive Officer and Director
	Goldman, Sachs & Co.	Managing Director
Robert J. Hurst Managing Director	The Goldman Sachs Group, Inc. Goldman, Sachs & Co.	Vice Chairman and Director Managing Director
Lloyd C. Blankfein Managing Director	The Goldman Sachs Group, Inc. Goldman, Sachs & Co.	President, Chief Operating Officer and Director Managing Director

ING Investment Management Co.

ING Investment Management Co. ("ING"), which comprises businesses formerly conducted by ING Ghent Asset Management LLC, is a sub-adviser for the Registrant's Emerging Markets Debt, Core Fixed Income and High Yield Bond Funds. The principal business address of ING is 230 Park Avenue, 13th Floor, New York, New York 10169. ING is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Robert W. Crispin Chairman	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Kenneth J. Monaghan Senior Vice President, Portfolio Manager	—	—
Paul H. Ross Senior Vice President, Portfolio Manager	—	—
J. Paul Gillin Senior Vice President, Portfolio Manager	—	—
Geert Dhont Senior Vice President, Portfolio Manager	—	—
Timothy R. Dawling Senior Vice President, Portfolio Manager
Robert D. Farnham Senior Vice President, Director of Research	—	—
Gerald T. Lins General Counsel	—	—
Cindy Palmer Chief Administrative Officer	—	—

Integrity Asset Management, LLC

Integrity Asset Management, LLC ("Integrity") is a sub-adviser for the Registrant's Small/Mid Cap Equity and Small Cap Funds. The principal business address of Integrity is 9900 Corporate Campus Drive, Suite 3000, Louisville, Kentucky 40223. Integrity is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Matthew G. Bevin Chief Executive Officer & Principal	INVESCO-National Asset Management	(2001 – 2002) Director of Product Management
Daniel G. Bandi CFA, Chief Investment Officer, Value Equities & Principal	National City Investment Management, Co.	(1998 – 2003) Managing Director of Equity Investment
Daniel J. DeMonica CFA, Senior Portfolio Manager & Principal	National City Investment Management, Co.	(2001 – 2003) Portfolio Manager
Adam I. Friedman Senior Portfolio Manager & Principal	National City Investment Management, Co.	(1998 – 2003) Senior Portfolio Manager

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
William H. McNett CFA, Senior Portfolio Manager & Principal	Turner Investments	(1999 – 2003) Principal/ Client Service

J.P Morgan Investment Management, Inc.

J. P. Morgan Investment Management, Inc. ("JPMIM") is a sub-adviser for the Registrant's High Yield Bond Fund. The principal business address of JPMIM is 522 Fifth Avenue, New York, New York, 10036. JPMIM is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Evelyn V. Guernsey President, Director, Managing Director	JPMorgan Investment Advisors Inc.	Chairperson, President and CEO
Clive Brown Director, Managing Director Head of International Business	—	—
George C.W. Gatch Director, Managing Director	J.P. Morgan Funds	CEO and President
Seth P. Bernstein Global Head of Fixed Income, Managing Director	—	—
Lawrence M. Unrein Head of Private Equity and Hedge Funds Director, Managing Director	—	—
Martin R. Porter Global Head of Equities, Managing Director	—	—
Andrew Spencer Chief Investment Officer of U.S. Retail Business, Managing Director	—	—
Anthony M. Roberts Head of Legal, Managing Director	—	—
Francis X. Curley Chief Compliance Officer, Managing Director	—	—

Lee Munder Investments, Ltd.

Lee Munder Investments, Ltd. ("LMIL") is a sub-adviser for the Registrant's Small/Mid Cap Equity and Small Cap Funds. The principal business address of LMIL is 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116. LMIL is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Lee Munder, Chairman
Kenneth Swan President & C.O.O.	—	—
Robert A. Smith Partner	Castanea Partners, Inc	Co-Founder and Managing Director
	The Neiman Marcus Group	Vice Chairman of the Board of Directors
Jonathan Stone Portfolio Manager	—	—
Nicholas Battelle Portfolio Manager	—	—
Terry Gardner CFO	—	—
Jeffrey Davis C.I.O.	Rockefeller & Co Berklee School of Music	C.I.O. Board of Trustees
	International House-NYC	Board of Trustees

Los Angeles Capital Management and Equity Research, Inc.

Los Angeles Capital Management and Equity Research, Inc. ("LA Capital") is a sub-adviser for the Registrant's Small Cap and Small/Mid Cap Equity Funds. The principal business address of LA Capital is 11150 Santa Monica Blvd., Suite 200, Los Angeles, CA 90025. LA Capital is a registered investment adviser under the Advisers Act.

LSV Asset Management

LSV Asset Management ("LSV") is a sub-adviser for the Registrant's Small/Mid Cap Equity, Small Cap and Large Cap Funds. The principal business address of LSV is 1 N. Wacker Drive, Chicago, Illinois 60606. LSV is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
SEI Funds, Inc. General Partner	—	—
Josef Lakonishok Partner, CEO, Portfolio Manager	University of Illinois	Professor of Finance

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Robert Vishny Partner, Portfolio Manager	University of Chicago	Professor of Finance
Menno Vermeulen, CFA Partner, Portfolio Manager,	—	—
Christopher J. LaCroix Partner, Managing Director of Business Development	—	—
Tremaine Atkinson Partner, Chief Operating Officer	—	—

Martingale Asset Management, L.P.

Martingale Asset Management, L.P. ("Martingale") is a sub-adviser for the Registrant's Small/Mid Cap Equity and Small Cap Funds. The principal business address of Martingale is 222 Berkeley Street, Boston, Massachusetts 02116. Martingale is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Martingale Asset Management Corporation (MAM) General Partner	Martingale Asset Management, L.P.	General Partner
Patricia J. O'Connor CFO, Executive Vice President, Limited Partner	MAM	Treasurer, Director, Shareholder
William Edward Jacques, CIO, Executive Vice President, Portfolio Manager, Limited Partner	MAM	Director, Shareholder
Alan J. Strassman Chairman, Limited Partner	MAM	Director, Chairman, Shareholder
Arnold Seton Wood President, Portfolio Manager, Limited Partner	MAM	Director, Shareholder
Douglas Evan Stark CFA, Investment Research, Portfolio Manager, Limited Partner	—	—
Samuel Nathans, CFA Portfolio Manager, Limited Partner	—	—
Thomas A. Cosmer CFA, Senior Vice President and Partner	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Jill G. Brogan Vice President and Partner	—	—
Guy A. Skaggs Senior Vice President and Partner	—	—
Elizabeth F. Davis Vice President and Partner	—	—
Jennifer Visco, CPA Vice President and Partner	—	—
James M. Eysenbach, CFA Senior Vice President	—	—
Ellen M. Kelly Senior Vice President and Partner	—	—

Mazama Capital Management, Inc.

Mazama Capital Management, Inc. ("Mazama") is a sub-adviser for the Registrant's Small Cap and Small/Mid Cap Equity Funds. The principal business address of Mazama is One SW Columbia Street, Suite 1500, Portland, Oregon 97258. Mazama is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Ronald Adair Sauer President, Chairman and Chief Investment Officer	—	—
Helen McDonald Degener Director and Strategic Advisor	The Mathes Company	VP and Portfolio Manager
Jill Ronne Collins Senior VP Marketing & Client Services	—	—
Brian Paul Alfrey Director, Executive Vice President and Chief Operating Officer	—	—
Stephen Charles Brink Senior Vice President, Director of Research	—	—

McKinley Capital Management, Inc.

McKinley Capital Management, Inc. ("McKinley Capital") is a sub-adviser for the Registrant's Small Cap, International Equity and World Equity Ex-US Funds. The principal business address of McKinley Capital is 3301 C Street, Suite 500, Anchorage, Alaska 99503. McKinley Capital is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Robert B. Gillam President, CIO	FAS Alaska, Inc. McKinley Offshore Management, Ltd.	Officer, Director Director
Diane M. Wilke Executive Vice President, COO	McKinley Offshore Management, Ltd. FAS Alaska, Inc.	Director Officer, Director
B. Thomas Willison Director	—	—
Tamara L. Leitis Assistant Vice President, HR Manager	—	—
Gregory O'Keefe CFO	—	—
Charles Weaver Director	—	—
Brian Stafford Director	—	—
Robert Storer Director	—	—

Metropolitan West Asset Management LLC

Metropolitan West Asset Management LLC ("MWAM") is a sub-adviser for the Registrant's Long Duration, Extended Duration, High Yield Bond and Core Fixed Income Funds. The principal business address of MWAM 11766 Wilshire Boulevard, Suite 1580, Los Angeles, California 90025. MWAM is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Scott Dubchansky Chief Executive Officer, Partner	Metropolitan West Funds	Chairman of the Board of Trustees, CEO, President
Tad Rivelle Chief Investment Officer, Partner, Managing Director	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Laird Landmann Portfolio Manager, Partner, Managing Director	—	—
David Lippman Portfolio Manager, Partner, Managing Director	Metropolitan West Funds	Trustee
Steve Kane Portfolio Manager, Partner, Managing Director	—	—
Chris Scibelli Director of Marketing, Partner, Managing Director	—	—
Patrick Moore Director of Client Services	—	—
Joseph Hattesohl Chief Financial Officer	Metropolitan West Funds	Treasurer, Chief Financial Officer
Cal Rivelle Chief Technology Officer	—	—
Richard Hollander Director	Metwest Financial	Chairman, Chief Executive Officer

Montag & Caldwell, Inc.

Montag & Caldwell, Inc. ("Montag & Caldwell") is a sub-adviser for the Registrant's Large Cap Fund. The principal business address of Montag & Caldwell is 3455 Peachtree Road, NE, Suite 1200, Atlanta, Georgia 30326-3248. Montag & Caldwell is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Ronald E. Canakaris, CFA CEO, President, Director and CIO	—	—
Albertus Petrus Schouws Director	ABN AMRO Asset Management Holding, NV	Global Chief Financial Officer
Huibert Boumeester Director	ABN AMRO Asset Management Holding, NV	Chairman, CEO
Solon P. Patterson, CFA Chairman, Director	—	—
William A. Vogel, CFA Executive Vice President, Director	—	—

Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Inc. ("MSIM Inc.") is a sub-adviser for the Registrant's International Equity Fund. MSIM Inc. delegates certain investment advisory responsibilities to its affiliate, Morgan Stanley Investment Management Limited ("MSIM Limited"). The principal business address of MSIM Inc. is 1221 Avenue of the Americas, New York, NY 10020. The principal business address of MSIM Limited is 25 Cabot Square, Canary Wharf, London E14 4QA United Kingdom. MSIM Inc. and MSIM Limited are investment advisers registered under the Advisers Act.

Sub-Adviser: Morgan Stanley Investment Management Inc.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Mitchell M. Merin President, Chief Operating Officer and Director	Morgan Stanley Investment Advisors Inc. Morgan Stanley Distributors Inc. Morgan Stanley Trust	President, Chief Executive Officer, Director Chairman and Director Chairman and Director
	Morgan Stanley Services Company Inc.	President, Chief Executive Officer and Director
	Morgan Stanley Institutional Funds	President
	Morgan Stanley Retail Funds	President
	Various Morgan Stanley Subsidiaries	Director
	Van Kampen Closed-End Funds	Trustee and President
	Van Kampen Open-End Funds	Trustee and President
Ronald E. Robison Principal Executive Officer of Funds in the Fund Complex	Morgan Stanley Distributors Inc. Morgan Stanley & Co. Incorporated Morgan Stanley Investment Advisers Inc.	Managing Director, Director Managing Director Managing Director, Chief Administrative Officer, Director
	Morgan Stanley Services Company Inc.	Managing Director, Chief Administrative Officer, Director
	Morgan Stanley Trust	Director
	Morgan Stanley Retail Funds	Executive Vice President and Principal Executive Officer
	Morgan Stanley Institutional Funds	Executive Vice President and Principal Executive Officer
	Morgan Stanley SICAV	Director
Alexander C. Frank Treasurer, Managing Director	Morgan Stanley	Global Treasurer
Joseph J. McAlinden Managing Director, Chief Investment Officer	Morgan Stanley Investment Advisers Inc. Van Kampen Funds	Managing Director and Chief Investment Officer Chief Investment Officer

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	Morgan Stanley Institutional Funds	Vice President
	Morgan Stanley Retail Funds	Vice President
Rajesh K. Gupta Managing Director and Chief Administrative Officer—Investments	Morgan Stanley Investment Advisors Inc.	Managing Director and Chief Administrative Officer—Investments
Barry Fink General Counsel, Managing Director	Morgan Stanley Investment Advisors Inc.	Managing Director, Secretary, Director and previously Vice President and Assistant General Counsel
	Morgan Stanley Services Company Inc.	Managing Director, Secretary, Director and previously Vice President and Assistant General Counsel
	Morgan Stanley Retail Funds	Vice President and previously Secretary and General Counsel
	Morgan Stanley Institutional Funds	Vice President
	Morgan Stanley DW Inc.	Assistant Secretary
	Morgan Stanley Distributors Inc.	Managing Director, Secretary and Director
Carsten Otto Executive Director and U.S. Director of Compliance	Morgan Stanley Investment Advisors Inc.	Executive Director

Sub-Adviser: Morgan Stanley Investment Management Limited

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Andrew Onslow Director	—	—
Peter Wright Director	—	—
James David Germany Director	—	—
Stephano Russo Director	—	—
Michael Green Director	—	—
Graham Stone Chief Compliance Officer	—	—

Nomura Corporate Research and Asset Management Inc.

Nomura Corporate Research and Asset Management Inc. ("Nomura") is a sub-adviser for the Registrant's High Yield Bond Fund. The principal business address of Nomura is Two World Financial Center, Building B, 25th Floor, New York, New York 10281-1198. Nomura is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Robert Levine President, CEO and Board Member	Nomura Holding America, Inc.	Executive Managing Director
Joseph Redmond Schmuckler Co-Chairman of the Board	Nomura Securities International, Inc.	President, Chief Operating Officer
David Mair Findlay Executive Managing Director, Board Member, Chief Legal Officer	Nomura Holding America, Inc. Nomura Securities International, Inc.	Chief Legal Officer, Board Member, Executive Managing Director Chief Legal Officer, Board Member, Executive Managing Director
Hideyuki Takahashi Co-Chairman of the Board	Nomura Securities International, Inc.	Board Member, Chief Executive Officer
David Crall Managing Director	—	—
Stephen Kotsen Director	—	—

Quantitative Management Associates LLC

Quantitative Management Associates LLC ("QMA") is a sub-adviser for the Registrant's International Equity, World Equity Ex-US, Large Cap Disciplined Equity, Large Cap Diversified Alpha and Large Cap Funds. The principal business address of QMA is Gateway Center 2, McCarter Highway & Market Street, Newark, New Jersey 07102. QMA is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Ronald K. Andrews Manager	Jennison Associates LLC Prudential Investments LLC	Director Senior Vice President
	American Skandia Investment Services, Incorporated	Senior Vice President
	American Skandia Advisory Services, Inc.	Senior Vice President
Dennis Kass Manager and Chairman	Jennison Associates LLC Prudential Trust Company	Chairman & CEO Director
	Prudential Investment Management, Inc	Director and Vice President

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company

Timothy J. Knierim Manager	Jennison Associates LLC PIM Warehouse, Inc.	Director Assistant Secretary
	Prumerica Financial Asia Limited	Corporate Secretary
	Prudential Latin American Investments, Ltd.	Secretary
	Residential Information Services, Inc.	Vice President and Secretary
	The Prudential Insurance Company of America	Assistant Secretary
	Prudential Investment Management, Inc.	Vice President and Assistant Secretary
Kenneth Moore Manager, Vice President and Chief Financial Officer	The Prudential Insurance Company of America Prudential Investment Management, Inc.	Vice President Vice President
	Jennison Associates LLC	Senior Vice President and Treasurer
	JP Morgan Fleming Investment Management US	Vice President and Chief Financial Officer
James H. Scott Manager and President	PTC Services, Inc. Prudential Trust Company	Director Director
	The Prudential Insurance Company of America	Vice President
	Pramerica Asset Management, Inc.	Director and Senior Vice President
	Prudential Investment Management, Inc.	Vice President and Managing Director
Margaret S. Stumpp Manager, Vice President and Chief Investment Officer	Prudential Trust Company The Prudential Insurance Company of America Pramerica Asset Management, Inc.	Vice President Vice President Senior Vice President
	Prudential Investment Management, Inc.	Vice President
Bernard B. Winograd Manager	Jennison Associates LLC PIC Holdings Limited	Director Chairman and Director
	PIM Foreign Investments, Inc.	President
	PIM Warehouse, Inc.	Chairman and Director
	Prudential Investment Management Services LLC	Executive Vice President
	Prudential Asset Management Holding Company	Director and Vice President

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	The Prudential Insurance Company of America	Vice President
	Prudential Investment Management, Inc.	Director and President & CEO
	PIM Investments, Inc.	Director and President

Record Currency Management Limited

Record Currency Management Limited ("Record") is a sub-adviser for the Registrant's International Equity, World Equity Ex-US and International Fixed Income Funds. The principal business address of Record is 1st Floor Morgan House, Madeira Walk, Windsor, Berkshire SL4 1EP. Record is a registered investment adviser under the Advisers Act.

Rexiter Capital Management Limited

Rexiter Capital Management Limited ("Rexiter") is a sub-adviser for the Registrant's Emerging Markets Equity and World Equity Ex-US Funds. The principal business address of Rexiter is 21 St. James's Square, London SWIY 4SS United Kingdom. Rexiter is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Kenneth King Managing Director and Chief Investment Officer	—	—
Helena Coles Director—Senior Investment Manager	—	—
Adrian Cowell Director—Senior Investment Manager	—	—
Murray Davey Director—Senior Investment Manager	—	—
Christopher James Director—Senior Investment Manager	—	—
Gavin MacLachlan Director—Business Manager and Company Secretary	—	—
Nicholas Payne Director—Senior Investment Manager	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company

Christopher Vale Director—Senior Investment Manager	—	—
Jay Cromarty Director	State Street Global Alliance (US)	President
Joe Lyons Director	State Street Global Alliance (US)	Senior Principal
Nancy Mangraviti Legal Counsel	State Street Global Alliance (US)	Legal Counsel
Sam Stewart Chief Compliance Officer	SSgA Limited (UK)	Head of Compliance and Risk
Christopher Peacock Deputy Head of Compliance and Risk	SSgA Limited (UK)	Deputy Head of Compliance and Risk
Sean McLeod Compliance Assistant	SSgA Limited (UK)	Compliance Assistant
Tanya Barvenik Compliance Assistant	SSgA Limited (UK)	Compliance Assistant
John Stelley Compliance—Code of Ethics	SSgA (US)	Compliance – Code of Ethics
Tracey Wilkinson Compliance—Code of Ethics	SSgA (US)	Compliance – Code of Ethics
Andrew Letts Proxy Voting	SSgA (US)	Proxy Voting
Sylvana Billings Finance Manager	—	—

Security Capital Research & Management Incorporated

Security Capital Research & Management Incorporated ("Security Capital") is a sub-adviser for the Registrant's Small Cap and Small/Mid Cap Equity Funds. The principal business address of Security Capital is 10 South Dearborn Street, Suite 1400, Chicago, Illinois, 60603. Security Capital is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Kevin W. Bedell Managing Director	—	—
Anthony R. Manno, Jr. President, Sole Director, and Managing Director	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company

David E. Rosenbaum Managing Director	—	—
Kenneth D. Statz Managing Director	—	—

SEI Investments Management Corporation

SEI Investments Management Corporation ("SIMC") is the adviser for the Registrant's Funds. The principal business address of SIMC is One Freedom Valley Drive, Oaks, PA 19456. SIMC is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Edward D. Loughlin Director, President	SEI Investments Company	Executive Vice President— Enterprise Division
	SEI Investments Distribution Co.	Director
	SEI Trust Company	Director
	SEI Investments Global Funds Services	Senior Vice President
	SEI Investments (France)	Board of Directors
	SEI Investments Management Corporation II	Director, President
	SEI Investments Fund Management	Chief Executive Officer
	SEI Investments Canada Company	Director
Carl A. Guarino Director, Senior Vice President	SEI Investments Company SEI Investments Distribution Co. SEI Global Holdings (Cayman) Inc.	Executive Vice President Director Director
	SEI Investments (France)	Board of Directors
	LSV Asset Management	Management Committee
	SEI Investments Management Corporation II	Director, Senior Vice President
	SEI Investments Global, Limited	Director
	SEI Insurance Group, Inc.	Director
	SEI Franchise, Inc.	Director
	SEI Investments Fund Management	Senior Vice President
Jack May Vice President	SEI Investments Management Corporation II	Vice President
	SEI Franchise, Inc.	Vice President
James V. Morris Vice President	SEI Global Services, Inc.	Vice President

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company

Stephen Onofrio Vice President	SEI Investments Management Corporation II	Vice President
Timothy D. Barto General Counsel, Vice President, Secretary	SEI Investments Company SIMC Holdings, LLC	Vice President, Assistant Secretary Manager
	SEI Investments Fund Management	General Counsel, Vice President, Secretary
	SEI Investments Global Funds Services	General Counsel, Vice President, Secretary
	SEI Investments Management Corporation II	General Counsel, Vice President, Secretary
	SIMC Subsidiary, LLC	Manager
	SEI Franchise, Inc.	Assistant Secretary
	SEI Investments Global (Bermuda) Ltd.	Vice President
	SIMC Holdings, LLC	Manager
	SEI Global Services, Inc.	Vice President, Assistant Secretary
Robert Crudup Senior Vice President	SEI Investments Global Funds Services	Senior Vice President
	SEI Investments Fund Management	Senior Vice President
	SEI Investments Company	Executive Vice President
	SEI Global Services, Inc.	Director, President
Richard A. Deak Vice President, Assistant Secretary	SEI Investments Company SEI Global Services, Inc.	Vice President, Assistant Secretary General Counsel, Vice President, Secretary
	SEI Investments Global Funds Services	Vice President, Assistant Secretary
	SEI Investments Management Corporation II	Vice President, Assistant Secretary
Lydia A. Gavalis Vice President, Assistant Secretary	SEI Investments Company SEI Trust Company	Vice President, Assistant Secretary General Counsel, Assistant Secretary
	SEI Investments Management Corporation II	Assistant Secretary
	SEI Private Trust Company	General Counsel
	SEI Insurance Group, Inc. Secretary	Vice President, Assistant

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Greg Gettinger Vice President	SEI Trust Company SEI Investments Global Funds Services	Vice President Vice President
	SEI Investments Fund Management	Vice President
	SEI Investments Management Corporation II	Vice President
	SEI Investments Management Corporation Delaware, L.L.C.	Vice President
	SEI Global Services, Inc.	Vice President
Kathy Heilig Vice President, Treasurer	SEI Inc. (Canada) SEI Ventures, Inc.	Vice President, Treasurer Director, Vice President, Treasurer
	SEI Insurance Group, Inc.	Vice President, Treasurer
	SEI Global Investments Corp.	Vice President, Treasurer
	SEI Advanced Capital Management, Inc.	Director, Vice President, Treasurer
	SEI Investments Global (Cayman), Limited	Vice President, Treasurer
	SEI Primus Holding Corp.	Director, Vice President, Treasurer
	SEI Global Services, Inc.	Treasurer
	SEI Franchise, Inc.	Vice President, Treasurer
	SEI Global Capital Investments, Inc.	Director, Vice President, Treasurer
	SEI Investments Fund Management	Vice President, Treasurer
	SEI Global Holdings (Cayman) Inc.	Vice President, Treasurer, Assistant Secretary
	SEI Funds, Inc.	Director, Vice President, Treasurer
	SEI Investments Management Corporation II	Vice President, Treasurer
	SEI Investments Management Corporation Delaware, L.L.C.	Manager, Vice President, Treasurer
	SEI Investments, Inc.	Director, Vice President, Treasurer
	SEI Investments Developments, Inc.	Director, Vice President, Treasurer
	SEI Investments Company	Vice President, Controller, Chief Accounting Officer
Carolyn McLaurin Vice President	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Raymond B. Webster Vice President	SEI Investments Management Corporation II	Vice President
	SEI Global Services, Inc.	Vice President
Lori L. White Assistant Secretary	SEI Investments Company	Vice President, Assistant Secretary
	SEI Investments Distribution Co.	Vice President, Assistant Secretary
	SEI Investments Management Corporation II	Assistant Secretary
	SEI Investments Global Funds Services	Assistant Secretary
	SEI Investments Fund Management	Assistant Secretary
David Campbell Vice President	SEI Global Services, Inc. SEI Investments Global Fund Services	Vice President Vice President
Lori Heinel Vice President	—	—
Jim Combs Vice President	SEI Global Services, Inc.	Vice President
Paul Klauder Vice President	SEI Global Services, Inc.	Vice President
Alison Saunders Vice President	SEI Global Services, Inc.	Vice President
Brandon Sharrett Vice President	SEI Global Services, Inc. SEI Investments Global Fund Services	Vice President Vice President
Wayne Withrow Senior Vice President	SEI Investments Company SEI Investments Distribution Co.	Executive Vice President Director
	SEI Investments Global Funds Services	Chief Executive Officer
	SEI Investments Fund Management	Senior Vice President
	SEI Trust Company	Director
	SEI Investments Global (Cayman), Limited	Director
	SEI Global Holdings (Cayman) Inc.	Chairman of the Board & Chief Executive Officer
	SEI Investments—Global Fund Services Limited	Director
	SEI Global Services, Inc.	Director, Senior Vice President

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	SEI Investments Management Corporation II	Senior Vice President
	SEI Investments Global (Bermuda) Ltd.	Director, President
Tom Jones Chief Compliance Officer, Assistant Secretary	SEI Investments Management Corporation II	Chief Compliance Officer, Assistant Secretary
Karl Dasher Senior Vice President, Chief Investment Officer	SEI Investments (France)	Board of Directors
Vincent Chu Vice President	SEI Asset Korea	Director
Kevin P. Robins Director, Senior Vice President	SEI Investments Company SEI Insurance Group, Inc. SEI Investments Fund Management	Senior Vice President Director Senior Vice President
	SEI Trust Company	Director
	LSV Asset Management	Management Committee
	SEI Investments Global (Cayman), Limited	Director
	SEI Global Holdings (Cayman) Inc.	Director
	SEI Global Services, Inc.	Director, Senior Vice President
	SEI Investments Management Corporation II	Director
	SEI Giving Fund	Director, President
Joseph P. Ujobai Senior Vice President	SEI Investments Company SEI Inc. (Canada)	Executive Vice President Director
	SEI Capital Limited (Canada)	Director
	SEI Global Investments Corp.	President
	SEI Investments (Europe) Ltd	Director
	SEI Investments—Unit Trust Management (UK) Limited	Director
	SEI Global Nominee Ltd	Director
	SEI Investments (France)	Board of Directors
	SEI Asset Korea	Director
	SEI Investments (South Africa) Limited	Director
	SEI Investments Global, Limited	Director
	SEI Investments Canada Company	Director
	SEI Global Services, Inc.	Senior Vice President

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company

Michael Hogan Vice President	—	—
James Smigiel Vice President	—	—
Greg Stahl Vice President	—	—
Jack McCue Vice President	—	—
Roger Messina Vice President	—	—
James Miceli Vice President	—	—
Michael Cagina Vice President	—	—
Michael Farrell Vice President	SEI Investments Distribution Co. SEI Private Trust Company	Vice President Trust Officer
	SEI Investments Management Corporation II	Vice President
	SEI Franchise, Inc.	Vice President
Michael Pang Vice President, Assistant Secretary	SEI Investments Global Funds Services SEI Investments Global (Cayman), Limited	Vice President, Assistant Secretary Vice President, Secretary
	SEI Global Holdings (Cayman) Inc.	Vice President, Secretary
	SEI Global Services, Inc.	Vice President, Assistant Secretary
Philip Masterson Vice President, Assistant Secretary	SEI Investments Global Funds Services	Vice President, Assistant Secretary
James Ndiaye Vice President, Assistant Secretary	SEI Investments Global Funds Services	Vice President, Secretary
Sofia Rosala Vice President, Assistant Secretary	SEI Investments Global Funds Services SEI Investments Fund Management	Vice President, Assistant Secretary Vice President, Assistant Secretary
	SEI Investments Management Corporation II	Vice President, Assistant Secretary

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Lauren Shank Vice President, Assistant Secretary	SEI Global Services, Inc. Secretary	Vice President, Assistant
N. Jeffrey Klauder Senior Vice President, Assistant Secretary	SEI Ventures, Inc. SEI Investments Management Corporation Delaware, L.L.C.	Senior Vice President, Secretary Senior Vice President, Assistant Secretary

Smith Breeden Associates, Inc.

Smith Breeden Associates, Inc. ("Smith Breeden") is a sub-adviser for the Registrant's Large Cap Disciplined Equity, Large Cap Diversified Alpha, International Equity and World Equity Ex-US Funds. The principal business address of Smith Breeden is 100 Europa Drive, Suite 200, Chapel Hill, North Carolina 27157. Smith Breeden is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Douglas T. Breeden Ph.D., Chairman Emeritus	Duke University Fuqua School of Business	Dean
	Community First Financial Group, Inc.	Chairman
	Wyandotte Community Corporation	CEO/Chairman
Daniel C. Dektar, Chief Investment Officer	OHSF Hedge MGP I, Inc.	Director
Stephen A. Eason, CFA, Executive Vice President	Eason Energy, Inc.	President
Eugene Flood, Jr., Ph.D., Chief Executive Officer	Swiss Investment Partners, LLC	Managing Partner
Michael J. Giarla, Chairman	Wyandotte Community Corporation	Director
	Harrington Bank, FSB	Chairman
	Community First Financial Group, Inc.	Director
Stanley J. Kon, Ph.D., Director of Research	Harrington West Financial Group, Inc.	Director
	Los Padres Savings Bank, FSB	Director

Stone Harbor Investment Partners LP

Stone Harbor Investment Partners LP ("Stone Harbor") is a sub-adviser for the Registrant's Emerging Markets Debt Fund. The principal business address of Stone Harbor is 399 Park Avenue, New York, New York, 10022. Stone Harbor is a registered investment adviser under the Advisers Act.

SSgA Funds Management, Inc.

SSgA Funds Management, Inc. ("SSgA FM") is a sub-adviser for the Registrant's Large Cap Index Fund. The principal business address of SSgA FM is 1 Lincoln St. Boston, MA 02111. SSgA FM is a registered investment adviser under the Advisers Act.

Wellington Management Company, LLP

Wellington Management Company, LLP ("Wellington Management") is a sub-adviser to the Registrant's Small Cap and Small/Mid Cap Equity Funds. The principal business address of Wellington Management is 75 State Street, Boston, Massachusetts 02109. Wellington Management is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Kenneth L. Abrams Partner	—	—
Nicholas C. Adams Partner	—	—
Deborah L. Allinson Partner	—	—
Steven C. Angeli Partner	—	—
James H. Averill Partner	—	—
John F. Averill Partner	—	—
Karl E. Bandtel Partner	—	—
David W. Barnard Partner	—	—
Mark J. Beckwith Partner	—	—
James A. Bevilacqua Partner	—	—
Kevin J. Blake Partner	—	—
William N. Booth Partner	—	—
James A. Boselli Partner	—	—
Edward P. Bousa Partner	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
John V. Branner Partner	—	—
Michael J. Boudens Partner	—	—
Paul Braverman Partner	—	—
Robert A. Bruno Partner	—	—
Michael T. Carmen Partner	—	—
Maryann E. Carroll Partner	—	—
William R.H. Clark Partner	—	—
Cynthia M. Clarke Partner	—	—
Richard M. Coffman Partner	—	—
John Da Costa Partner	—	—
Pamela Dippel Partner	—	—
Scott M. Elliott Partner	—	—
Robert L. Evans Partner	—	—
David R. Fassnacht Partner	—	—
Lisa D. Finkel Partner	—	—
Mark T. Flaherty Partner	—	—
Holly French Partner	—	—
Laurie A. Gabriel Managing Partner	—	—
Ann C. Gallo Partner	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Bruce L. Glazer Partner	—	—
Subbiah Gopalraman Partner	—	—
Paul J. Hamel Partner	—	—
William J. Hannigan Partner	—	—
Lucius T. Hill, III Partner	—	—
James P. Hoffman Partner	—	—
Jean M. Hynes Partner	—	—
Steven T. Irons Partner	—	—
Mark D. Jordy Partner	—	—
Paul D. Kaplan Partner	—	—
Lorraine A. Keady Partner	—	—
John C. Keogh Partner	—	—
George C. Lodge, Jr. Partner	—	—
Nancy T. Lukitsh Partner	—	—
Mark T. Lynch Partner	—	—
Norman L. Malcolm Partner	—	—
Mark D. Mandel Partner	—	—
Christine S. Manfredi Partner	—	—
Lucinda M. Marrs Partner	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Earl E. McEvoy Partner	—	—
Matthew E. Megargel Partner	—	—
James N. Mordy Partner	—	—
Diane C. Nordin Partner	—	—
Stephen T. O'Brien Partner	—	—
Andrew S. Offit Partner	—	—
Edward P. Owens Partner	—	—
Saul J. Pannell Partner	—	—
Thomas L. Pappas Partner	—	—
Jonathan M. Payson Partner	—	—
Philip H. Perelmuter Partner	—	—
Robert D. Rands Partner	—	—
Jamie A. Rome Partner	—	—
James A. Rullo Partner	—	—
John R. Ryan Managing Partner	—	—
Joseph H. Schwartz Partner	—	—
James H. Shakin Partner	—	—
Theodore E. Shasta Partner	—	—
Andrew J. Shilling Partner	—	—
Binkley C. Shorts Partner	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Scott E. Simpson Partner	—	—
Trond Skramstad Partner	—	—
Stephen A. Soderberg Partner	—	—
Haluk Soykan Partner	—	—
Kent M. Stahl Partner	—	—
Eric Stromquist Partner	—	—
Brendan J. Swords Partner	—	—
Harriett T. Taggart Partner	—	—
Frank L. Teixeira Partner	—	—
Perry M. Traquina Managing Partner	—	—
Nilesh P. Undavia Partner	—	—
Kim Williams Partner	—	—
Itsuki Yamashita Partner	—	—
David S. Zimble Partner	—	—

Wells Capital Management, Inc.

Wells Capital Management, Inc. ("Wells Capital") is a sub-adviser for the Registrant's Core Fixed Income Fund. The principal business address of Wells Capital is 525 Market Street, 10th Floor, San Francisco, California 94105. Wells Capital is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Robert W. Bissell President, Chief Executive Officer	Wells Fargo Bank, N.A.	Executive Vice President
J. Mari Casas Senior Vice President	Wells Fargo Bank, N.A.	Senior Vice President

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company

Kirk D. Hartman Executive Vice President, Chief Investment Officer	—	—
Amru A. Khan Executive Vice President	Wells Fargo Bank, N.A.	Senior Vice President
Thomas M. O'Malley Senior Vice President	Wells Fargo Bank, N.A.	Senior Vice President
James Paulsen Executive Vice President and Chief Investment Strategist	—	—
David D. Sylvester Executive Vice President	—	—
William L. Timoney Executive Vice President	—	—
Karen L. Norton Senior Vice President and Chief Administrative and Operation Officer	—	—
David O'Keefe Senior Vice President, Chief Financial Officer and Assistant Secretary	—	—
Sallie C. Squire Senior Vice President and Director of Professional and Corporate Development	—	—
William C. Stevens Senior Vice President	—	—
Jon Baranko Vice President	—	—
Dale E. Benson Vice President	—	—
Bob Dehnke Vice President	—	—
Melissa Grove Vice President	—	—
Jim Hintz Vice President	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Tara Mangelsen Vice President	—	—
Gilbert Southwell Vice President	—	—
Dick Weiss Executive Vice President	—	—
Mai S. Shiver Senior Vice President	—	—
Mark D. Cooper Vice President	—	—

Western Asset Management Company

Western Asset Management Company ("Western Asset") is a sub-adviser for the Core Fixed Income Fund. The principal business address of Western Asset is 385 East Colorado Boulevard, Pasadena, California 91101. Western Asset is an investment adviser registered under the Advisers Act.

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
Bruce D. Alberts Chief Investment Officer	None	None
Peter L. Bain Director	Western Asset Management
Company Ltd.
Legg Mason, Inc.
Legg Mason Funds
Management, Inc.
Brandywine Asset
Management, LLC
Nova Scotia Company
BMML, Inc.
Legg Mason Capital
Management, Inc.
Barrett Associates, Inc.
Bartlett and Co.
Berkshire Asset Management, Inc.
Legg Mason Focus Capital, Inc.
Gray, Seifert and Company, LLC
Howard Weil Incorporated
Legg Mason Real Estate
Services, Inc.
Legg Mason Commercial Real
Estate Services, Inc.
Legg Mason Funding, Inc.
Legg Mason Limited
Legg Mason Properties, Inc.
Legg Mason Realty Group, inc.
LM Tower, Inc.
PCM Holdings, Inc.
PCM Holdings II, LLC
Royce & Associates, Inc.	Director
Senior Executive Vice President
Director
Manager
Director
Vice President and Director
Director
Director
Director
Director
Director
Director
Director
Director
Director
Director
Director
Director
Director
Director
Director
Director
Manager

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company

James W. Hirschmann III President, CEO and Director	Western Asset Management Company Ltd.	Managing Director and Director
Gavin L. James Director of Global Client Services	None	None
S. Kenneth Leech Chief Investment Officer	None	None
Gregory B. McShea General Counsel, Secretary and Chief Compliance Officer Western Asset Management Company Ltd.	General Counsel and Chief Compliance Officer
Edward A. Taber III Director	Western Asset Management
Company, Ltd.
Legg Mason, Inc
Legg Mason Fund Adviser, Inc.
Batterymarch Financial
Management, Inc.
Brandywine Asset
Management, LLC
Legg Mason Real Estate
Investors, Inc.
Nova Scotia Company
Legg Mason Asset Management
(Asia) Pte Ltd
Legg Mason Real Estate Securities
Advisors, Inc.
	LM Holdings, Inc.	Director Executive Vice President Director Director Manager Director Vice President and Director Director Director Director
Stephen A. Walsh Deputy Chief Investment Officer	None	None

Western Asset Management Company Limited

Western Asset Management Company Limited ("Western") is a sub-adviser for the Core Fixed Income Fund. The principal business address of Western is 155 Bishopsgate, London EC2M 3XG. Western is an investment adviser registered under the Advisers Act.

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
Bruce D. Alberts Chief Investment Officer	None	None

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company

Peter L. Bain Director	Western Asset Management
Company Ltd.
Legg Mason, Inc.
Legg Mason Funds
Management, Inc.
Brandywine Asset
Management, LLC
Nova Scotia Company
BMML, Inc.
Legg Mason Capital
Management, Inc.
Barrett Associates, Inc.
Bartlett and Co.
Berkshire Asset Management, Inc.
Legg Mason Focus Capital, Inc.
Gray, Seifert and Company, LLC
Howard Weil Incorporated
Legg Mason Real Estate
Services, Inc.
Legg Mason Commercial Real
Estate Services, Inc.
Legg Mason Funding, Inc.
Legg Mason Limited
Legg Mason Properties, Inc.
Legg Mason Realty Group, inc.
LM Tower, Inc.
PCM Holdings, Inc.
PCM Holdings II, LLC
Royce & Associates, Inc.	Director

Senior Executive Vice President
Director

Manager

Director
Vice President and Director
Director

Director
Director
Director
Director
Director
Director
Director

Director

Director
Director
Director
Director
Director
Director
Director
Manager
James W. Hirschmann III President, CEO and Director	Western Asset Management Company Ltd.	Managing Director and Director
Gavin L. James Director of Global Client Services	None	None
S. Kenneth Leech Chief Investment Officer	None	None
Gregory B. McShea General Counsel, Secretary and Chief Compliance Officer	Western Asset Management Company Ltd.	General Counsel and Chief Compliance Officer

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
Edward A. Taber III Director	Western Asset Management
Company, Ltd.
Legg Mason, Inc
Legg Mason Fund Adviser, Inc.
Batterymarch Financial
Management, Inc.
Brandywine Asset
Management, LLC
Legg Mason Real Estate
Investors, Inc.
Nova Scotia Company
Legg Mason Asset Management
(Asia) Pte Ltd
Legg Mason Real Estate Securities
Advisors, Inc.
	LM Holdings, Inc.	Director Executive Vice President Director Director Manager Director Vice President and Director Director Director Director
Stephen A. Walsh Deputy Chief Investment Officer	None	None

Item 27.  Principal Underwriters:

(a)  Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust	July 15, 1982
SEI Liquid Asset Trust	November 29, 1982
SEI Tax Exempt Trust	December 3, 1982
SEI Index Funds	July 10, 1985
SEI Institutional Managed Trust	January 22, 1987
SEI Institutional International Trust	August 30, 1988
The Advisors' Inner Circle Fund	November 14, 1991
The Advisors' Inner Circle Fund II	January 28, 1993
Bishop Street Funds	January 27, 1995
SEI Asset Allocation Trust	April 1, 1996
HighMark Funds	February 15, 1997
Oak Associates Funds	February 27, 1998
CNI Charter Funds	April 1, 1999
iShares Inc.	January 28, 2000
iShares Trust	April 25, 2000
JohnsonFamily Funds, Inc.	November 1, 2000
Causeway Capital Management Trust	September 20, 2001
The Japan Fund, Inc.	October 7, 2002
Barclay's Global Investors Funds	March 31, 2003
The Arbitrage Funds	May 17, 2005
The Turner Funds	January 1, 2006
ProShares Trust	November 14, 2005

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b)  Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

	Name	Position and Office with Underwriter	Positions and Offices with Registrant
William M. Doran	Director		Trustee
Kevin Barr	President & Chief Executive Officer		—
Maxine Chou	Chief Financial Officer & Treasurer		—
John Munch	General Counsel & Secretary		—
Edward D. Loughlin	Director		—
Wayne M. Withrow	Director		—
Michael Farrell	Vice President		—
Mark J. Held	Senior Vice President		—
Thomas Rodman	Chief Operations Officer		—
Karen LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer and Assistant Secretary		—
Lori L. White	Vice President and Assistant Secretary		—
Robert Silvestri	Vice President		—
John Coary	Vice President & Assistant Secretary		—
Al DelPizzo	Vice President		—
Mark McManus	Vice President		—

Item 28.  Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:

Wachovia Bank N.A. (formerly First Union National Bank)
Institutional Custody Group-PA494
123 S. Broad Street
Philadelphia, PA 19109

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

(b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

(c)  With respect to Rules 31a-1(b)(5),(6),(9), (10) and (11) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Money Managers:

Acadian Asset Management Inc.
One Post Office Square
Boston, Massachusetts 02109

Alliance Capital Management L.P.
1345 Avenue of the Americas
New York, New York 10105

Alphasimplex Group LLC
One Cambridge Center
Cambridge, MA 02142

Analytic Investors Inc.
500 South Grand Avenue
23rd Floor
Los Angeles, California 90071

Aronson+Johnson+Ortiz, LP
230 South Broad Street
Twentieth Floor
Philadelphia, Pennsylvania 19102

Artisan Partners Limited Partnership
875 E. Wisconsin Avenue, Suite 800
Milwaukee, Wisconsin 53202

Ashmore Investment Management Limited
20 Bedfordbury
London, United Kingdom WCZN 4BL

BlackRock Advisors, Inc.
40 East 52nd Street
New York, New York 10022

The Boston Company Asset Management
One Boston Place
Boston, Massachusetts 02108

Capital Guardian Trust Company
333 South Hope Street
55th Floor
Los Angeles, California 90071

David J. Greene & Company, LLC
599 Lexington Avenue
New York, New York 10022

Delaware Management Company
One Commerce Square
2005 Market Street
Philadelphia, Pennsylvania 19103

Emerging Markets Management, L.L.C.
1001 Nineteenth Street North
17th Floor
Arlington, Virginia 22209-1722

Enhanced Investment Technologies, LLC
2401 P.G.A. Boulevard
Suite 100
Palm Beach Gardens, Florida 33410

Fischer Francis Trees & Watts, Inc.
200 Park Avenue, 46th Floor
New York, New York 10166

Fuller & Thaler Asset Management, Inc.
411 Borel Avenue
Suite 402
San Mateo, California 94402

Goldman Sachs Asset Management
32 Old Slip
New York, New York 10005

ING Investment Management Co.
230 Park Avenue, 13th Floor
New York, New York 10169

Integrity Asset Management, LLC
9900 Corporate Campus Drive
Suite 3000
Louisville, Kentucky 40223

J.P. Morgan Investment Management, Inc.
522 Fifth Avenue,
New York, NY 10036

Lee Munder Investments, Ltd.
200 Clarendon Street, 28th Floor
Boston, Massachusetts 02116

Los Angeles Capital Management and Equity Research
11150 Santa Monica Blvd.
Suite 200
Los Angeles, CA 90025

LSV Asset Management
1 N. Wacker Drive
Chicago, Illinois 60606

Martingale Asset Management, L.P.
222 Berkeley Street
Boston, Massachusetts 02116

Mazama Capital Management, Inc.
One Southwest Columbia Street
Suite 1500
Portland, Oregon 97258

McKinley Capital Management Inc.
3301 C Street
Suite 500
Anchorage, Alaska 99503

Metropolitan West Asset Management LLC
11766 Wilshire Boulevard, Suite 1580
Los Angeles, California 90025

Montag & Caldwell, Inc.
3455 Peachtree Road, NE Suite 1200
Atlanta, Georgia 30326-3248

Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

Morgan Stanley Investment Management Limited
25 Cabot Square
Canary Wharf, London E14 4QA
United Kingdom

Nomura Corporate Research and Asset Management Inc.
2 World Financial Center
Building B
New York, New York 10281-1198

Quantitative Management Associates LLC
Gateway Center 2
McCarter Highway & Market Street
Newark, New Jersey 07102

Record Currency Management Limited
1st Floor Morgan House
Madeira Walk
Windsor, Berkshire SL4 1EP.

Rexiter Capital Management Limited
21 St. James's Square
London SWIY 4SS United Kingdom

Security Capital Research &
Management Incorporated
10 South Dearborn Street, Suite 1400
Chicago, Illinois 60603

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Smith Breeden Associates, Inc.
100 Europa Drive, Suite 200
Chapel Hill, North Carolina 27157

SSgA Funds Management, Inc.
1 Lincoln St.
Boston, MA 02111.

Stone Harbor Investment Partners LP
399 Park Avenue,
New York, New York 10022.

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

Wells Capital Management, Inc.
525 Market Street, 10th Floor
San Francisco, California 94105

Western Asset Management Company
385 East Colorado Boulevard, 6th Floor
Pasadena, California 91101

Western Asset Management Company Limited
155 Bishopsgate
London EC2M 3XG

Item 29.  Management Services:

None.

Item 30.  Undertakings:

None.

NOTICE

A copy of the Agreement and Declaration of Trust of SEI Institutional Investments Trust is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, Officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 24 to Registration Statement No. 33-58041 to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 14th day of July, 2006.

SEI INSTITUTIONAL INVESTMENTS TRUST

BY:  /S/ ROBERT A. NESHER

  Robert A. Nesher

  President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the date(s) indicated.

* Rosemarie B. Greco	Trustee	July 14, 2006
* William M. Doran	Trustee	July 14, 2006
* F. Wendell Gooch	Trustee	July 14, 2006
* George J. Sullivan, Jr.	Trustee	July 14, 2006
* James M. Storey	Trustee	July 14, 2006
* Robert A. Nesher	Trustee	July 14, 2006
* Nina Lesavoy	Trustee	July 14, 2006
* James M. Williams	Trustee	July 14, 2006
/S/ ROBERT A. NESHER Robert A. Nesher	President & Chief Executive Officer	July 14, 2006
/S/ STEPHEN F. PANNER Stephen F. Panner	Controller & Chief Financial Officer	July 14, 2006
*By: /S/ ROBERT A. NESHER Robert A. Nesher Attorney-in-Fact

EXHIBIT INDEX

Exhibit Number	Description

EX-99.B(d)(34)	Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Enhanced Investment Technologies, LLC with respect to the Large Cap and Large Cap Diversified Alpha Funds are filed herewith.

EX-99.B(d)(36)	Form of Amended Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Analytic Investors, Inc. with respect to the Global Managed Volatility Fund is filed herewith.

EX-99.B(d)(41)	Amended Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Delaware Management Company, a series of Delaware Management Business Trust, with respect to the Large Cap Diversified Alpha Fund, are filed herewith.

EX-99.B(d)(57)	Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and ING Investment Management, Co. with respect to the Core Fixed Income Fund are filed herewith.

EX-99.B(d)(58)	Form of Amended Schedules A and B between SIMC and ING Investments Management Co. with respect to the Emerging Markets Debt Fund are filed herewith.

EX-99.B(d)(62)	Amended Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Integrity Asset Management, LLC with respect to the Small Cap Fund are filed herewith.

EX-99.B(d)(64)	Form of Investment Sub-Advisory Agreement between SIMC and Acadian Asset Management Inc. with respect to the Global Managed Volatility Fund is filed herewith.

EX-99.B(d)(69)	Amended Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Quantitative Management Associates LLC with respect to the Large Cap Diversified Alpha Fund are filed herewith.

EX-99.B(d)(70)	Amended Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Smith Breeden Associates, Inc. with respect to the International Equity and World Equity Ex-US Funds are filed herewith.

EX-99.B(d)(92)	Investment Sub-Advisory Agreement between SIMC and Western Asset Management Company Limited with respect to the Core Fixed Income Fund is filed herewith.

EX-99.B(d)(94)	Investment Sub-Advisory Agreement between SIMC and Ashmore Investment Management Limited with respect to the Emerging Markets Equity and Emerging Markets Debt Funds is filed herewith.

EX-99.B(d)(95)	Investment Sub-Advisory Agreement between SIMC and J.P. Morgan Investment Management, Inc. with respect to the High Yield Bond Fund is filed herewith.

EX-99.B(d)(96)	Investment Sub-Advisory Agreement between SIMC and AlphaSimplex Group LLC with respect to the Large Cap Disciplined Equity Fund is filed herewith.

EX-99.B(d)(97)	Form of Investment Sub-Advisory agreement between SIMC and Record Currency Management Limited with respect to the International Fixed Income, International Equity and World Equity Ex-US Funds is filed herewith.

Exhibit Number	Description

EX-99.B(d)(98)	Investment Sub-Advisory Agreement between SIMC and Los Angeles Capital Management and Equity Research, Inc. with respect to the Small Cap and Small/Mid Cap Equity Funds is filed herewith.

EX-99.B(d)(99)	Investment Sub-Advisory Agreement between SIMC and SSgA Funds Management Inc. with respect to the Large Cap Index Fund is filed herewith.

EX-99.B(d)(100)	Form of Investment Sub-Advisory Agreement between SIMC and Stone Harbor Investment Partners, LP with respect to the Emerging Markets Debt Fund is filed herewith.

EX-99.B(p)(1)	The Code of Ethics for SEI Investments Management Corporation is filed herewith.

EX-99.B(p)(2)	The Code of Ethics for SEI Investments Distribution Co. is filed herewith.

EX-99.B(p)(3)	The Code of Ethics for SEI Investments Global Funds Services is filed herewith.

EX-99.B(p)(4)	The Joint Code of Ethics for SEI Funds is filed herewith.

EX-99.B(p)(6)	The Code of Ethics for Artisan Partners Limited Partnership is filed herewith.

EX-99.B(p)(9)	The Code of Ethics for Capital Guardian Trust Company is filed herewith.

EX-99.B(p)(12)	The Code of Ethics for Fischer Francis Trees & Watts, Inc. is filed herewith.

EX-99.B(p)(21)	The Code of Ethics for Morgan Stanley Investment Management Inc. is filed herewith.

EX-99.B(p)(22)	The Code of Ethics for Nomura Corporate Resesarch & Asset Management Inc. is filed herewith.

EX-99.B(p)(24)	The Code of Ethics for Wellington Management Company, LLP is filed herewith.

EX-99.B(p)(26)	The Code of Ethics for Western Asset Management Company is filed herewith.

EX-99.B(p)(28)	The Code of Ethics for Enhanced Investment Technologies, LLC is filed herewith.

EX-99.B(p)(31)	The Code of Ethics for Delaware Management Company, a series of Delaware Management Business Trust, is filed herewith.

EX-99.B(p)(32)	The Code of Ethics for ING Investment Management Co. is filed herewith.

EX-99.B(p)(35)	The Code of Ethics for Acadian Asset Management Inc. is filed herewith.

EX-99.B(p)(39)	The Code of Ethics for Ashmore Investment Management Limited is filed herewith.

EX-99.B(p)(40)	The Code of Ethics for AlphaSimplex Group LLC is filed herewith.

EX-99.B(p)(41)	The Code of Ethics for Los Angeles Capital Management and Equity Research, Inc. is filed herewith.

EX-99.B(p)(42)	The Code of Ethics for Record Currency Management Limited is filed herewith.

EX-99.B(p)(43)	The Code of Ethics for SSgA Funds Management, Inc. is filed herewith.

EX-99.B(p)(44)	The Code of Ethics for Stone Harbor Investment Partners LP is filed herewith.

EX-99.B(q)(1)	Powers of Attorney for Robert A. Nesher, William M. Doran, George J. Sullivan, Jr., F. Wendell Gooch, Rosemarie B. Greco, Pedro A. Rodriguez, Nina Lesavoy, James M. Storey and James M. Williams are filed herewith.